                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-02033

Exact name of registrant as specified
in charter:                                  The Reserve Fund

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2005

ITEM 1.   SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[H&R BLOCK(R) LOGO]

FINANCIAL ADVISORS

MONEY MARKET FUNDS

OFFERED BY THE RESERVE FUNDS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND

LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND


SEMI-ANNUAL REPORT
NOVEMBER 30, 2005

                        THE RESERVE FUND -- PRIMARY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   NEGOTIABLE BANK CERTFICATES OF DEPOSIT -- 58.3%
                   DOMESTIC -- 13.4%
$    300,000,000   Branch Banking And Trust, 4.03%, 12/08/05                                     $     300,000,000
     300,000,000   First Tennessee Bank, NA, 4.02%, 12/1/05                                            300,000,000
     400,000,000   First Tennessee Bank, NA, 4.28%, 1/30/06                                            400,000,000
     375,000,000   Bank of America NA, 4.05%, 12/09/05                                                 375,000,000
     200,000,000   HSBC Bank USA, 4.06%, 5/16/06                                                       200,000,000
     200,000,000   Washington Mutual Bank FA, 4.08%, 5/31/06                                           200,000,000
     500,000,000   Washington Mutual Bank , 4.03%, 12/05/05                                            500,000,000
     500,000,000   Wells Fargo Bank, 4.02%, 12/01/05                                                   500,000,000
                                                                                                 -----------------
                                                                                                     2,775,000,000
                                                                                                 -----------------
                   YANKEES -- 44.9%
     200,000,000   American Express Centurion, 4.02%, 12/01/05                                         200,000,000
     300,000,000   Banco Bilbao Vizcaya AR, 4.02%, 12/01/05                                            300,000,000
     700,000,000   Bank of Tokyo Mitsubishi, 4.30%, 1/30/06                                            700,000,000
     400,000,000   Barclays Bank, 4.03%, 12/08/05                                                      400,000,000
     475,000,000   Barclays Bank, 4.275%, 1/30/06                                                      475,000,000
     500,000,000   BNP Paribas, 4.465%, 5/08/06                                                        500,000,000
     500,000,000   Calyon, 4.02%, 12/08/05                                                             500,000,000
     200,000,000   Canadian Imperial Bank of Commerce,
                   4.18%, 12/15/06                                                                     200,000,000
     300,000,000   Credit Industriel et Com, 4.00%, 2/17/06                                            300,000,000
     196,000,000   Credit Suisse First Boston, 3.995%, 2/23/06                                         196,000,000
     500,000,000   Credit Suisse First Boston, 4.47%, 5/10/06                                          500,000,000
     500,000,000   Deutsche Bank, 4.03%, 12/12/05                                                      500,000,000
     200,000,000   Deutsche Bank, 4.06%, 5/09/06                                                       200,000,000
     300,000,000   HBOS PLC, 4.29%, 4/21/06                                                            300,000,000
     700,000,000   Mizuho Corp Bank, 4.31%, 1/27/06                                                    700,000,000
     500,000,000   Natexis Banques Populaires, 3.99%, 2/21/06                                          500,000,000
     700,000,000   Royal Bank of Scotland, 4.29%, 4/21/06                                              700,000,000
     500,000,000   Societe Generale, 4.035%, 12/13/05                                                  500,000,000
     200,000,000   Societe Generale, 4.30%, 4/21/06                                                    200,000,000
     100,000,000   Standard Chartered, 4.04%, 12/13/05                                                 100,000,000
     100,000,000   Standard Chartered, 4.05%, 5/09/06                                                   99,991,295
     600,000,000   Unicredito Italiano SpA, 4.28%, 1/30/06                                             600,000,000
     600,000,000   UBS AG, 4.02%, 12/01/05                                                             600,000,000
                                                                                                 -----------------
                                                                                                     9,270,991,295
                                                                                                 -----------------
                   Total Negotiable Bank Certificates of Deposit
                   (Cost $12,045,991,295)                                                           12,045,991,295
                                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   EURO TIME DEPOSITS -- 0.4%
$     75,000,000   Suntrust Bank, 4.00%, 12/01/05
                   Total Euro Time Deposits (Cost $75,000,000)                                   $      75,000,000
                                                                                                 -----------------
                   REPURCHASE AGREEMENTS -- 44.0%
   4,098,000,000   Bear Stearns & Co., Inc., 4.03%, dated 11/30/05, due
                   12/1//05, repurchase proceeds at maturity
                   $4,098,458,748 (collateralized by FGRA 0%, due 4/15/17
                   to 3/15/35 valued at $1,186,025, FGRM 0% to 12% due
                   4/15/08 to 11/15/35 valued at $2,438,913,837, FMRA 0%
                   due 7/15/21 valued at $2,487, FMRM 0% due 5/15/21
                   valued at $2,423, FNMA 0% to 7.50% due 8/15/08 to
                   1/25/48 valued at $122,250,652, FNR2 0% due 4/25/07 to
                   10/25/22 valued at $873,118, FNR5 0% due 7/25/23 to
                   7/25/24 valued at $8,130,566, FNRA 0% due 12/25/15 to
                   06/25/26 valued at $6,581,896, FNRM 0% due 10/25/10
                   to 12/25/35 valued at $1,435,501,631, GNRM 3.75% to
                   6.50% due 2/16/29 to 3/16/44 valued at $212,369,949,
                   GNRP 6% due 4/17/34 valued at $1,358,490, GNRR
                   3.55% to 6.50% due 3/20/13 to 5/20/35 valued at
                   $115,919,171)                                                                     4,098,000,000
   3,500,000,000   Deutsche Bank Securities Inc., 4.03%, dated 11/30/05,
                   due 12/1/05, repurchase proceeds at maturity
                   $3,500,391,806 (collateralized by FGRA 0% due 11/15/35
                   valued at $204,526,988, FGRM 4.0% to 5.50% due
                   10/15/15 to 11/15/35 valued at $755,536,141, FGPC 5%
                   due 10/1/20 valued at $85,595,758, FGST 0% to 5.398%
                   due 12/1/34 to 10/1/35 valued at $419,474,940, FMAR
                   3.673% to 4.77% due 4/1/33 to 6/1/35 valued at
                   $16,148,429 FNAR 2.888% to 5.191% due 11/1/33 to
                   10/1/35 valued at $651,670,124, FNMS 5.50% to 6.0%
                   due 3/1/18 to 3/1/35 valued at $590,296,985, FNRM 5%
                   to 5.5% due 3/25/19 to 9/25/24 valued at $295,959,031,
                   FNST 0% to 5% due 8/1/34 to 10/1/35 valued at
                   $574,225,825, GNRM 5.398% due 11/16/15 valued at
                   $11,565,780)                                                                      3,500,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$  1,500,000,000   Barclays Bank Inc., 4.03% dated 11/30/05, due 12/1/05,
                   repurchase proceeds at maturity $1,500,167,917
                   (collateralized by FGPC 4.5% to 6.5% due 7/1/14 to
                   12/1/35 valued at $189,812,022, FGRA 0% to 4.92% due
                   7/15/17 to 9/15/35 valued at $41,736,647, FGRM 4.33%
                   to 6% due 9/15/16 to 9/15/33 valued at $219,174,867,
                   FGST 6% due 2/1/35 valued at $8,440,937, FMAR
                   4.674% to 5.612% due 7/1/30 to 11/1/35 valued at
                   $52,780,767, FNAR 3.13% to 5.85% due 3/1/33 to
                   12/1/35 valued at $126,365,914, FNMS 4.5% to 7% due
                   8/1/12 to 12/1/35 valued at $648,489,261, FNRA 4.33%
                   to 4.537% due 3/25/18 to 10/25/35 valued at $37,220,246,
                   FNRM 4% to 6% due 10/25/13 to 6/25/35 valued at
                   $177,239,617, GNRM 5% to 6% due 10/20/30 to 1/16/34
                   valued at $43,316,891)                                                        $   1,500,000,000
                                                                                                 -----------------
                   Total Repurchase Agreements (Cost $9,098,000,000)                                 9,098,000,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST $21,218,991,295)                            102.7%       21,218,991,295
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 0.0^             (191,813)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     0.0^              (36,935)
                   OTHER ASSETS, LESS LIABILITIES                                       (2.7)         (556,901,679)
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $  20,661,860,868
                                                                                       =====     =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   6,615,527,055 SHARES CLASS R                                                  $            1.00
                                                                                                 =================
                   11,769,012 SHARES CLASS 95                                                    $            1.00
                                                                                                 =================
                   94,871,176 SHARES CLASS 75                                                    $            1.00
                                                                                                 =================
                   18,403,245 SHARES CLASS 70                                                    $            1.00
                                                                                                 =================
                   709,408,033 SHARES CLASS TREASURER'S TRUST                                    $            1.00
                                                                                                 =================
                   29,683,104 SHARES CLASS 45                                                    $            1.00
                                                                                                 =================
                   4,486,300 SHARES CLASS 35                                                     $            1.00
                                                                                                 =================
                   494,983,216 SHARES CLASS 25                                                   $            1.00
                                                                                                 =================
                   291,096,557 SHARES CLASS 20                                                   $            1.00
                                                                                                 =================
                   87,751,260 SHARES CLASS 15                                                    $            1.00
                                                                                                 =================
                   463,506,970 SHARES CLASS 12                                                   $            1.00
                                                                                                 =================
                   11,840,374,940 SHARES CLASS 8                                                 $            1.00
                                                                                                 =================

----------
* Variable rate instrument.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   GOVERNMENT AGENCY NOTES -- 9.9%
$      6,125,000   Fannie Mae, 2.00%, 2/28/06                                                    $       6,091,039
      20,000,000   Fannie Mae, 2.03%, 2/09/06                                                           19,914,210
       3,415,000   Fannie Mae, 2.25%, 2/28/06                                                            3,398,109
       8,000,000   Fannie Mae, 3.35%, 7/28/06                                                            7,938,228
      46,108,000   Federal Home Loan Mortgage Corp., 1.875%, 2/15/06                                    45,878,708
      21,107,000   Federal Home Loan Mortgage Corp., 2.00%, 2/23/06                                     20,997,234
      50,000,000   Federal Home Loan Bank, 3.75%, 12/15/06                                              49,979,494
      46,121,000   Federal National Mortgage Association,
                   5.50%, 12/15/06                                                                      46,229,991
       5,455,000   Federal National Mortgage Association,
                   2.00%, 4/20/06                                                                        5,403,178
      25,000,000   Federal National Mortgage Association, 4.0962%,
                   12/29/05                                                                             24,999,124
                                                                                                 -----------------
                   Total Government Agency Notes
                   (Cost $230,829,315)                                                                 230,829,315
                                                                                                 -----------------
                   REPURCHASE AGREEMENTS -- 90.2%
     450,000,000   Bear Stearns & Co., Inc., 4.02%, dated 11/30/05, due
                   12/01/05, repurchase proceeds at maturity $450,050,250
                   (collateralized by FGRM 4.50% due 01/15/29 to 05/15/34
                   valued at $279,045,572, FNRM 0% due 03/25/29 to
                   08/25/35 valued at $184,458,567)                                                    450,000,000
     800,000,000   Deutsche Bank Securities Inc., 4.00%, dated 11/30/05, due
                   12/01/05, repurchase proceeds at maturity $800,088,889
                   (collateralized by FNNT 3.00% due 12/15/06 to 07/10/23
                   valued at $58,125,167, FNSM 3.125% due 01/12/07 to
                   03/15/13 valued at $83,012,362, FMNT 0% due 02/15/06
                   to 12/09/22 valued at $116,451,587, FMDN 0% due
                   12/12/05 to 01/17/06 valued at $22,399,705, FMFR 0%
                   due 05/04/06 valued at $10,065,020, FNPR 0% due
                   02/15/08 valued at $13,546,800 , FCOR 3.13% due
                   04/26/07 to 08/11/15 valued at $42,338,421, FCSB 4.35%
                   due 10/20/08 to 09/01/20 valued at $45,788,874, FHLB
                   2.375% due 03/30/06 to 05/13/11 valued ar $132,895,515,
                   FHOR 0% due 10/19/06 to 11/16/15 valued at
                   $287,674,970)                                                                       800,000,000
      80,000,000   Deutsche Bank Securities Inc., 4.22%, dated 11/30/05, due
                   12/08/06, repurchase proceeds at maturity $80,000,000
                   (collateralized by FMAR 5.048% due 10/01/33 valued at
                   $86,143,625)                                                                         80,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$     65,000,000   State Street Bank & Trust Co., 3.125%, dated 11/30/05, due
                   12/01/05, repurchase proceeds at maturity $65,007,078
                   (collateralized by FNMA 3.125% due 06/15/06 valued at
                   $66,302,657)                                                                  $      65,000,000
      80,000,000   Barclays Bank Inc., 4.20%, dated 11/30/05, due 02/01/06,
                   repurchase proceeds at maturity $80,840,000 (collateralized by FGRA 4.47% due 07/15/35 valued at $2,965,420, FGRM
                   5.00% due 05/15/17 to 11/15/24 valued at $53,909,288,
                   FNRM 4.50% due 04/25/27 valued at $25,525,292)                                       80,000,000
     622,000,000   Barclays Bank Inc., 4.01%, dated 11/30/05, due 12/01/05,
                   repurchase proceeds at maturity $622,069,284 (collateralized by FNAR 3.341% due 06/01/33 to 11/01/35 valued at
                   $37,559,800, FGRM 4.00% due 09/15/12 to 06/15/31
                   valued at $201,670,940, FGRA 4.22% due 03/15/23 valued
                   at $15,638,947, FGPC 4.50% due 04/01/19 to 07/01/20
                   valued at $35,352,403, FNRM 3.50% due 08/25/18 to
                   09/25/34 valued at $61,973,137, FNMS 4.50% due 07/01/15
                   to 12/01/35 valued at $247,144,733, GNRM 3.00% due
                   07/20/25 to 06/20/33 valued at $40,918,875)                                         622,000,000
                                                                                                 -----------------
                   Total Repurchase Agreements
                   (Cost $2,097,000,000)                                                             2,097,000,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST $2,327,829,315)                             100.1%        2,327,829,315
                   OTHER ASSETS LESS LIABILITIES                                        (0.1%)          (2,515,549)
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $   2,325,313,766
                                                                                       =====     =================

----------
*  Variable rate instrument.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   1,104,978,844 SHARES CLASS R                                                  $            1.00
                                                                                                 =================
                   93,442,783 SHARES CLASS TREASURER'S TRUST                                     $            1.00
                                                                                                 =================
                   13,089,107 SHARES CLASS 45                                                    $            1.00
                                                                                                 =================
                   11,169,637 SHARES CLASS 25                                                    $            1.00
                                                                                                 =================
                   105,243 SHARES CLASS 15                                                       $            1.00
                                                                                                 =================
                   77,602,573 SHARES CLASS 12                                                    $            1.00
                                                                                                 =================
                   1,024,925,579 SHARES CLASS 8                                                  $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

             STATEMENT OF NET ASSET -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   U.S. TREASURY BILLS -- 99.0%
$        700,000   U.S Treasury Bill 3.725% 12/1/05                                              $         700,000
     245,000,000   U.S Treasury Bill 3.82% 12/8/05                                                     244,816,867
     104,100,000   U.S. Treasury Bill 3.93% 12/15/05                                                   103,942,115
      38,100,000   U.S Treasury Bill 3.78% 12/22/05                                                     38,014,656
      38,300,000   U.S Treasury Bill 3.34% 1/5/06                                                       38,163,157
      50,000,000   U.S. Treasury Bill 3.472% 12/29/05                                                   49,867,972
                                                                                                 -----------------
                   Total U.S. Treasury Bills (Cost $475,504,767)                                       475,504,767
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST $475,504,767)                                99.0%          475,504,767
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 0.0^              (18,273)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     0.0^               (3,763)
                   OTHER ASSETS, LESS LIABILITIES                                        1.0             4,687,476
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $     480,170,207
                                                                                       =====     =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   345,838,075 SHARES CLASS R                                                    $            1.00
                                                                                                 =================
                   96,322,155 SHARES CLASS TREASURER'S TRUST                                     $            1.00
                                                                                                 =================
                   1,389,747 SHARES CLASS 75                                                     $            1.00
                                                                                                 =================
                   1,292,731 SHARES CLASS 45                                                     $            1.00
                                                                                                 =================
                   10,369 SHARES CLASS 25                                                        $            1.00
                                                                                                 =================
                   50,332 SHARES CLASS 12                                                        $            1.00
                                                                                                 =================
                   35,268,375 SHARES CLASS 8                                                     $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FCSB   --  Farm Credit System Bond
FGRA   --  FHLMC Adjustable Rate REMIC
FGPC   --  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM   --  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
           Certificates
FGSP   --  Freddie Mac Gold Strips - Principal Only
FHLMC  --  Federal Home Loan Mortgage Corp.
FMFR   --  Freddie Mac Floating Rate Note
FMNT   --  Freddie Mac Fixed Rate Notes
FMPR   --  FHLMC -- Zero Coupon
FMRA   --  FHLMC REMIC
FMRM   --  Freddie Mac Remics Fixed Rate
FNAR   --  Fannie Mae Adjustable Rates
FNMA   --  Federal National Mortgage Association
FNMS   --  Federal Mortgage-Backed Pass-Through Securities
FNNT   --  Federal National Mortgage Association Medium Term Note
FNPR   --  Fannie Mae Strips -- Principal Component
FNRA   --  FNMA REMIC
FNRM   --  FNMA REMIC Mortgage-Backed Pass-Through Securities
FNR2   --  Fannie Mae Remics Second Issuance
FNR5   --  Fannie Mae Remics Fifth Issuance
FNSM   --  Federal National Mortgage Association (Debentures)
FNST   --  FNMA STRIPS
GNRM   --  GNMA Pass-Through Floating Rate Securities
GNRP   --  Federal Eligible GNMA REMIC
GNRR   --  PPC Eligible GNMA REMIC
REMIC  --  Real Estate Mortgage Investment Conduit

----------
*  Variable Rate Instrument.
^  Amount is less than 0.05%.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.5%
                   ARIZONA -- 1.5%
$      5,100,000   Apache County IDA for Tucson Electric Power Co.,
                   2.94%--3.00%, 12/15/18(a)                                                     $       5,100,000
       2,000,000   Apache County IDA for Tucson Electric Power Co.,
                   2.94%, 12/1/20(a)                                                                     2,000,000
       3,600,000   Arizona HCF for Royal Oaks, 3.05%, 3/1/27(a)                                          3,600,000
       1,000,000   Phoenix IDR for Del Mar Terrace, 2.98%, 10/1/29(a)                                    1,000,000
       3,400,000   Pima County IDA for Tucson Electric Power Co.,
                   Series A, 3.00%, 12/1/22(a)                                                           3,400,000
                                                                                                 -----------------
                                                                                                        15,100,000
                                                                                                 -----------------
                   CALIFORNIA -- 11.0%
       9,445,000   California Pollution Control Wadham Energy,
                   2.96%, 11/1/17(a)                                                                     9,445,000
       3,780,000   California State Economic Recovery, Series C-7,
                   2.95%, 7/1/23                                                                         3,780,000
       6,200,000   California State, GO Series A-1, 3.07%, 5/1/40(a)                                     6,200,000
         300,000   California Statewide for Covenant Retirement
                   Community, 2.99%, 12/1/25(a)                                                            300,000
      20,315,000   California Water Department Reserve Powersupply,
                   Series B-3, 2.94%, 5/1/22(a)                                                         20,315,000
       2,688,000   Irvine Assessment, District 87-8, 2.95%, 9/2/24(a)                                    2,688,000
       6,250,000   Irvine Assessment, District 93-14, 2.94%, 9/2/25(a)                                   6,250,000
      20,685,000   Long Beach California Harbor, Series A,
                   2.98%, 5/15/27(a)                                                                    20,685,000
       1,000,000   Los Angeles MFH for Grand Promenade Project,
                   2.98%, 4/1/32(a)                                                                      1,000,000
      16,200,000   Metropolitan Water District, Series B-2, 3.01%, 7/1/28(a)                            16,200,000
      24,500,000   Metropolitan Water District, Series C-2, 2.92%, 7/1/36(a)                            24,500,000
         900,000   Santa Ana County, El Cammo Hospital District,
                   3.06%, 8/1/15(a)                                                                        900,000
                                                                                                 -----------------
                                                                                                       112,263,000
                                                                                                 -----------------
                   COLORADO -- 3.0%
         500,000   Broomfield IDA for Buckeye Investments,
                   3.07%, 12/1/09(a)                                                                       500,000
       6,600,000   Colorado EDA for Bear Creek School Project,
                   3.06%, 10/1/32(a)                                                                     6,600,000
      20,900,000   Colorado HFA for Adventist Health Sunbelt, Series B,
                   3.05%, 11/15/34(a)                                                                   20,900,000
       2,800,000   University of Colorado, Series B, 2.99%, 11/15/35(a)                                  2,800,000
                                                                                                 -----------------
                                                                                                        30,800,000
                                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CONNECTICUT -- 4.8%
$      1,260,000   Connecticut DAR for Independent Living Project,
                   2.97%, 7/1/15(a)                                                              $       1,260,000
         640,000   Connecticut DAR for Pierce Memorial Baptist,
                   2.97%, 10/1/28(a)                                                                       640,000
         600,000   Connecticut HEFA for Hotchkiss School, Series A,
                   3.01%, 7/1/30(a)(c)                                                                     600,000
         400,000   Connecticut HEFA for Kingswood Oxford School,
                   3.00%, 7/1/30(a)                                                                        400,000
      25,900,000   Connecticut HEFA for Yale University, Series T-2,
                   3.00%, 7/1/29(a)(c)                                                                  25,900,000
      15,000,000   Connecticut HEFA for Yale University, Series X-3,
                   2.92%, 7/1/37(a)(c)                                                                  15,000,000
         100,000   Connecticut Special Tax for Transportation
                   Infrastructure, Series 1, 3.03%, 9/1/20(a)                                              100,000
       2,900,000   Connecticut State Development Authority for Solid
                   Waste, 3.01%, 8/1/23(a)                                                               2,900,000
         300,000   Connecticut State HEFA, 2.86%, 7/1/27(a)                                                300,000
         410,000   Connecticut State, GO Series 97, 3.00%, 5/15/14(a)                                      410,000
       1,000,000   Hartford Redev. Agency MHR for Underwood Towers
                   Project, 3.00%, 6/1/20(a)                                                             1,000,000
         650,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 2.96%, 1/1/22(a)                                                           650,000
         430,000   Shelton County HFA for Crosby Commons Project,
                   3.08%, 1/1/31(a)                                                                        430,000
                                                                                                 -----------------
                                                                                                        49,590,000
                                                                                                 -----------------
                   FLORIDA -- 5.2%
      10,310,000   Alachua County HFA for Oak Hammock University,
                   3.03%, 10/1/32(a)                                                                    10,310,000
       2,300,000   Capital Finance Authority for Glenridge Palmer Ranch,
                   3.03%, 6/1/12(a)                                                                      2,300,000
         300,000   Duval County HFA for Lighthouse Bay Apartments,
                   3.04%, 12/1/32(a)                                                                       300,000
       5,945,000   Florida HFA for Collins Cove Senior Apartments,
                   3.02%, 2/1/36(a)                                                                      5,945,000
       3,900,000   Florida HFA for Wellesley Apartments, Series O,
                   2.93%, 8/1/35(a)                                                                      3,900,000
       6,875,000   Florida HFC Multifamily for Bridgewater Club,
                   3.02%, 6/1/34(a)                                                                      6,875,000
       5,420,000   Florida HFC Multifamily for Magnolia Pointe Apts.,
                   Series J, 3.10%, 6/1/39(a)                                                            5,420,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   FLORIDA -- (CONTINUED)
$      1,100,000   Orange County for YMCA, Series A, 3.10%, 5/1/27(a)                            $       1,100,000
       8,500,000   Palm Beach County for Morse Obligation Group,
                   3.07%, 5/1/33(a)                                                                      8,500,000
       8,500,000   Palm Beach County for Raymond F Kravis Center,
                   2.98%, 7/1/32(a)                                                                      8,500,000
         500,000   Sarasota County HFA for Bay Village, 3.10%, 12/1/23(a)                                  500,000
                                                                                                 -----------------
                                                                                                        53,650,000
                                                                                                 -----------------
                   GEORGIA -- 2.4%
       1,204,268   Georgia Muni Assoc. Pool Bd. COP, 3.06%, 12/15/20(a)                                  1,204,268
       4,970,000   Marietta HFA for Woold Glen, 3.03%, 7/1/24(a)                                         4,970,000
      17,870,000   Meag's, 2.96%, 1/1/26(a)                                                             17,870,000
                                                                                                 -----------------
                                                                                                        24,044,268
                                                                                                 -----------------
                   HAWAII -- 1.4%
      12,000,000   Honolulu City & County GO, Series 2001-C,
                   2.28%, 12/1/13(b)                                                                    12,000,000
       1,800,000   Honolulu City & County GO, Series 2001-C,
                   2.28%, 12/1/18(b)                                                                     1,800,000
                                                                                                 -----------------
                                                                                                        13,800,000
                                                                                                 -----------------
                   IOWA -- 0.7%
       1,000,000   Des Moines HRB for Iowa Methodist Medical Center,
                   3.00%, 8/1/15(a)                                                                      1,000,000
       5,725,000   Iowa Community Project, Series C, 3.05%, 11/15/34(a)                                  5,725,000
                                                                                                 -----------------
                                                                                                         6,725,000
                                                                                                 -----------------
                   LOUISIANA -- 5.8%
       1,000,000   Lake Charles District Revenue for Conoco, Series A,
                   3.00%, 9/1/29(a)                                                                      1,000,000
         935,000   Lake Charles HRB & Term. District Revenue for
                   CITGO Corp., 3.00%, 8/1/07(a)                                                           935,000
         879,000   Louisiana Environmental Facilities Community DAR,
                   Series A, 3.06%, 11/01/34(a)                                                            879,000
      15,000,000   Louisiana Local Government, 3.08%, 10/1/35(a)                                        15,000,000
          35,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A 3.00%, 9/1/17(a)                                                  35,000
         100,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A, 3.00%, 9/1/14(a)                                                100,000
       5,000,000   Louisiana Offshore Terminal, 3.05%, 9/1/08(a)                                         5,000,000
          35,000   Louisiana PFA for Kenner Hotel Ltd., 2.94%,12/1/15(a)                                    35,000
          35,000   Louisiana PFA, 3.60%, 7/1/33(a)                                                          35,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   LOUISIANA -- (CONTINUED)
$         35,000   Louisiana PFA, Multi-family, 3.06%, 6/15/31(a)                                $          35,000
      20,450,000   Louisiana State University, 3.03%, 7/1/30(a)                                         20,450,000
         375,000   Port of New Orleans Cold Storage Project,
                   3.10%, 11/1/22(a)                                                                       375,000
       9,335,000   South Louisiana Port , 3.04%, 1/1/27(a)                                               9,335,000
       4,882,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 2.98%, 7/1/18(a)                                                     4,882,000
       1,319,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 3.00%, 7/1/21(a)                                                     1,319,000
                                                                                                 -----------------
                                                                                                        59,415,000
                                                                                                 -----------------
                   MARYLAND -- 2.8%
       3,900,000   Howard County for Vantage House Facility, Series A,
                   3.05% 6/1/32(a)                                                                       3,900,000
       1,305,000   Maryland HEFA Pooled Loan Program, Series D,
                   3.02%, 1/1/29(a)                                                                      1,305,000
       1,000,000   Maryland State Health & Higher Education for
                   Carnegie Institute, 3.06%, 10/1/37(a)                                                 1,000,000
       1,975,000   Maryland State Health & Higher Education for Trinity
                   College, 3.05%, 11/1/26(a)                                                            1,975,000
       9,130,000   Maryland State HEFA for Adventist Health Care,
                   Series A, 3.07%, 1/1/35(a)                                                            9,130,000
      10,150,000   Maryland State Trans. Auth. for Baltimore/Washington
                   Airport, Series A, 2.98%, 7/1/13(a)                                                  10,150,000
       1,000,000   Montgomery County EDA for Riderwood Village Inc.,
                   3.07%, 3/1/34(a)                                                                      1,000,000
                                                                                                 -----------------
                                                                                                        28,460,000
                                                                                                 -----------------
                   MASSACHUSETTS -- 11.6%
       2,390,000   Massachusetts DFA for Bedford Notre Dame Health                                       2,390,000
                   Care, 3.13%, 10/1/29(a)
      10,825,000   Massachusetts DFA for Briarwood Retirement, Series A,                                10,825,000
                   3.04%, 1/1/35(a)
      13,800,000   Massachusetts DFA for Brooksby Village project,                                      13,800,000
                   3.04%, 7/1/32(a)
         180,000   Massachusetts DFA for Gann Academy Project,
                   2.90%, 6/1/32(a)                                                                        180,000
       9,945,000   Massachusetts DFA for Jewish Geriatric Services,                                      9,945,000
                   2.98%, 5/15/34(a)
         662,000   Massachusetts DFA for Smith College, 3.02%, 7/1/24(a)(c)                                662,000
         100,000   Massachusetts HEFA for Berklee College of Music,
                   Series D, 2.87%, 10/1/27(a)                                                             100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MASSACHUSETTS -- (CONTINUED)
$      8,500,000   Massachusetts HEFA for Cap Asset Program,
                   Series E & D, 2.94%--3.01%, 1/1/35(a)                                         $       8,500,000
       6,300,000   Massachusetts HEFA for Harvard University,
                   2.68%, 1/1/24(a)(c)                                                                   6,300,000
      20,000,000   Massachusetts HEFA for Harvard University, Series Y,
                   2.80%, 7/1/35(a)(c)                                                                  20,000,000
      35,000,000   Massachusetts HEFA for Massachusetts Institute of
                   Technology, Series J-2, 2.93%, 7/1/31(a)(c)                                          35,000,000
         100,000   Massachusetts HEFA for Wellesley College, Series E,
                   2.93%, 7/1/22(a)(c)                                                                     100,000
         200,000   Massachusetts HEFA for Williams College, Series E,
                   3.02%, 8/1/14(a)                                                                        200,000
         100,000   Massachusetts HFA for Single Family, 2.98%, 12/1/30(a)                                  100,000
      11,000,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                     11,000,000
         100,000   Massachusetts WSR, Series A, 2.98% 11/1/24(a)                                           100,000
                                                                                                 -----------------
                                                                                                       119,202,000
                                                                                                 -----------------
                   MICHIGAN -- 6.2%
       5,880,000   Ann Arbor Michigan Economic Dev Corp. - Glacier Inc.
                   Pj, Series A, 2.92%, 11/1/25(a)                                                       5,880,000
       2,300,000   Detroit Michigan Sew Disp Rev Var, Series B,
                   3.00%, 7/1/33(a)                                                                      2,300,000
         100,000   Garden City Hospital Finance Authority, Series 96-A,
                   3.08%, 9/1/26(a)                                                                        100,000
         900,000   Jackson County EDC for Thrifty Leoni Inc.,
                   3.05%, 12/1/14(a)                                                                       900,000
      16,440,000   Jackson County EDC for Vista Grande Villa,
                   2.98%, 11/1/31(a)                                                                    16,440,000
       5,250,000   Michigan HDA for Berrien Woods, Series A,
                   3.15%, 7/1/32(a)                                                                      5,250,000
       1,100,000   Michigan HDA Multi-Family Revenue for River Place
                   Apts., 2.99%, 6/1/18(a)                                                               1,100,000
         785,000   Michigan HDA, Series B, 2.70%, 4/1/19(a)                                                785,000
         235,000   Michigan State Hospital Finance Authority-Hosp
                   Equipment Ln Prog- A, 2.98%, 12/1/23(a)                                                 235,000
         400,000   Michigan Strategic Fund for Clark Retirement
                   Community, 3.04%, 6/1/31(a)                                                             400,000
       2,445,000   Michigan Strategic Fund for Haven Christian Services,
                   3.07%, 11/15/34(a)                                                                    2,445,000
       4,340,000   Michigan Strategic Fund for Henry Ford Museum
                   Village, 3.00%, 12/1/33(a)                                                            4,340,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MICHIGAN -- (CONTINUED)
$        950,000   Michigan Strategic Fund for Mot LLC Project,
                   3.07%, 12/1/34(a)                                                             $         950,000
         345,000   Michigan Strategic Fund for Peachwood Center
                   Association, 3.00%, 6/1/16(a)                                                           345,000
         110,000   Michigan Strategic Fund, 3.03%, 1/1/14(a)                                               110,000
         100,000   Oakland University, 3.06%, 3/1/31(a)                                                    100,000
      20,520,000   Wayne Charter County Detroit Met Cnty A,
                   3.03%, 12/1/16(a)                                                                    20,520,000
       1,000,000   Woodhaven Brownstown School District, Series B,
                   1.86%, 5/1/34(a)                                                                      1,000,000
                                                                                                 -----------------
                                                                                                        63,200,000
                                                                                                 -----------------
                   MINNESOTA -- 0.6%
         200,000   Cohasset for Minnesota Power & Light, 3.07%, 6/1/13(a)                                  200,000
         270,000   Minnesota Health for Fairview Health Services,
                   2.97%, 11/15/32(a)                                                                      270,000
       2,073,000   Minnesota HEFA for Carleton College, Series 6D,
                   3.02%, 4/1/35(a)                                                                      2,073,000
          14,000   Minnesota HEFA for St. Olaf College, Series 5-H,
                   3.03%, 10/1/30(a)(c)                                                                     14,000
         172,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                   3.03%, 10/1/32(a)(c)                                                                    172,000
       1,881,000   Minnesota Housing Finance Agency, Series C,
                   3.08%, 1/1/35(a)                                                                      1,881,000
         105,000   Minnesota Revenue for People Serving People Project,
                   3.08%, 10/1/21(a)                                                                       105,000
          81,000   Regents University, Series A, 3.09%, 7/1/08(a)                                           81,000
         117,000   Roseville Commercial Development for Berger
                   Transfer & Storage, 3.00%, 12/1/15(a)                                                   117,000
          66,000   St. Paul Housing & Redev. Authority for Public Radio
                   Project, 3.03%, 6/16/10(a)                                                               66,000
         100,000   St. Paul Housing & Redev. Authority District Heating
                   Revenue, 3.00%, 12/1/12(a)                                                              100,000
         881,000   St. Paul Housing & Redev. Authority MHR for Highland
                   Ridge, 3.05%, 10/1/33(a)                                                                881,000
                                                                                                 -----------------
                                                                                                         5,960,000
                                                                                                 -----------------
                   MISSOURI -- 0.0%^
         190,000   Platte County IDR for Platte Care Facility,
                   3.35%, 10/1/10 (a)                                                                      190,000
                                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEVADA -- 2.4%
$     19,500,000   Carson City Tahoe Hospital, 3.05%, 9/1/33(a)                                  $      19,500,000
       5,000,000   Carson City Tahoe Medical Center, 3.05%, 9/1/35(a)                                    5,000,000
                                                                                                 -----------------
                                                                                                        24,500,000
                                                                                                 -----------------
                   NEW JERSEY -- 3.4%
         900,000   Hudson County NJ Impt Auth, 2.48%, 7/15/26(a)                                           900,000
         600,000   New Jersey EDA for Bayonne Dock, 2.31%, 12/1/27(a)                                      600,000
       2,740,000   New Jersey EDA for Geriatric Services Housing Project,
                   2.33%, 11/1/31(a)                                                                     2,740,000
       9,700,000   New Jersey EDA for Newark Container LLC,
                   3.01%, 7/1/30(a)                                                                      9,700,000
         385,000   New Jersey EDA for RJB Associates, ERN,
                   2.46%, 8/1/08(a)                                                                        385,000
       4,775,000   New Jersey EDA for SCH Princeton Project,
                   2.75%, 07/1/22(a)                                                                     4,775,000
         600,000   New Jersey EDA for Stolthaven Perth Amboy, Series A,
                   2.90%, 1/15/18(a)                                                                       600,000
         500,000   New Jersey EDA for US Golf Association,
                   2.46%, 5/1/23(a)                                                                        500,000
       1,300,000   New Jersey HCF for Communtity Hospital Group,
                   Series A-1, 2.45%, 7/1/20(a)                                                          1,300,000
         595,000   New Jersey HCF for St. Barnabas Hospital, Series A,
                   2.33%, 7/1/31(a)                                                                        595,000
       1,560,000   New Jersey Sports Authority Expo, Series C,
                   2.48%, 9/1/24(a)                                                                      1,560,000
         300,000   New Jersey State Edl Facs Auth- Princeton University,
                   Series B, 2.90%, 7/1/21(a)(c)                                                           300,000
       7,900,000   Port Authority of New York & New Jersey Versatile
                   Obligation, Series 2, 2.94%, 5/1/19 (a)                                               7,900,000
       3,000,000   Salem County New Jersey Impt Auth Rev- Friends
                   Home Woodstown, Inc., 3.00%, 4/1/34(a)                                                3,000,000
                                                                                                 -----------------
                                                                                                        34,855,000
                                                                                                 -----------------
                   NEW MEXICO -- 2.3%
      23,870,000   Farmington County PCR for Arizona Public Service,
                   Series B, 2.96% - 3.00%, 9/1/24(a)                                                   23,870,000
                                                                                                 -----------------
                   NEW YORK -- 15.7%
       8,000,000   Metropolitan Transportation Authority, Series E-1,
                   3.03%, 11/1/35(a)                                                                    8,000,000
      20,200,000   New York City IDA for Korean Airlines, Series A,
                   2.99%, 11/1/24(a)                                                                   20,200,000
      36,500,000   New York City WFA, Series C-1, 3.00%, 6/15/18(a)                                    36,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      2,500,000   New York City, GO Series A4, 2.94%, 8/1/15(a)                                 $       2,500,000
       3,600,000   New York City, GO Series A4, 2.97%, 8/1/23(a)                                         3,600,000
       3,600,000   New York City, GO Series A4, 3.00%, 8/1/21(a)                                         3,600,000
      15,000,000   New York City, GO Series F3, 3.02%, 9/1/35(a)                                        15,000,000
       5,200,000   New York City, TFA, Series H3, 2.98%, 11/1/22(a)                                      5,200,000
       4,000,000   New York State HFA for 10 Liberty Street,
                   2.95%, 5/1/35(a)                                                                      4,000,000
       1,300,000   New York State HFA for Bleecker Terrace Apt.,
                   3.07%, 7/1/15(a)                                                                      1,300,000
       4,200,000   New York State HFA for W 43rd Street, 2.38%, 11/1/34(a)                               4,200,000
      46,295,000   New York State LGAC., Series D, & F, 2.85%--
                   2.94%, 4/1/25(a)                                                                     46,295,000
      10,000,000   Westchester IDA for Catherine Field Home,
                   3.01%, 1/1/31(a)                                                                     10,000,000
         400,000   Yonkers IDA Civic Facility for Consumers Union,
                   3.00%, 7/1/21(a)                                                                        400,000
                                                                                                 -----------------
                                                                                                       160,795,000
                                                                                                 -----------------
                   NORTH CAROLINA -- 0.2%
         600,000   North Carolina EFA for Cardinal Gibbons,
                   3.05%, 8/1/14(a)                                                                        600,000
       1,000,000   North Carolina Medical Care Community for Stanley
                   Total Living Center, 3.10%, 4/1/18(a)                                                 1,000,000
                                                                                                 -----------------
                                                                                                         1,600,000
                                                                                                 -----------------
                   OHIO -- 4.1%
       4,500,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 3.08%, 11/1/34(a)                                                           4,500,000
         200,000   Butler County HCF for Lifesphere, 3.25%, 5/1/27(a)                                      200,000
         300,000   Clinton County for Wilmington Airport, 3.05%, 6/1/11(a)                                 300,000
       3,800,000   Cuyahoga County EDA for Cleveland Botanical
                   Gardens, 3.08%, 7/1/31(a)                                                             3,800,000
       2,170,000   Cuyahoga County for Cleveland Health Education
                   Museum, 3.06%, 3/1/32(a)                                                              2,170,000
         300,000   Cuyahoga County HCF for Devon Oaks, 3.05%, 2/1/34(a)                                    300,000
       7,400,000   Evandale County IDR for SHV Realty, Inc.,
                   3.00%, 9/1/15(a)                                                                      7,400,000
         295,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   3.03%, 12/1/20(a)                                                                       295,000
       1,105,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series 96, 3.03%, 12/1/21(a)                                                          1,105,000
       2,500,000   Hamilton County HCF, 3.03%, 6/1/35(a)                                                 2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   OHIO -- (CONTINUED)
$        150,000   Hamilton County HRB for Alliance Health, Series A,
                   2.87%, 1/1/18(a)                                                              $         150,000
         190,000   Kent State University Receipts, 3.06%, 5/1/31(a)                                        190,000
       4,020,000   Licking County HCF, 3.05%, 11/1/33(a)                                                 4,020,000
          10,000   Marion County Hospital Improvement, Pooled Lease
                   Program, 3.07%, 11/1/21(a)                                                               10,000
         690,000   Middleburgh Heights for Southwest General Hospital,
                   3.07%, 8/15/22(a)                                                                       690,000
       6,800,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   3.07%, 12/1/38(a)                                                                     6,800,000
         100,000   Ohio Air Quality DAR for Ohio Edison, Series A,
                   2.95%, 2/1/14(a)                                                                        100,000
       2,000,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C,
                   3.01%, 6/1/23(a)                                                                      2,000,000
       1,330,000   Ohio Higher EFA for Ashland University, 3.08%, 9/1/24(a)                              1,330,000
         100,000   Ohio State EFA for Western University. 2.93%, 10/1/31(a)                                100,000
         700,000   Ohio WDA PCR for Cleveland Electric, Series B,
                   3.00%, 8/1/20(a)                                                                        700,000
         200,000   Ohio WDA PCR for Edison Project B, 3.06%, 9/1/18(a)                                     200,000
       3,100,000   Paulding County Waste Disposal for Lafarge
                   Corporation, 2.94%, 8/1/26(a)                                                         3,100,000
         200,000   Toledo City Services Special Assessment,
                   3.03%, 12/1/06(a)                                                                       200,000
                                                                                                 -----------------
                                                                                                        42,160,000
                                                                                                 -----------------
                   OKLAHOMA -- 0.0%^
         500,000   Oklahoma City for Christian College, 3.25%, 7/1/15(a)                                   500,000
                                                                                                 -----------------
                   OREGON -- 0.0%^
         500,000   Portland MFH for South Park, 3.02%, 12/1/11(a)                                          500,000
                                                                                                 -----------------
                   PENNSYLVANIA -- 8.4%
       3,500,000   Allegheny Higher Education for Carnegie Mellon
                   University, 2.98%, 12/1/33(a)                                                         3,500,000
         250,000   Chartiers Valley IDR, 3.06%, 8/1/07(a)                                                  250,000
       1,750,000   Delaware County IDR for Sun, Inc., 3.00%, 11/1/33(a)                                  1,750,000
      10,900,000   Emmaus General Authority Revenue, Series G-18,
                   3.01%, 3/1/24(a)                                                                     10,900,000
         775,000   Lawrence County for Villa Maria, 3.06%, 7/1/33(a)                                       775,000
       1,215,000   Lebanon County HCF for ECC Retirement Village,
                   3.08%, 10/15/25(a)                                                                    1,215,000
       3,000,000   Lehigh County IDA, 3.00%, 12/1/15(a)                                                  3,000,000
       2,000,000   Manheim School District, 3.03%, 5/1/23(a)                                             2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- (CONTINUED)
$      1,900,000   Montgomery County for Higher Ed. William Penn
                   Charter, 3.06%, 9/15/31(a)                                                    $       1,900,000
         200,000   Pennnsylvania State HEFA, 2.61%, 11/1/14(a)                                             200,000
       1,460,000   Pennsylvania EDA for B & W Ebensburg Project,
                   3.02%, 12/1/11(a)                                                                     1,460,000
      28,000,000   Pennsylvania Turnpike, Series A3, 2.98%, 12/1/30(a)                                  28,000,000
       1,600,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   2.98%, 7/1/25(a)                                                                      1,600,000
      10,705,000   Quakertown Pennsylvania General Authority Revenue,
                   3.05%, 7/1/26(a)                                                                     10,705,000
       1,000,000   Scranton Redevelopment Authority Revenue for Parking
                   Facility, 3.08%, 6/1/33(a)                                                            1,000,000
          70,000   South Fork Conemaugh Health System Series A,
                   2.90%, 7/1/28(a)                                                                         70,000
      14,000,000   Westmoreland County Redstone Highlands, 3.05%--
                   3.06%, 1/1/36(a)                                                                     14,000,000
       3,935,000   Wilkens Area IDA for Fairview Extended Care, Series B,
                   3.00%, 1/1/21(a)                                                                      3,935,000
                                                                                                 -----------------
                                                                                                        86,260,000
                                                                                                 -----------------
                   PUERTO RICO -- 0.6%
         159,000   Puerto Rico Government Development Bank,
                   2.85%, 12/1/15(a)                                                                       159,000
       6,460,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 2.93%, 7/1/28(a)                                                            6,460,000
                                                                                                 -----------------
                                                                                                         6,619,000
                                                                                                 -----------------
                   TENNESSEE -- 0.0%^
         695,000   Chattanooga IDA for Baylor School, 3.05%, 11/1/16(a)                                    695,000
                                                                                                 -----------------
                   TEXAS -- 1.2%
       3,700,000   Harris County IDA for Baytank Houston, Inc.,
                   2.98%, 2/1/20(a)                                                                      3,700,000
       8,000,000   Travis County Querencia Barton Creek, Series C,
                   3.05%, 11/15/35(a)                                                                    8,000,000
                                                                                                 -----------------
                                                                                                        11,700,000
                                                                                                 -----------------
                   UTAH -- 0.2%
       2,000,000   Utah Transit Authority Sales Tax Revenue, Series B,
                   3.03%, 9/1/32(a)                                                                      2,000,000
                                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   VIRGINIA -- 2.5%
$      4,015,000   Alexandria County IDA for Goodwin House,
                   2.96%, 10/1/35(a)                                                             $       4,015,000
       1,300,000   Arlington County Virginia Rev for Ballston Public
                   Parking, 3.02%, 8/1/17(a)                                                             1,300,000
         600,000   Chesapeake County IDA for Cheaspeake General
                   Hospital, Series B, 3.00%, 7/1/31(a)                                                    600,000
         925,000   Clarke County IDA for Winchester Medical Center,
                   3.06%, 1/1/30(a)                                                                        925,000
       1,100,000   Fairfax County EDA Smithsonian Institute,
                   3.02%, 12/1/33(a)                                                                     1,100,000
         650,000   Hampton County MFH for Shoreline Apartments,
                   3.00%, 12/1/19(a)                                                                       650,000
         250,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 3.05%, 7/1/08(a)                                                              250,000
       1,200,000   Henrico County EDA for White Oaks Ltd Project,
                   3.03%, 10/1/27(a)                                                                     1,200,000
       2,200,000   King George Garnet Inc. Project, 3.10%,9/01/21(a)                                     2,200,000
         900,000   Norfolk IDR for Hospital Facilities-Children,
                   3.05%, 6/1/20(a)                                                                        900,000
         850,000   Peninsula Port Authority for Dominion Terminal,
                   3.00%, 7/1/16(a)                                                                        850,000
       2,045,000   Portsmouth Redevelopment HSG Multifamily,
                   3.05%, 6/1/30(a)                                                                      2,045,000
       9,705,000   University of Virginia, Series A, 3.03%, 6/1/34(a)(c)                                 9,705,000
                                                                                                 -----------------
                                                                                                        25,740,000
                                                                                                 -----------------
                   WASHINGTON -- 1.5%
      15,000,000   Washington State, GO, 2.88%, 6/1/20(a)                                               15,000,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $1,019,193,268)                        99.5%             1,019,193,268
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                            0.0                     (8,567)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                0.0                     (1,561)
                   OTHER ASSETS, LESS LIABILITIES                                   0.5                  5,129,757
                                                                                  -----          -----------------
                   NET ASSETS                                                     100.0%         $   1,024,312,897
                                                                                  =====          =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   283,530,413 SHARES CLASS R                                                    $            1.00
                                                                                                 =================
                   36,246,483 SHARES CLASS TREASURER'S TRUST                                     $            1.00
                                                                                                 =================
                   10,028 SHARES CLASS 75                                                        $            1.00
                                                                                                 =================
                   1,329,456 SHARES CLASS 70                                                     $            1.00
                                                                                                 =================
                   483,664 SHARES CLASS 45                                                       $            1.00
                                                                                                 =================
                   36,220,811 SHARES CLASS 25                                                    $            1.00
                                                                                                 =================
                   104,021 SHARES CLASS 15                                                       $            1.00
                                                                                                 =================
                   10,189 SHARES CLASS 12                                                        $            1.00
                                                                                                 =================
                   666,377,832 SHARES CLASS 8                                                    $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CALIFORNIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 96.7%
                   CALIFORNIA -- 96.7%
$        395,000   Alameda Contra Costa Capitol Improvements Ser F
                   3.09%, 08/01/23(a)                                                            $         395,000
       2,200,000   California Statewide CDA for Early Education
                   Community Center 3.02%, 09/01/31(a)                                                   2,200,000
       3,000,000   California State GO Sub Ser A-1, 3.07% 5/01/40(a)                                     3,000,000
       1,000,000   California State GO Sub Ser A-2, 3.07% 5/01/40(a)                                     1,000,000
       3,000,000   California HFA Revenue Ser P, 3.09%, 2/01/27(a)                                       3,000,000
       3,720,000   Cailfornia Infra & Econ Dev Sri Intl Ser A,
                   3.00%, 09/01/28(a)                                                                    3,720,000
       2,820,000   California Poll Cntrl Colmac Energy Ser A,
                   2.97%, 12/01/16(a)                                                                    2,820,000
       4,000,000   California Poll Ctl Wadham Energy Lp 2.96%, 11/01/17(a)                               4,000,000
         775,000   California Ssc Fin Cops Cap Impts Ser C,
                   2.90%, 07/01/22(a)                                                                      775,000
       2,900,000   California State Econ Recovery Ser C-7,
                   2.95%, 07/01/23(a)                                                                    2,900,000
       1,400,000   California State Wt Res Power Supply Rev., Ser B-3,
                   2.94%, 5/01/22(a)                                                                     1,400,000
       7,390,000   California State Dept Of Water Water Supply,
                   3.00%, 05/01/22(a)                                                                    7,390,000
       6,600,000   California Statewide CDA Covenant Retirement Cm,
                   2.99%, 12/01/25(a)                                                                    6,600,000
       2,175,000   Chula Vista Charter City for Home Depot, Inc.,
                   2.93%, 12/01/10(a)                                                                    2,175,000
       6,900,000   Dublin Calif Multi HSG Park Sierra Ser A,
                   2.99%, 06/01/28(a)                                                                    6,900,000
       1,000,000   Fremont Calif COP Improvement Financing PJ
                   3.01%, 08/01/30(a)                                                                    1,000,000
       1,400,000   Fremont Calif COP Police Fac Refining Proj.,
                   3.01%, 08/01/28(a)                                                                    1,400,000
         700,000   Irvine Assmnt Dist Impt Bd Act 1915 94-13,
                   2.95%, 9/02/22(a)                                                                       700,000
       1,500,000   Irvine Calif, Assmnt Dist #97-16, 2.95%, 9/02/22(a)                                   1,500,000
       2,346,000   Irvine Calif, Imp Bd Dist # 0-18 Ser A, 2.95%, 9/02/26(a)                             2,346,000
       2,200,000   Irvine Ranch Calif, Wtr Dist, 2.95%, 10/01/10(a)                                      2,200,000
         900,000   Irvine Ranch Calif, Wtr Dist, 2.94%, 8/01/16(a)                                         900,000
         775,000   Irvine Ranch Calif, Wtr 3.00%, 8/01/09(a)                                               775,000
       4,500,000   Long Beach Calif, Hbr Rev, Ser A, 2.98%, 05/15/27(a)                                  4,500,000
       2,400,000   Los Angeles Calif, Community Redev Multifamily
                   HSG, Series A, 2.98%, 12/01/38(a)                                                     2,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CALIFORNIA -- (CONTINUED)
$      4,000,000   Los Angeles Calif MFH Grnd Promenade Proj,
                   2.98%, 4/01/32(a)                                                             $       4,000,000
       1,300,000   Metro Dist So, California Waterworks Rev Ser-B-2,
                   3.01%, 07/01/28(a)                                                                    1,300,000
       1,000,000   Ontario Calif, Mfh Park Centre Partn., 3.02%, 8/01/07(a)                              1,000,000
       1,665,000   Orange County Sanitation Authority, 2.97%, 8/01/13(a)                                 1,665,000
       3,100,000   Riverside County for TylerSpring Apartments, Series C,
                   2.96%, 9/01/14(a)                                                                     3,100,000
       4,000,000   San Francisco MFHR for Filmore Center, Series B,
                   3.02%, 08/01/31(a)                                                                    4,000,000
       1,400,000   Santa Ana Calif, Uni School Dist., 2.96%, 7/01/15(a)                                  1,400,000
       4,500,000   Santa Clara Calif, El Cammo Hosp. District.,
                   3.06%, 8/01/15(a)                                                                     4,500,000
       3,800,000   Stockton California HCF for Dameron Hosp., Series A,
                   3.00%, 12/01/32(a)                                                                    3,800,000
       6,400,000   Turlock Irrigation Disrict Transportation Ser A,
                   2.95%, 1/01/31(a)                                                                     6,400,000
       1,200,000   Tustin California Impt 1915 Reassmnt Dist No. 95-2,
                   2.95%, 9/02/2013(a)                                                                   1,200,000
                                                                                                 -----------------
                                                                                                        98,361,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $98,361,000)                           96.7%                98,361,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                            0.0                     (2,231)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                0.0                       (558)
                   OTHER ASSETS, LESS LIABILITIES                                   3.3                  3,410,438
                                                                                  -----          -----------------
                   NET ASSETS                                                     100.0%         $     101,768,649
                                                                                  =====          =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 101,768,649 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                         $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 81.4%
                   CONNECTICUT -- 73.7%
$      1,200,000   Connecticut DAR for Independent Living,
                   2.97%, 7/1/15(a)                                                              $       1,200,000
       2,150,000   Connecticut DAR for Pierce Memorial Baptist,
                   2.97%, 10/1/28(a)                                                                     2,150,000
       1,200,000   Connecticut State DAR for Solid Waste, 3.01%, 8/1/23(a)                               1,200,000
       1,200,000   Connecticut HEFA for Edgehill Health, Series C,
                   2.86%, 7/1/27(a)                                                                      1,200,000
       1,200,000   Connecticut HEFA for Hotchkiss School, Series A,
                   2.98%, 7/1/30(a)(c)                                                                   1,200,000
         600,000   Connecticut HEFA for Kingswood-Oxford School,
                   3.00%, 7/1/30(a)                                                                        600,000
       1,200,000   Connecticut HEFA for Klingberg Family Center,
                   3.01%, 7/1/32(a)                                                                      1,200,000
       1,000,000   Connecticut HEFA for Yale University Series T-2,
                   3.00%, 07/1/29(a)(c)                                                                  1,000,000
         200,000   Connecticut HEFA for Yale University, Series V-1,
                   2.90%, 7/1/36(a)(c)                                                                     200,000
       1,800,000   Connecticut HFA, Sub Series D-3, 3.03%, 5/15/33(a)                                    1,800,000
       2,100,000   Connecticut Special Tax Obligation for Transportation
                   Infrastructure, 3.03%, 9/1/20(a)                                                      2,100,000
       1,205,000   Connecticut State GO Series 1-A, 3.03%, 2/15/21(a)                                    1,205,000
       1,200,000   Hartford Redev. Agency MHR for Underwood Towers
                   Project, 3.00%, 6/1/20(a)                                                             1,200,000
         500,000   New Canaan Housing Authority for Geer Woods Project,
                   3.03%, 8/1/31(a)                                                                        500,000
       1,200,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 2.96%, 1/1/22(a)                                                         1,200,000
       1,200,000   Shelton County HFA for Crosby Commons Project,
                   3.08%, 1/1/31(a)                                                                      1,200,000
                                                                                                 -----------------
                                                                                                        19,155,000
                                                                                                 -----------------
                   PUERTO RICO -- 7.7%
       2,000,000   Puerto Rico Government Bank, 2.85%, 12/1/15(b)                                        2,000,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $21,155,000)                                81.4%           21,155,000
                   OTHER ASSETS, LESS LIABILITIES                                       18.6             4,820,025
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      25,975,025
                                                                                       =====     =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 25,975,025 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                         $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $21,155,000)                        $      21,155,000
                   Cash                                                                                  4,766,172
                   Interest receivable                                                                      58,211
                   Fund shares Sold                                                                            186
                                                                                                 -----------------
                   Total Assets                                                                         25,979,569
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     2,651
                   Distribution (12b-1) fees payable                                                           839
                   Income dividend payable                                                                     977
                   Chief Compliance Officer salary expense                                                      77
                                                                                                 -----------------
                   Total Liabilities                                                                         4,544
                                                                                                 -----------------
                   NET ASSETS                                                                    $      25,975,025
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 25,975,025 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 88.4%
                   FLORIDA -- 86.8%
$      4,140,000   Alachua County HFA for Oak Hammock University,
                   3.03%, 10/1/32(a)                                                             $       4,140,000
       2,000,000   Broward County Florida EFA, City College Project,
                   3.05%, 11/1/31(a)                                                                     2,000,000
       1,930,000   Broward County HFA for Jacaranda Village Apartments,
                   3.00%, 9/1/22(a)                                                                      1,930,000
       3,135,000   Capital Finance Authority for Glenride Palmer Ranch,
                   3.03%, 6/1/12(a)                                                                      3,135,000
       3,340,000   Collier County for Cleveland Health Clinic,
                   2.98%, 1/1/35(a)                                                                      3,340,000
       1,925,000   Dade County IDA for Dolphins Stadium, Series C,
                   2.93%, 1/1/16(a)                                                                      1,925,000
       2,100,000   Dade County Water Service, 2.97%, 10/5/22(a)                                          2,100,000
       1,200,000   Duval County HFA for Lighthouse Bay Apartments,
                   3.04%, 12/1/32(a)                                                                     1,200,000
       1,600,000   Florida Higher Educational Facilities Authority for
                   St Thomas University, 3.00%, 1/1/19(a)                                                1,600,000
       2,000,000   Florida HFC Multifamily for Bridgewater Club,
                   3.02%, 6/1/34(a)                                                                      2,000,000
       1,130,000   Florida HFC Multifamily for Magnolia Pointe
                   Apartments, 3.10%, 6/1/39(a)                                                          1,130,000
       1,000,000   Jacksonville Florida HFA, Series A, 3.00%, 8/15/33(a)                                 1,000,000
       2,080,000   Jacksonville Florida Dist Energy System Ser A,
                   3.00%, 10/1/34(a)                                                                     2,080,000
       1,295,000   Lee County IDA for Bonita Community Health
                   Services, Series A, 3.06%, 12/1/29(a)                                                 1,295,000
       1,100,000   Manatee County PCR for Florida Power & Light,
                   3.00%, 9/1/24(a)                                                                      1,100,000
       4,300,000   Miami Dade County IDA for Airis Miami LLC,
                   Series A, 3.08%, 10/15/25(a)                                                          4,300,000
       1,185,000   Orange County YMCA, Series A, 3.10%, 5/1/27(a)                                        1,185,000
       1,500,000   Palm Beach County for Morse Obligation Group,
                   3.07%, 5/1/33(a)                                                                      1,500,000
       2,200,000   Palm Beach County for Raymond F Kravis Center
                   Project, 2.98%, 7/1/32(a)                                                             2,200,000
       1,800,000   Palm Beach County for School Board, Series B,
                   3.03%, 8/1/27 (a)                                                                     1,800,000
       1,000,000   Pinellas County HFA, 3.05%, 11/1/15(a)                                                1,000,000
       2,000,000   Port Orange for Palmer College, 3.07%, 10/1/32(a)                                     2,000,000
       1,000,000   Putnam County Dev. Authority PCR for Florida Power &
                   Light, 3.00%, 9/1/24(a)                                                               1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   FLORIDA -- (CONTINUED)
$        200,000   Seminole County IDA HCF for Florida Living Nursing,
                   3.24%, 2/1/11(a)                                                              $         200,000
         400,000   University of North Florida Capital Improvements
                   Project, 3.09%, 11/1/24(a)                                                              400,000
         700,000   Volusia County IDR for Easter Seal Society of Volusia,
                   3.15%, 9/1/21(a)                                                                        700,000
                                                                                                 -----------------
                                                                                                        46,260,000
                                                                                                 -----------------
                   PUERTO RICO -- 1.6%
         847,000   Puerto Rico Government Development Bank,
                   2.85%, 12/1/15(b)                                                                       847,000
                                                                                                 -----------------

                   TOTAL INVESTMENTS (COST* $47,107,000)                                88.4%           47,107,000
                   OTHER ASSETS, LESS LIABILITIES                                       11.6             6,177,071
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      53,284,071
                                                                                       =====     =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 53,284,071 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                         $            1.00
                                                                                                 =================

               RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $47,107,000)                        $      47,107,000
                   Cash                                                                                  6,055,732
                   Interest receivable                                                                     122,220
                   Other assets                                                                             10,238
                                                                                                 -----------------
                   Total Assets                                                                         53,295,190
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     6,496
                   Distribution (12b-1) fees payable                                                         1,624
                   Other liabilities                                                                         2,999
                                                                                                 -----------------
                   Total Liabilities                                                                        11,119
                                                                                                 -----------------
                   NET ASSETS                                                                    $      53,284,071
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 53,284,071 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 94.4%
$        700,000   Massachusetts DFA for Briarwood Retirement Series A,
                   2.98%, 11/1/24(a)                                                             $         700,000
         800,000   Massachusetts DFA for Brooksby Village Project,
                   3.04%, 7/1/32(a)                                                                        800,000
         445,000   Massachusetts DFA for Dean College, 3.00%, 10/1/29(a)                                   445,000
         720,000   Massachusetts DFA for Gann Academy Project,
                   2.54%, 6/1/32(a)                                                                        720,000
         700,000   Massachusetts DFA for Jewish Geriatric Services,
                   2.98%, 5/15/34(a)                                                                       700,000
         655,000   Massachusetts DFA for Mystic Valley School,
                   3.05%, 6/15/08(a)                                                                       655,000
         800,000   Massachusetts DFA for Salem Community Corporation,
                   3.04%, 1/1/35(a)                                                                        800,000
         800,000   Massachusetts DFA for Smith College, 3.02%,
                   7/1/24--7/1/29(a)(c)                                                                    800,000
         800,000   Massachusetts DFA IDR for Ocean Spray Cranberries,
                   3.04%, 10/15/11(a)                                                                      800,000
         800,000   Massachusetts DFA IDR for You Incorporated,
                   2.95%, 9/1/32(a)                                                                        800,000
         850,000   Massachusetts GO, Series 97-B, 3.00%, 9/1/16(a)                                         850,000
         135,000   Massachusetts HEFA for Becker College, Series A-2,
                   3.16%, 7/1/09(a)                                                                        135,000
         700,000   Massachusetts HEFA for Berklee College of Music,
                   Series B, 2.87%, 10/1/27(a)                                                             700,000
         160,000   Massachusetts HEFA for Cap Asset Program, Series D,
                   2.94%, 1/1/35(a)                                                                        160,000
         700,000   Massachusetts HEFA for Harvard University, Series Y,
                   2.80%, 7/1/35(a)(c)                                                                     700,000
         700,000   Massachusetts HEFA for MIT, Series J-2,
                   2.93%, 7/1/31(a)(c)                                                                     700,000
         800,000   Massachusetts HEFA for Wellesley College, Series E,
                   2.93%, 7/1/22(a)(c)                                                                     800,000
         700,000   Massachusetts HEFA for Williams College, Series E,
                   3.02%, 8/1/14(a)(c)                                                                     700,000
       1,665,000   Massachusetts HFA for Single Family, 2.98%, 12/1/30(a)                                1,665,000
         575,000   Massachusetts IFA for Lowell Mills Association,
                   Series 95, 3.16%, 12/1/20(a)                                                            575,000
         600,000   Massachusetts IFA for Tech Mold & Tool,
                   3.07%, 6/1/18(a)                                                                        600,000
         700,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                        700,000
         630,000   Massachusetts WRA, Series B, 2.98%, 4/1/28(a)                                           630,000
       1,250,000   Massachusetts WRA, Series C, 2.98%, 8/1/37(a)                                         1,250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
$        200,000   Massachusetts WRA, Series C, 3.03%, 8/1/20(a)                                 $         200,000
         200,000   Massachusetts WRA, Series D, 3.00%, 8/1/17(a)                                           200,000
                                                                                                 -----------------
                                                                                                        17,785,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $17,785,000)                                94.4%           17,785,000
                   OTHER ASSETS, LESS LIABILITIES                                        5.6             1,048,081
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      18,833,081
                                                                                       =====     =================

                          MASSACHUSETTS TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost* $17,785,000)                       $      17,785,000
                   Cash                                                                                  1,001,244
                   Interest receivable                                                                      50,940
                                                                                                 -----------------
                   Total Assets                                                                         18,837,184
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     2,494
                   Distribution (12b-1) fees payable                                                           623
                   Income dividend payable                                                                     930
                   Other liabilities                                                                            56
                                                                                                 -----------------
                   Total Liabilities                                                                         4,103
                                                                                                 -----------------
                   NET ASSETS                                                                    $      18,833,081
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 18,833,081 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND

             SCHEDULE OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 97.8%
                   MICHIGAN -- 92.8%
$        600,000   Ann Arbor Michigan EDC, Glacier Inc. Pj, Series A,
                   2.63%, 11/1/25(a)                                                             $         600,000
       1,400,000   Detroit Michigan Sew Disp Rev Var, Series B,
                   3.00%, 7/1/33(a)                                                                      1,400,000
         400,000   Garden City HFA, Series 96-A, 3.08%, 9/1/26(a)                                          400,000
         500,000   Grand Rapids Economic Development Corp,
                   3.05%, 6/1/12(a)                                                                        500,000
         400,000   Jackson County for Thrify Leoni Inc, Series A, 3.05%,
                   12/1/14(a)                                                                              400,000
         600,000   Jackson County for Vista Grande Villa, Series A,
                   2.98%, 11/1/31(a)                                                                       600,000
         700,000   Michigan State HFA for Hosp Equipment Ln Prog- A,
                   2.98%, 12/1/23(a)                                                                       700,000
         700,000   Michigan HDA Multi-Family Revenue for
                   River Place Apts., 2.99%, 6/1/18(a)                                                     700,000
         700,000   Michigan HDA Mult-Family Rev-Berrien Woods 111,
                   Series A, 3.15%, 7/1/32(a)                                                              700,000
       1,160,000   Michigan Strategic Fund for Henry Ford Museum
                   Village, 3.00%, 12/1/33(a)                                                            1,160,000
         300,000   Michigan Strategic Fund for M&P Cap LLC, Series A,
                   3.13%, 6/1/34(a)                                                                        300,000
         600,000   Michigan Strategic Fund for Mot LLC, 3.07%,
                   12/1/34(a)                                                                              600,000
         700,000   Michigan State Stategic Fund Solid Waste Diso
                   Rev, 3.03%, 1/1/14(a)                                                                   700,000
         700,000   Michigan Strategic Fund for Haven Christian Services,
                   3.07%, 11/15/34(a)                                                                      700,000
       1,080,000   Michigan State University Revenue, Series A, 3.00%,
                   8/15/32(a)                                                                            1,080,000
         700,000   Milan Michigan Area Schools, 3.00%, 5/1/30(a)                                           700,000
         500,000   Oakland County Michigan EDC for Ltd-Graph-Tech Inc,
                   3.13%, 4/1/28(a)                                                                        500,000
         700,000   Oakland University, 3.06%, 3/1/31(a)                                                    700,000
         700,000   Wayne Charter County, Series A, 3.03%, 12/1/16(a)                                       700,000
                                                                                                 -----------------
                                                                                                        13,140,000
                                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 5.0%
$        700,000   Puerto Rico Government Development Bank, 2.85%,
                   12/1/15(b)                                                                    $         700,000
                                                                                                 -----------------
                                                                                                           700,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $13,840,000)                                97.8%           13,840,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 0.0                (1,981)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     0.0                  (474)
                   OTHER ASSETS, LESS LIABILITIES                                        2.2               318,821
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      14,156,366
                                                                                       =====     =================

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 14,156,366 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

             STATEMENT OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 88.0%
                   NEW JERSEY -- 88.0%
$      1,160,000   Atlantic County Pooled Government Loan Program,
                   3.00%, 7/1/26(a)                                                              $       1,160,000
         450,000   Hudson County NJ Impt Auth Auth, 2.96%,
                   7/15/26(a)                                                                              450,000
       2,000,000   Monmouth County NJ Improv Auth, 2.90%, 8/1/16(a)                                      2,000,000
       2,400,000   New Jersey EDA for Bayonne Dock, 2.97%,
                   12/1/27(a)                                                                            2,400,000
       1,900,000   New Jersey EDA for Airis Newark Project , 2.98%,
                   1/1/19(a)                                                                             1,900,000
         800,000   New Jersey EDA for Foreign Trade, Series 98, 3.00%,
                   12/1/07(a)                                                                              800,000
       1,515,000   New Jersey EDA for RJB Associates, ERN, 3.01%,
                   8/1/08(a)                                                                             1,515,000
       1,915,000   New Jersey EDA for Church & Dwight, 2.98%,
                   12/1/08(a)                                                                            1,915,000
         400,000   New Jersey EDA for Solthaven Proj, Series A, 2.90%,
                   1/15/18(a)                                                                              400,000
       2,300,000   New Jersey EDA for Lawrence School Proj., Series B,
                   2.82%,7/1/26(a)                                                                       2,300,000
       2,000,000   New Jersey EDA for Newark Container LLC, 3.01%,
                   7/1/30(a)                                                                             2,000,000
         900,000   New Jersey Health Care Facs Financing Auth, Series A,
                   2.96%, 7/1/31(a)                                                                        900,000
       1,400,000   New Jersey HCF Authority Cap Asset Ser A, 2.95%,
                   7/1/35(a)                                                                             1,400,000
       1,900,000   New Jersey EDA for Golf Asso, Project, 3.01%,
                   05/1/23(a)                                                                            1,900,000
       3,700,000   New Jersey EDA for Thermal Marina Energy LLC,
                   Series A, 2.98%, 9/1/31(a)                                                            3,700,000
       1,960,000   New Jersey EDA for Geriatrics Housing Services Series
                   P-J, 2.96%, 11/1/31(a)                                                                1,960,000
       2,000,000   New Jersey EDA for Huntington SCH Princeton, 3.01%,
                   11/1/34(a)                                                                            2,000,000
       3,930,000   New Jersey Sports Authority Expo, Series C, 2.96%,
                   9/1/24(a)                                                                             3,930,000
       1,850,000   New Jersey State EFA- Princeton University, Series B,
                   2.90%, 7/1/21(a)(c)                                                                   1,850,000
         560,000   New Jersey EDA for SCH Princeton Project, 2.75%,
                   07/1/22(a)                                                                              560,000
       1,900,000   New Jersey State HFA for Single Family Hsg., Series O,
                   3.08%, 10/1/26(a)                                                                     1,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW JERSEY -- (CONTINUED)
$      1,000,000   New Jersey Turnpike Authority, Series 91-D,
                   2.95%, 1/1/18(a)                                                              $       1,000,000
       1,200,000   New Jersey Turnpike Authority, Series C-1, 2.90%,
                   1/1/24(a)                                                                             1,200,000
       3,300,000   Port Authority of New York & New Jersey Special
                   Obligation Revenue, 2.97%, 8/1/24(a)                                                  3,300,000
       2,000,000   Salem County New Jersey Impt Auth Rev- Friends
                   Home Woodstown, Inc., 3.00%, 4/1/34 (a)                                               2,000,000
                                                                                                 -----------------
                                                                                                        44,440,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $44,440,000)                                88.0%           44,440,000
                   OTHER ASSETS, LESS LIABILITIES                                       12.0             6,041,905
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      50,481,905
                                                                                       =====     =================

              RESERVE TAX-EXEMPT TRUST -- NEW JERSEY TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $44,440,000)                        $      44,440,000
                   Cash                                                                                  5,906,162
                   Interest receivable                                                                     146,355
                   Other assets                                                                                105
                                                                                                 -----------------
                   Total Assets                                                                         50,492,622
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     6,674
                   Distribution (12b-1) fees payable                                                         1,679
                   Other liabilities                                                                           140
                   Income dividend payable                                                                   2,224
                                                                                                 -----------------
                   Total Liabilities                                                                        10,717
                                                                                                 -----------------
                   NET ASSETS                                                                    $      50,481,905
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 50,481,905 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 92.6%
                   OHIO -- 92.6%
$        500,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 3.08%, 11/1/34(a)                                                   $         500,000
         375,000   Allen County HCF for Mennonite Home, 3.05%,
                   2/1/18(a)                                                                               375,000
         800,000   Butler County HCF for Lifesphere, 3.25%, 5/1/27(a)                                      800,000
         500,000   Centerville HCR for Bethany Lutheran, 3.02%,
                   5/1/08(a)                                                                               500,000
         400,000   Cleveland Airport Systems Revenue, Series D, 3.02%,
                   1/1/27(a)                                                                               400,000
         600,000   Cleveland Income Tax Revenue, 2.87%, 1/1/27(a)                                          600,000
         830,000   Cuyahoga County Cleveland Health, 3.06%, 3/1/32(a)                                      830,000
         490,000   Cuyahoga County for S&R Playhouse, 2.70%,
                   12/1/09(a)                                                                              490,000
         700,000   Cuyahoga County HCF for Devon Oaks, 3.05%,
                   2/1/34(a)                                                                               700,000
         700,000   Cuyahoga County HRB EDA for Cleveland Botanical
                   Gardens, 3.08%, 7/1/31(a)                                                               700,000
         800,000   Evandale County IDR for SHV Realty Inc., 3.00%,
                   9/1/15(a)                                                                               800,000
         800,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series A, 3.03%, 12/1/21(a)                                                             800,000
       1,000,000   Geauga County for Heather Hill Inc, 3.04%, 7/1/23(a)                                  1,000,000
         735,000   Greene County IDA for Fairview, Series B, 3.00%,
                   1/1/11(a)                                                                               735,000
         655,000   Hamilton County HRB for Alliance Health, Series A,
                   2.87%, 1/1/18(a)                                                                        655,000
         195,000   Kent State University Receipts, 3.06%, 5/1/31(a)                                        195,000
       1,480,000   Licking County HCF, 3.05%, 11/1/33(a)                                                 1,480,000
         935,000   Middleburgh Heights HR for Southwest General Health,
                   3.07%, 8/15/22(a)                                                                       935,000
         700,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   3.07%, 12/1/38(a)                                                                       700,000
         570,000   Ohio State Higher Educational Facility Revenue for
                   Ashland Univ. 3.08%, 9/1/24(a)                                                          570,000
         900,000   Ohio State Higher Educational Facility Revenue for
                   Western Univ. 3.01%, 10/1/31(a)                                                         900,000
         600,000   Ohio State University , 2.95%, 12/1/17--12/1/27(a)(c)                                   600,000
         700,000   Ohio WDA PCR for Cleveland Electric, Series B, 3.00%,
                   8/1/20(a)                                                                               700,000
         800,000   Ohio WDA PCR for Edison Project B, 3.06%,
                   9/1/18(a)                                                                               800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   OHIO -- (CONTINUED)
$        800,000   Paulding County Waste Disposal for Lafarge
                   Corporation, 2.94%, 8/1/26(a)                                                 $         800,000
         800,000   Toledo City Services Special Assessment, 3.03%,
                   12/1/06(a)                                                                              800,000
         500,000   Toledo County Port Authority, 3.05%, 15/15/38(a)                                        500,000
                                                                                                 -----------------
                                                                                                        18,865,000
                                                                                                 -----------------

                   TOTAL INVESTMENTS (COST* $18,865,000)                                92.6%           18,865,000
                   OTHER ASSETS, LESS LIABILITIES                                        7.4             1,513,321
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      20,378,321
                                                                                       =====     =================

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $18,865,000)                        $      18,865,000
                   Cash                                                                                  1,467,471
                   Interest receivable                                                                      48,404
                                                                                                 -----------------
                   Total Assets                                                                         20,380,875
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                       824
                   Distribution (12b-1) fees payable                                                           662
                   Income dividend payable                                                                   1,004
                   Other liabilities                                                                            64
                                                                                                 -----------------
                   Total Liabilities                                                                         2,554
                                                                                                 -----------------
                   NET ASSETS                                                                    $      20,378,321
                                                                                                 =================

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 20,378,321 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

            STATEMENT OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 92.6%
                   PENNSYLVANIA -- 90.4%
$        790,000   Allentown IDA for Diocese of Alletown 2.98%,
                   12/1/29(a)                                                                    $         790,000
       2,200,000   Allegheny Higher Education for Carnegie Mellon
                   University, 2.98%, 12/1/33(a)                                                         2,200,000
       1,800,000   Allegheny IDA for UPMC Health Systems, Series C,
                   3.05%, 3/1/15(a)                                                                      1,800,000
         200,000   Berks County IDR for Visiting Nurse Services, Series A,
                   3.15%, 12/1/15(a)                                                                       200,000
         645,000   Berks County IDR for Visiting Nurse Services, Series A,
                   3.30%, 12/1/15(a)                                                                       645,000
       3,800,000   Bucks County IDA for Shv Real Estate Inc, 3.00%,
                   7/1/15(a)                                                                             3,800,000
          64,000   Chartiers Valley IDR, 3.06%, 8/1/07(a)                                                   64,000
       1,585,000   Cumberland County PA, 3.03%, 12/1/32(a)                                               1,585,000
       1,600,000   Chester County IDA for Archdiocese, 2.98%, 7/1/31(a)                                  1,600,000
         700,000   Delaware County IDR for Sun, Inc., 3.00%, 11/1/33(a)                                    700,000
       2,000,000   Emmaus General Authority Revenue, Series G, 3.01%,
                   3/1/24(a)                                                                             2,000,000
         700,000   Indiana County IDA for Conemaugh 3.00%, 6/1/27(a)                                       700,000
       1,480,000   Lawrence County IDA for Var Villa Maria PJ., 3.06%,
                   7/1/33(a)                                                                             1,480,000
       1,965,000   Lebanon County HCF for ECC Retirement Village,
                   3.08%, 10/15/25(a)                                                                    1,965,000
       2,000,000   Lehigh County IDA, 3.00%, 12/1/15(a)                                                  2,000,000
       2,000,000   Manheim School District, 3.03%, 5/1/23(a)                                             2,000,000
         430,000   Montgomery County IDR for Girl Scouts of
                   Southeastern PA, 3.15%, 2/1/25(a)                                                       430,000
       1,445,000   Fork PA, Conemaugh Health System Series A, 2.90%,
                   7/1/28(a)                                                                             1,445,000
       2,000,000   Pennsylvania EDA for B & W Ebensburg Project, 3.02%,
                   12/1/11(a)                                                                            2,000,000
       1,600,000   Pennsylvania Higher Education Agency for Ebensburg
                   Project, 3.03%, 1/1/18(a)                                                             1,600,000
       1,800,000   Pennsylvania HEFA for Temple University, 3.03%,
                   11/1/14(a)                                                                            1,800,000
       2,000,000   Pennsylvania Turnpike, Series A3, 2.98%, 12/1/30(a)                                   2,000,000
       1,300,000   Philadelphia Housing and Higher Education Authority
                   for Childrens Hospital, 2.98%, 7/1/31(a)                                              1,300,000
       1,490,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   2.98%, 7/1/25(a)                                                                      1,490,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- 90.4%
$      1,710,000   Quakertown Pennsylvania General Authority Revenue,
                   3.05%, 7/1/26(a)                                                              $       1,710,000
       2,595,000   Schuylkill County IDA for Northeastern Power, 3.04%,
                   12/1/22(a)                                                                            2,595,000
       2,000,000   Washington County, 2.99%, 7/1/34(a)                                                   2,000,000
       2,000,000   Westmoreland County Redstone Highlands, 3.06%,
                   1/1/36(a)                                                                             2,000,000
       1,275,000   Wilkins Area IDA for Fairview Extended Care, Series B,
                   3.00%, 1/1/21(a)                                                                      1,275,000
                                                                                                 -----------------
                                                                                                        45,174,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $45,174,000)                                90.4%           45,174,000
                   OTHER ASSETS, LESS LIABILITIES                                        9.6             4,772,440
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      49,946,440
                                                                                       =====     =================

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost* $45,174,000)                       $      45,174,000
                   Cash                                                                                  4,670,171
                   Interest receivable                                                                     112,238
                                                                                                 -----------------
                   Total Assets                                                                         49,956,409
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     6,162
                   Distribution (12b-1) fees payable                                                         1,540
                   Accrued interest overdraft                                                                  123
                   Income dividend payable                                                                   2,015
                   Other liabilities                                                                           129
                   Total Liabilities                                                                         9,969
                                                                                                 -----------------
                   NET ASSETS                                                                    $      49,946,440
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 49,946,440 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 81.6%
                   VIRGINIA -- 71.6%
$        700,000   Alexandria County IDA for Goodwin House, 2.96%,
                   10/1/35(a)                                                                    $         700,000
         700,000   Arlington County for Ballston Public Parking, 3.02%,
                   8/1/17(a)                                                                               700,000
         500,000   Charlottesville IDA for Seminole, Series B, 3.08%,
                   12/1/13(a)                                                                              500,000
         600,000   Chesapeake Virginia Hospital, Series B, 3.00%,
                   7/1/31(a)                                                                               600,000
         700,000   Clarke County IDR, 3.06%, 1/1/30(a)                                                     700,000
         700,000   Hampton MFH for Shoreline Apartments, 3.00%,
                   12/1/19(a)                                                                              700,000
         530,000   Hanover County IDA for Covenent Woods, 3.07%,
                   7/1/29(a)                                                                               530,000
         700,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 3.05%, 7/1/08(a)                                                              700,000
         700,000   Henrico County EDA (CITI-AMT)for White Oaks
                   LTD Proj., 3.03%, 10/1/27(a)                                                            700,000
         700,000   King George County VA Inc. Proj.,3.10%,9/01/21(a)                                       700,000
         700,000   Peninsula Port Authority for Dominion Terminal,
                   3.00%, 7/1/16(a)                                                                        700,000
         555,000   Portsmouth Redev Marsh Landing PJ,Series A, 3.05%,
                   6/1/30(a)                                                                               555,000
       1,200,000   Richmond IDA for Cogentrix of Richmond Proj A,
                   3.10%, 12/1/17(a)                                                                     1,200,000
       1,100,000   University of Virginia Revenue, Series A, 3.03%,
                   6/1/34(a)(c)                                                                          1,100,000
                                                                                                 -----------------
                                                                                                        10,085,000
                                                                                                 -----------------
                   PUERTO RICO -- 10.0%
         700,000   Puerto Rico Government Bank, 2.85%,12/1/15(b)                                           700,000
         700,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 2.93%, 7/1/28(b)                                                              700,000
                                                                                                 -----------------
                                                                                                         1,400,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $11,485,000)                                81.6%           11,485,000
                   OTHER ASSETS, LESS LIABILITIES                                       18.4             2,592,438
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $      14,077,438
                                                                                       =====     =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $11,485,000)                        $      11,485,000
                   Cash                                                                                  2,565,640
                   Interest receivable                                                                      29,805
                                                                                                 -----------------
                   Total Assets                                                                         14,080,445
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     1,854
                   Distribution (12b-1) fees payable                                                           464
                   Other liabilities                                                                            38
                   Interest payable                                                                            651
                   Total Liabilities                                                                         3,007
                                                                                                 -----------------
                   NET ASSETS                                                                    $      14,077,438
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 14,077,438 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST -- NEW YORK TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.2%
                   NEW JERSEY -- 2.9%
$      5,000,000   Port Authority of New York & New Jersey Versatile
                   Structure, 2.97%, 8/1/24(a)                                                   $       5,000,000
                                                                                                 -----------------
                   NEW YORK -- 96.0%
       4,900,000   Babylon IDR for Ogden Martin, 2.94%, 1/1/19(a)                                        4,900,000
         615,000   Bleecker HDC for Terrace Apt. Project S85, 3.07%,
                   7/1/15(a)                                                                               615,000
       3,670,000   Cattaraugus County IDA for YMCA, 3.11%, 9/1/28(a)                                     3,670,000
       1,000,000   Dutchess IDA for Trinity Pawling School, 3.03%,
                   10/1/32(a)                                                                            1,000,000
       2,550,000   Franklin County IDA Civic Facility for Trudeau Institute,
                   2.95%, 12/1/20(a)                                                                     2,550,000
       2,400,000   Guilderland IDA for Eastern Industrial Park, Series 93-A,
                   2.95%, 12/1/08(a)                                                                     2,400,000
       6,700,000   Jay Street Development Corp., Series A-1, 2.96%,
                   5/1/22(a)                                                                             6,700,000
       6,600,000   Long Island Power Authority Electric System Revenue,
                   2.95%--2.97%, 5/1/33(a)                                                               6,600,000
       7,000,000   Metropolitan Transportation Authority, 3.03%,
                   11/1/35(a)                                                                            7,000,000
       2,200,000   Monroe County for Margaret Woodbury Strong Museum,
                   3.10%, 4/1/35(a)                                                                      2,200,000
       1,500,000   Monroe County for St. Ann's Home Project, 2.96%,
                   7/1/30(a)                                                                             1,500,000
       4,860,000   Nassau County, 2.92%, 11/15/22(a)                                                     4,860,000
       4,100,000   New York City Cultural Resources for Asian Society,
                   3.02%, 4/1/30(a)                                                                      4,100,000
       8,000,000   New York City DAR for Greenwich LLC, Series ,
                   2.99% 12/1/39(a)                                                                      8,000,000
       5,300,000   New York City IDA for American Society for Technion,
                   2.94%, 10/1/33(a)                                                                     5,300,000
       4,000,000   New York City IDA for Childrens Oncology Society,
                   2.97%, 5/1/21(a)                                                                      4,000,000
       6,000,000   New York City IDA for Korean Airlines, Series A,
                   2.99%, 11/1/24(a)                                                                     6,000,000
       5,000,000   New York City IDA for Liberty, 3.03%, 12/1/39(a)                                      5,000,000
      13,000,000   New York City WFA, Series G, 2.97%, 6/15/25(a)                                       13,000,000
       2,600,000   New York City, GO Series A4, 2.97%, 8/1/23(a)                                         2,600,000
       7,220,000   New York City, GO Series A4, 3.00%, 8/1/21(a)                                         7,220,000
       7,000,000   New York City, TFA, Series H3, 2.98%, 11/1/22(a)                                      7,000,000
       1,500,000   New York State Energy Resources and Development,
                   3.02%, 12/1/27(a)                                                                     1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      8,200,000   New York State HFA for 10 Liberty Street, 2.95%,
                   5/1/35(a)                                                                     $       8,200,000
      12,000,000   New York State HFA, 2.98% - 3.00%, 11/1/34(a)                                        12,000,000
       2,175,000   New York State IDA for Rotterdam, 2.95%, 11/1/09(a)                                   2,175,000
       6,000,000   New York State LGAC., Series D, 2.94%, 4/1/25(a)                                      6,000,000
       6,000,000   New York State R&D Con Ed, Series C-2, 2.98%,
                   11/1/39(a)                                                                            6,000,000
       3,665,000   Schenectady County IDA for Sunnyview Hospital &
                   Rehab., Series A, 3.06%, 8/1/33(a)                                                    3,665,000
       4,610,000   Tompkins County IDA for Kendal Ithaca Community
                   Care, Series B, 2.96%, 7/1/24(a)                                                      4,610,000
       7,100,000   Triborough Bridge & Tunnel Authority, Series F,
                   3.03%, 11/1/32(a)                                                                     7,100,000
       6,320,000   Westchester IDA for Catherine Field Home, 3.01%,
                   1/1/31(a)                                                                             6,320,000
       3,400,000   Yonkers IDA Civic Facility for Consumers Union,
                   3.00%, 7/1/21(a)                                                                      3,400,000
                                                                                                 -----------------
                                                                                                       167,185,000
                                                                                                 -----------------
                   PUERTO RICO -- 0.3%
         500,000   Puerto Rico Government Development Bank, 2.85%,
                   12/1/15(b)                                                                              500,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $172,685,000)                               99.2%    $     172,685,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                (0.0)^              (3,815)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                    (0.0)^                (954)
                   OTHER ASSETS, LESS LIABILITIES                                        0.8             1,400,103
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $     174,080,334
                                                                                       =====     =================

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE BASED ON 174,080,334 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      LOUISIANA MUNICIPAL MONEY-MARKET FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 80.2%
                   LOUISIANA -- 65.6%
$         65,000   Lake Charles HRB & Term. District Revenue for
                   CITGO Corp., 3.00%, 8/1/07(a)                                                 $          65,000
         121,000   Louisiana Environment Facilities Community DAR,
                   Series A, 3.06%, 11/1/34(a)                                                             121,000
          65,000   Louisiana PFA for Kenner Hotel Limited, 2.94%,
                   12/1/15(a)                                                                               65,000
          65,000   Louisiana PFA, Equipment Facs, 3.60%, 7/1/33(a)                                          65,000
          65,000   Louisiana PFA, Multi-family, 3.06%, 6/15/31(a)                                           65,000
          65,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A, 3.00%, 9/1/17(a)                                                 65,000
         125,000   Port of New Orleans Cold Storage Project, 3.10%,
                   11/1/22(a)                                                                              125,000
         118,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 2.98%, 7/1/18(a)                                                       118,000
         106,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 3.00%, 7/1/21(a)                                                       106,000
          65,000   South Louisiana Port Marine Term. for Holnam
                   Project., 3.04%, 1/1/27(a)                                                               65,000
                                                                                                 -----------------
                                                                                                           860,000
                                                                                                 -----------------
                   PUERTO RICO -- 14.6%
         126,000   Puerto Rico Government Development Bank, 2.85%,
                   12/1/15(b)                                                                              126,000
          65,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 2.93%, 07/1/28(b)                                                              65,000
                                                                                                 -----------------
                                                                                                           191,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $1,051,000)                                 80.2%            1,051,000
                   OTHER ASSETS, LESS LIABILITIES                                       19.8               259,177
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $       1,310,177
                                                                                       =====     =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      LOUISIANA MUNICIPAL MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Inverstment in securities, at value (Cost $1,051,000)                         $       1,051,000
                   Cash                                                                                    256,487
                   Inerest receivable                                                                        2,788
                                                                                                 -----------------
                   Total Assets                                                                          1,310,275
                                                                                                 -----------------
                   LIABILITIES
                   Income dividend payable                                                                      88
                   Interest payable                                                                             10
                   Total Liabilities                                                                            98
                                                                                                 -----------------
                   NET ASSETS                                                                    $       1,310,177
                                                                                                 =================
                   NET ASSETS VALVE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 1,310,177 SHARES OF BENEFICAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      MINNESOTA MUNICIPAL MONEY-MARKET FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- 80.0%
                   MINNESOTA -- 67.8%
$        200,000   Andover Senior Housing for Presbyterian Homes, 3.05%,
                   11/15/33(a)                                                                   $         200,000
         100,000   Brooklyn Center for Brookdale Corp II, 3.08%,
                   12/1/14(a)                                                                              100,000
         100,000   Cohasset for Minnesota Power & Light, Project B,
                   3.07%, 6/1/13(a)                                                                        100,000
         100,000   Mankato Multi-family Revenue for Highland Park,
                   3.08%, 5/1/27(a)                                                                        100,000
          65,000   Minnesota Health for Fairview Health Services, 2.97%,
                   11/15/32(a)                                                                              65,000
          26,000   Minnesota HEFA for St. Olaf College, 3.03%,
                   10/1/30(a)                                                                               26,000
          93,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                   3.03%, 10/1/32(a)                                                                        93,000
         125,000   Minnesota Revenue for People Serving People Project,
                   3.08%, 10/1/21(a)                                                                       125,000
         119,000   Minnesota Housing Finance Agency, Series C, 3.08%,
                   1/1/35(a)                                                                               119,000
         177,000   Minnesota HEFA for Carleton College, Series 6D,
                   3.02%, 4/1/35(a)                                                                        177,000
          63,000   Roseville Commercial Dev. Revenue for Berger
                   Transfer & Storage, 3.00%, 12/1/15                                                       63,000
          85,000   St. Louis Park Revenue for Catholic Finance Corp.,
                   3.06%, 10/1/25(a)                                                                        85,000
         110,000   St. Paul Housing & Redev. Authority District Heating
                   Revenue, 2.38%, 12/1/12(a)                                                              110,000
         119,000   St. Paul Housing & Redev. Authority MHR for
                   Highland Ridge, 3.05%, 10/1/33(a)                                                       119,000
          34,000   St. Paul Housing & Redev. Authority for Public Radio
                   Project, 3.03%, 6/16/10(a)                                                               34,000
         119,000   University of Minnesota, Series A, 3.09%, 7/1/08(a)(c)                                  119,000
                                                                                                 -----------------
                                                                                                         1,635,000
                                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            (NOTE 1)
----------------                                                                                 -----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO--12.2%
$        119,000   Puerto Rico Government Development Bank, 2.85%,
                   12/1/15(a)                                                                    $         119,000
         175,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 2.93%, 7/1/28(a)                                                              175,000
                                                                                                 -----------------
                                                                                                           294,000
                                                                                                 -----------------
                   TOTAL INVESTMENTS (COST* $1,929,000)                                 80.0%            1,929,000
                   OTHER ASSETS, LESS LIABILITIES                                       20.0               482,337
                                                                                       -----     -----------------
                   NET ASSETS                                                          100.0%    $       2,411,337
                                                                                       =====     =================

                     RESERVE MUNICIPAL MONEY-MARKET TRUST --
                      MINNESOTA MUNICIPAL MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $1,929,000)                         $       1,929,000
                   Cash                                                                                    477,543
                   Interest receivable                                                                       5,265
                                                                                                 -----------------
                   Total Assets                                                                          2,411,808
                                                                                                 -----------------
                   LIABILITIES
                   Comprehensive management fees payable                                                       311
                   Distribution (12b-1) fees payable                                                            78
                   Income dividend payable                                                                      78
                   Other liabilities                                                                             4
                   Total Liabilities                                                                           471
                                                                                                 -----------------
                   NET ASSETS                                                                    $       2,411,337
                                                                                                 =================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 2,411,337 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                   $            1.00
                                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

CDA    --  Community Development Authority
HRB    --  Hospital Revenue Bonds
COP    --  Certificate of Participation
IDA    --  Industrial Development Authority Revenue Bonds
DAR    --  Development Authority Revenue Bonds
IDR    --  Industrial Development Agency Revenue Bonds
DFA    --  Development Finance Agency
IFA    --  Industrial Finance Authority
EDA    --  Economic Development Authority Revenue Bonds
LGAC   --  Local Government Assistance Corp.
EDC    --  Economic Development Corporation
MFH    --  Multifamily Housing Revenue Bonds
EFA    --  Education Facilities Authority
MFHR   --  Multifamily Facilities Housing Revenue Bonds
GO     --  General Obligation Bonds
MHR    --  Multifamily Housing Revenue Bonds
HCF    --  Health Care Facilities Revenue Bonds
PCR    --  Pollution Control Revenue Bonds
HDA    --  Hospital Development Authority
PFA    --  Public Finance Authority
HDC    --  Housing Development Corporation Bonds
TFA    --  Transitional Finance Authority
HDR    --  Housing Development Revenue
WDA    --  Water Development Authority
HEFA   --  Health & Education Facilities Authority
WFA    --  Water Finance Authority
HFA    --  Housing Finance Authority Revenue Bonds
WRA    --  Water Resource Authority
HFC    --  Housing Finance Corporation
WSR    --  Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on November 30, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.
(c)  Obligations of educational facilities.
* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
^    Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                                                               U.S.            U.S.
                                                             PRIMARY        GOVERNMENT       TREASURY
                                                               FUND            FUND            FUND
                                                          -------------   -------------   -------------
INTEREST INCOME (Note 1)                                  $ 308,832,503   $  33,486,829   $   7,320,560
                                                          -------------   -------------   -------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
     Class R                                                 25,055,393       3,915,185       1,311,610
     Class 95                                                    45,976              --              --
     Class 75                                                   214,242              --           6,802
     Class 70                                                    45,994              --              --
     Class Treasurer's Trust                                  1,978,319         244,926         259,168
     Class 45                                                    42,194          18,188           2,680
     Class 35                                                     8,012              --              --
     Class 25                                                   659,627          12,362              13
     Class 20                                                   255,232              --              --
     Class 15                                                    59,325             280              --
     Class 12                                                 2,440,998          49,921               8
     Class 8                                                  3,514,586         280,141          14,926
  DISTRIBUTION (12b-1) FEES:
    Class R                                                   6,263,848         978,796         327,903
    Class 95                                                     12,260              --              --
    Class 75                                                     77,906              --           2,474
    Class 70                                                     18,398              --              --
  INTEREST EXPENSE                                               47,931              --              --
  OTHER EXPENSE                                                  43,592           5,462           1,294
                                                          -------------   -------------   -------------
    Total expenses before waiver                             40,783,833       5,505,261       1,926,878
    Less: expenses waived (Note 2)                                   --              --              --
                                                          -------------   -------------   -------------
    Net Expenses                                             40,783,833       5,505,261       1,926,878
                                                          -------------   -------------   -------------
NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                     $ 268,048,670   $  27,981,568   $   5,393,682
                                                          =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

INTEREST INCOME (Note 1)                                                 $ 14,137,238
                                                                         ------------
EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                                                 1,069,431
    Class Treasurer's Trust                                                   112,165
    Class 75                                                                       28
    Class 70                                                                    5,541
    Class 45                                                                      661
    Class 25                                                                   52,557
    Class 15                                                                       78
    Class 12                                                                        5
    Class 8                                                                   319,932
  DISTRIBUTION (12b-1) FEES:
    Class R                                                                   267,358
    Class 75                                                                       10
    Class 70                                                                    2,216
    INTEREST EXPENSE                                                            2,073
    OTHER EXPENSE                                                               3,175
                                                                         ------------
      Total expenses before waiver                                          1,835,230
      Less: expenses waived (Note 2)                                               --
                                                                         ------------
      Net Expenses                                                          1,835,230
                                                                         ------------
NET INVESTMENT INCOME, representing Net Increase in Net Assets from
Investment Operations                                                    $ 12,302,008
                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                                    RESERVE TAX-EXEMPT TRUST
                                 -------------------------------------------------------------
                                   CALIFORNIA     CONNECTICUT       FLORIDA      MASSACHUSETTS
                                      FUND            FUND            FUND            FUND
                                 -------------   -------------   -------------   -------------
INTEREST INCOME
(Note 1)                         $   1,259,786   $     309,208   $     562,384   $     243,914
                                 -------------   -------------   -------------   -------------

EXPENSES (Note 2)
  Comprehensive
  management fees                      419,585         102,796         179,151          79,328
  Distribution (12b-1)
  fees                                 104,729          25,699          44,788          19,909
  Interest expense                          --              --             433              --
  Other expense                            313              77             124              56
                                 -------------   -------------   -------------   -------------
    Total expenses
    before waiver                      524,627         128,572         224,496          99,293
    Less: expenses
    waived (Note 2)                         --              --              --              --
                                 -------------   -------------   -------------   -------------
    Net Expenses                       524,627         128,572         224,496          99,293
                                 -------------   -------------   -------------   -------------
NET INVESTMENT INCOME,
representing Net Increase
in Net Assets from
Investment Operations            $     735,159   $     180,636   $     337,888   $     144,621
                                 =============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                    RESERVE TAX-EXEMPT TRUST
                                           ------------------------------------------
                                             MICHIGAN      NEW JERSEY        OHIO
                                               FUND           FUND           FUND
                                           ------------   ------------   ------------
INTEREST INCOME (Note 1)                   $    202,827   $    580,082   $    250,307
                                           ------------   ------------   ------------

EXPENSES (Note 2)
  Comprehensive management fees                  65,972        191,097         80,014
  Distribution (12b-1) fees                      16,472         47,774         20,050
  Interest expense                                   --             --             --
  Other expense                                      48            140             64
                                           ------------   ------------   ------------
    Total expenses before waiver                 82,492        239,011        100,128
    Less: expenses waived (Note 2)                   --             --             --
                                           ------------   ------------   ------------
    Net Expenses                                 82,492        239,011        100,128
                                           ------------   ------------   ------------
NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                      $    120,335   $    341,071   $    150,179
                                           ============   ============   ============

                                                          PENNSYLVANIA     VIRGINIA
                                                              FUND           FUND
                                                          ------------   ------------
INTEREST INCOME (Note 1)                                  $    530,204   $    165,226
                                                          ------------   ------------

EXPENSES (Note 2)
  Comprehensive management fees                                168,233         54,756
  Distribution (12b-1) fees                                     42,058         13,689
  Interest expense                                                 123             --
  Other expense                                                    130             38
                                                          ------------   ------------
    Total expenses before waiver                               210,544         68,483
    Less: expenses waived (Note 2)                                  --             --
                                                          ------------   ------------
    Net Expenses                                               210,544         68,483
                                                          ------------   ------------
NET INVESTMENT INCOME, representing Net Increase in
Net Assets from Investment Operations                     $    319,660   $     96,743
                                                          ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             RESERVE MUNICIPAL
                                                                            MONEY-MARKET TRUST
                                                                   ------------------------------------
                                                RESERVE NEW YORK       LOUISIANA           MINNESOTA
                                                TAX-EXEMPT TRUST       MUNICIPAL           MUNICIPAL
                                                ----------------        MONEY-              MONEY-
                                                    NEW YORK            MARKET              MARKET
                                                      FUND               FUND                FUND
                                                ----------------   ----------------    ----------------
INTEREST INCOME (Note 1)                        $      2,098,633   $          8,988    $         21,812
                                                ----------------   ----------------    ----------------

EXPENSES (Note 2)
  Comprehensive management fees                          702,459              2,922               7,401
  Distribution (12b-1) fees                              175,615                731               1,851
  Interest expense                                            --                 --                  --
  Other expense                                              513                  2                   4
                                                ----------------   ----------------    ----------------
    Total expenses                                       878,587              3,655               9,256
    Less: expenses waived (Note 2)                            --             (1,854)               (446)
                                                ----------------   ----------------    ----------------
    Net Expenses                                         878,587              1,801               8,810
                                                ----------------   ----------------    ----------------
NET INVESTMENT INCOME, representing
Net Increase in Net Assets
from Investment Operations                      $      1,220,046   $          7,187    $         13,002
                                                ================   ================    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                                THE RESERVE FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                             PRIMARY FUND
                                               ----------------------------------------
                                                   SIX MONTHS              YEAR
                                                     ENDED                 ENDED
                                                  NOVEMBER 30,            MAY 31,
                                                      2005                 2005
                                               ------------------    ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                        $      268,048,670    $      246,012,933
                                               ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                             (81,314,732)          (60,193,544)
  Class 95                                               (160,259)             (162,324)
  Class 75                                             (1,129,352)             (798,945)
  Class 70                                               (264,859)             (292,321)
  Class Treasurer's Trust                              (9,907,494)           (7,738,103)
  Class 45                                               (300,469)             (241,762)
  Class 35                                                (73,660)              (78,301)
  Class 25                                             (8,789,198)          (12,495,241)
  Class 20                                             (4,328,901)           (4,365,852)
  Class 15                                             (1,371,804)           (2,191,068)
  Class 12                                             (3,635,997)           (8,474,690)
  Class 8                                            (156,771,945)         (148,980,782)
                                               ------------------    ------------------
Total dividends to shareholders                      (268,048,670)         (246,012,933)
                                               ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                    174,305,506,198       250,951,076,104
  Dividends reinvested                                265,932,079           194,280,930
  Cost of shares redeemed                        (166,113,769,871)     (258,598,498,567)
                                               ------------------    ------------------
                                                    8,457,668,406        (7,453,141,533)
                                               ------------------    ------------------
  Net increase (decrease) in net assets             8,457,668,406        (7,453,141,533)

NET ASSETS:
  Beginning of period                              12,204,192,462        19,657,333,995
                                               ------------------    ------------------
  End of period                                $   20,661,860,868    $   12,204,192,462
                                               ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                         U.S. GOVERNMENT FUND                        U.S. TREASURY FUND
                                               ----------------------------------------    ----------------------------------------
                                                   SIX MONTHS               YEAR               SIX MONTHS              YEAR
                                                     ENDED                 ENDED                 ENDED                ENDED
                                                    MAY 31,                MAY 31,              MAY 31,               MAY 31,
                                                     2005                   2005                 2005                  2005
                                               ------------------    ------------------    ------------------    ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                        $       27,981,568    $       19,471,674    $        5,393,682    $        4,673,327
                                               ------------------    ------------------    ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                             (12,572,398)           (9,219,775)           (3,627,182)           (2,829,445)
  Class 95                                                     --                    --                                          --
  Class 75                                                     --                    --               (30,414)              (39,853)
  Class 70                                                     --                    --                                          --
  Class Treasurer's Trust                              (1,214,139)             (864,601)           (1,129,426)           (1,064,044)
  Class 45                                               (126,290)               (7,493)              (16,063)                 (139)
  Class 35                                                     --                    --                                          --
  Class 25                                               (170,560)             (667,016)                 (153)                 (408)
  Class 20
  Class 15                                                 (6,308)               (1,915)                                         --
  Class 12                                             (1,424,666)             (181,994)               (1,024)                   --
  Class 8                                             (12,467,207)           (8,528,880)             (590,997)             (739,438)
                                               ------------------    ------------------    ------------------    ------------------
Total dividends to shareholders                       (27,981,568)          (19,471,674)           (5,395,259)           (4,673,327)
                                               ------------------    ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                      7,167,622,334        11,545,157,182         1,103,034,277         2,277,991,923
  Dividends reinvested                                 27,756,102            14,990,216             5,353,539             4,673,327
  Cost of shares redeemed                          (6,389,315,202)      (11,264,233,943)       (1,082,917,326)       (2,502,852,176)
                                               ------------------    ------------------    ------------------    ------------------
                                                      806,063,234           295,913,455            25,470,490          (220,186,926)
                                               ------------------    ------------------    ------------------    ------------------
  Net increase (decrease) in net assets               806,063,234           295,913,455            25,468,913          (220,186,926)

NET ASSETS:
  Beginning of period                               1,519,250,532         1,223,337,077           454,701,294           674,888,220
                                               ------------------    ------------------    ------------------    ------------------
  End of period                                $    2,325,313,766    $    1,519,250,532    $      480,170,207    $      454,701,294
                                               ==================    ==================    ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                   SIX MONTHS              YEAR
                                                     ENDED                 ENDED
                                                  NOVEMBER 30,            MAY 31,
                                                      2005                 2005
                                               ------------------    ------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $       12,302,008    $       12,477,598
                                               ------------------    ------------------
DIVIDENDS PAID TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R                                              (1,984,320)           (1,904,802)
  Class Treasurer's Trust                                (349,170)             (357,612)
  Class 75                                                    (99)                   (2)
  Class 70                                                (20,220)              (21,974)
  Class 45                                                 (3,121)                 (158)
  Class 25                                               (450,899)             (387,135)
  Class 15                                                 (1,203)               (1,570)
  Class 12                                                   (120)                  (71)
  Class 8                                              (9,492,856)           (9,804,274)
                                               ------------------    ------------------
Total dividends to shareholders                       (12,302,008)          (12,477,598)
                                               ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                      6,383,413,578         7,530,222,443
  Dividends reinvested                                 12,219,597            12,477,598
  Cost of shares redeemed                          (6,783,642,029)       (6,518,644,846)
                                               ------------------    ------------------
                                                     (388,008,854)        1,024,055,195
                                               ------------------    ------------------
  Net increase (decrease) in net assets              (388,008,854)        1,024,055,195

NET ASSETS:
  Beginning of year                                 1,412,321,751           388,266,556
                                               ------------------    ------------------
  End of year                                  $    1,024,312,897    $    1,412,321,751
                                               ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        RESERVE TAX-EXEMPT TRUST
                                               ----------------------------------------
                                                             CALIFORNIA FUND
                                               ----------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   NOVEMBER 30,          YEAR ENDED
                                                      2005               MAY 31,2005
                                               ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $          735,159    $          718,269
                                               ------------------    ------------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1)                         (735,159)             (718,269)
                                               ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                        204,163,955           450,880,899
  Dividends reinvested                                    729,895               718,269
  Cost of shares redeemed                            (208,327,374)         (447,611,652)
                                               ------------------    ------------------
                                                       (3,433,524)            3,987,516
                                               ------------------    ------------------
  Net increase (decrease) in net assets                (3,433,524)            3,987,516
NET ASSETS:
  Beginning of year                                   105,202,173           101,214,657
                                               ------------------    ------------------
  End of year                                  $      101,768,649    $      105,202,173
                                               ==================    ==================

                                                             CONNECTICUT FUND
                                               ----------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                  NOVEMBER 30,           YEAR ENDED
                                                     2005                MAY 31,2005
                                               ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $          180,636    $          141,646
                                               ------------------    ------------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1)                         (180,636)             (141,646)
                                               ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                         43,193,629            64,118,583
  Dividends reinvested                                    179,659               141,646
  Cost of shares redeemed                             (40,785,032)          (62,338,249)
                                               ------------------    ------------------
                                                        2,588,256             1,921,980
                                               ------------------    ------------------
  Net increase (decrease) in net assets                 2,588,256             1,921,980
NET ASSETS:
  Beginning of year                                    23,386,769            21,464,789
                                               ------------------    ------------------
  End of year                                  $       25,975,025    $       23,386,769
                                               ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     RESERVE TAX-EXEMPT TRUST
                                               ----------------------------------
                                                            FLORIDA FUND
                                               ----------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                 NOVEMBER 30,       YEAR ENDED
                                                    2005            MAY 31,2005
                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $       337,888    $       326,913
                                               ---------------    ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                      (337,888)          (326,913)
                                               ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                     111,586,752        212,489,726
  Dividends reinvested                                 335,446            326,913
  Cost of shares redeemed                         (101,731,646)      (209,176,509)
                                               ---------------    ---------------
                                                    10,190,552          3,640,130
                                               ---------------    ---------------
  Net increase (decrease) in net assets             10,190,552          3,640,130

NET ASSETS:
  Beginning of year                                 43,093,519         39,453,389
                                               ---------------    ---------------
  End of year                                  $    53,284,071    $    43,093,519
                                               ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       RESERVE TAX-EXEMPT TRUST
                                               ------------------------------------------------------------------------
                                                        MASSACHUSETTS FUND                     MICHIGAN FUND
                                               ----------------------------------    ----------------------------------
                                                  SIX MONTHS                           SIX MONTHS
                                                    ENDED                                ENDED
                                                 NOVEMBER 30,       YEAR ENDED         NOVEMBER 30,       YEAR ENDED
                                                    2005            MAY 31,2005           2005            MAY 31,2005
                                               ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $       144,621    $       123,894    $       120,335    $        82,915
                                               ---------------    ---------------    ---------------    ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                      (144,621)          (123,894)          (120,335)           (82,915)
                                               ---------------    ---------------    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                      40,867,914         70,696,703         26,801,513         40,145,244
  Dividends reinvested                                 143,691            123,894            119,583             82,915
  Cost of shares redeemed                          (44,331,105)       (66,487,254)       (29,396,980)       (35,670,278)
                                               ---------------    ---------------    ---------------    ---------------
                                                    (3,319,500)         4,333,343         (2,475,884)         4,557,881
                                               ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets             (3,319,500)         4,333,343         (2,475,884)         4,557,881

NET ASSETS:
  Beginning of year                                 22,152,581         17,819,238         16,632,250         12,074,369
                                               ---------------    ---------------    ---------------    ---------------
  End of year                                  $    18,833,081    $    22,152,581    $    14,156,366    $    16,632,250
                                               ===============    ===============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   RESERVE TAX-EXEMPT TRUST
                                               ---------------------------------
                                                          NEW JERSEY FUND
                                               ---------------------------------
                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED
                                                 NOVEMBER 30,        MAY 31,
                                                    2005              2005
                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $       341,071   $       337,190
                                               ---------------   ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                      (341,071)         (337,190)
                                               ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                     123,423,527       282,434,698
  Dividends reinvested                                 338,847           337,190
  Cost of shares redeemed                         (118,269,553)     (288,028,722)
                                               ---------------   ---------------
                                                     5,492,821        (5,256,834)
                                               ---------------   ---------------
  Net increase (decrease) in net assets              5,492,821        (5,256,834)

NET ASSETS:
  Beginning of year                                 44,989,084        50,245,918
                                               ---------------   ---------------
  End of year                                  $    50,481,905   $    44,989,084
                                               ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RESERVE TAX-EXEMPT TRUST
                                               ---------------------------------------------------------------------
                                                            OHIO FUND                       PENNSYLVANIA FUND
                                               ---------------------------------   ---------------------------------
                                                  SIX MONTHS                        SIX MONTHS
                                                    ENDED          YEAR ENDED          ENDED            YEAR ENDED
                                                 NOVEMBER 30,        MAY 31,         NOVEMBER 30,         MAY 31,
                                                    2005              2005              2005               2005
                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $       150,179   $       111,931   $       319,660   $       306,095
                                               ---------------   ---------------   ---------------   ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                      (150,179)         (111,931)         (319,660)         (306,095)
                                               ---------------   ---------------   ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                      35,091,329        80,335,415        90,190,049       163,192,232
  Dividends reinvested                                 149,176           111,931           317,645           306,095
  Cost of shares redeemed                          (33,886,170)      (72,335,170)      (85,254,619)     (164,865,058)
                                               ---------------   ---------------   ---------------   ---------------
                                                     1,354,335         8,112,176         5,253,075        (1,366,731)
                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets              1,354,335         8,112,176         5,253,075        (1,366,731)

NET ASSETS:
  Beginning of year                                 19,023,986        10,911,810        44,693,365        46,060,096
                                               ---------------   ---------------   ---------------   ---------------
  End of year                                  $    20,378,321   $    19,023,986   $    49,946,440   $    44,693,365
                                               ===============   ===============   ===============   ===============

                                                    RESERVE TAX-EXEMPT TRUST
                                               ---------------------------------
                                                          VIRGINIA FUND
                                               ---------------------------------
                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED
                                                 NOVEMBER 30,        MAY 31,
                                                     2005             2005
                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $        96,743   $        81,075
                                               ---------------   ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                       (96,743)          (81,075)
                                               ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                      37,466,868        72,769,957
  Dividends reinvested                                  96,187            81,075
  Cost of shares redeemed                          (37,191,215)      (70,194,502)
                                               ---------------   ---------------
                                                       371,840         2,656,530
                                               ---------------   ---------------
  Net increase (decrease) in net assets                371,840         2,656,530

NET ASSETS:
  Beginning of year                                 13,705,598        11,049,068
                                               ---------------   ---------------
  End of year                                  $    14,077,438   $    13,705,598
                                               ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      RESERVE NEW YORK
                                                      TAX-EXEMPT TRUST
                                               ----------------------------------
                                                          NEW YORK FUND
                                               ----------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 NOVEMBER 30,        YEAR ENDED
                                                    2005            MAY 31,2005
                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $     1,220,046    $     1,155,796
                                               ---------------    ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                    (1,220,046)        (1,155,796)
                                               ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                     297,890,272        517,833,490
  Dividends reinvested                               1,209,728          1,155,796
  Cost of shares redeemed                         (289,442,636)      (527,148,018)
                                               ---------------    ---------------
                                                     9,657,364         (8,158,732)
                                               ---------------    ---------------
  Net increase (decrease) in net assets              9,657,364         (8,158,732)

NET ASSETS:
  Beginning of year                                164,422,970        172,581,702
                                               ---------------    ---------------
  End of year                                  $   174,080,334    $   164,422,970
                                               ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   RESERVE MUNICIPAL MONEY-MARKET TRUST
                                               ------------------------------------------------------------------------
                                                          LOUISIANA MUNICIPAL                  MINNESOTA MUNICIPAL
                                                           MONEY-MARKET FUND                    MONEY-MARKET FUND
                                               ----------------------------------    ----------------------------------
                                                  SIX MONTHS                           SIX MONTHS
                                                    ENDED                                ENDED
                                                 NOVEMBER 30,       YEAR ENDED         NOVEMBER 30,       YEAR ENDED
                                                    2005            MAY 31,2005           2005            MAY 31,2005
                                               ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                        $         7,187    $         1,888    $        13,002    $         7,523
                                               ---------------    ---------------    ---------------    ---------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                        (7,187)            (1,888)           (13,002)            (7,523)
                                               ---------------    ---------------    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares                       2,145,968          1,146,967          8,411,725          5,904,669
  Dividends reinvested                                   7,099              1,888             12,908              7,523
  Cost of shares redeemed                           (1,136,075)        (1,041,556)        (7,417,935)        (5,153,400)
                                               ---------------    ---------------    ---------------    ---------------
                                                     1,016,992            107,299          1,006,698            758,792
                                               ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets              1,016,992            107,299          1,006,698            758,792

NET ASSETS:
  Beginning of year                                    293,185            185,886          1,404,639            645,847
                                               ---------------    ---------------    ---------------    ---------------
  End of year                                  $     1,310,177    $       293,185    $     2,411,337    $     1,404,639
                                               ===============    ===============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        RESERVE NEW YORK TAX-EXEMPT TRUST
                            RESERVE TAX-EXEMPT TRUST
                      RESERVE MUNICIPAL MONEY-MARKET TRUST
                          (COLLECTIVELY, THE "TRUSTS")

                          NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES:
The Trusts are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2005, there were six (6) series of The Reserve Fund authorized: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund and U.S. Treasury II Fund; eleven (11) separate series of the Reserve Tax-Exempt Trust authorized: Interstate Tax-Exempt Fund, Interstate II Tax-Exempt Fund (which has not commenced operations), California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund; and one (1) series of the Reserve New York Tax-Exempt Trust authorized: the New York Tax-Exempt Fund; and two (2) series of the Reserve Municipal Money-Market Trust: the Louisiana Money-Market Fund and Minnesota Money-Market Fund. These financial statements and notes apply to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund; the Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust; the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust; and the Louisiana Money-Market Fund and Minnesota Money-Market Fund of the Reserve Municipal Money-Market Trust (each, a "Fund", and collectively, the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund allocate investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Funds' Investment Adviser, subject to the policies adopted by the Boards of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing each Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. Each Fund (with the exception of Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund) pays RMCI a comprehensive management fee of 0.80% of such Fund's average daily net assets, which is accrued daily. For the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

                                                                     TREASURER'S
CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST     CLASS 70  CLASS 75  CLASS 95  CLASS R
-------  --------  --------  --------  --------  --------  --------  -----------  --------  --------  --------  -------
 0.08%     0.12%     0.15%     0.20%     0.25%     0.35%     0.45%      0.60%       0.50%     0.55%     0.75%    0.80%

The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation for the Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under each Fund's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For the year ended November 30, 2005, RMCI voluntarily waived its comprehensive management fee in the amounts listed below:

     FUND                                                 AMOUNT
     ----                                                 ------
     Louisiana Municipal Money-Market Fund               $ 1,854
     Minnesota Municipal Money-Market Fund                   446

Certain officers and Trustees of the Trusts are also officers of RMCI.

As of November 30, 2005, RMCI owned 11% of the Louisiana and 6% of the Minnesota Municipal Money-Market Funds.

Included in "Other assets, less liabilities" in the Statement of Net Assets of Primary Fund at May 31, 2005 are amounts due Primary Fund from RMCI in the amount of $16.7 million. Processing errors resulted in these amounts being held in the bank accounts unrelated to the Fund but under the supervision of an RMCI affiliate. This amount was returned to Primary Fund on September 23, 2005 with interest in the amount of approximately $300,000 to be paid to Primary Fund as soon as practicable.

DISTRIBUTION ASSISTANCE:
The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Reserve Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares for the Funds that offer a single class of shares and of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund's Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of each such Class' average daily net assets.

(3) CONCENTRATION OF CREDIT RISK:
Total assets of each Fund in the Trusts include a concentration of cash that is held in accounts with the Funds' Custodian.

(4) INVESTMENT CONCENTRATION:
The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2005:

INTERSTATE TAX-EXEMPT FUND 99.8%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                0.7%
  Allied Irish Bank, PLC                          0.5%
  Bank of America NA                              2.7%
  Bank of Montreal                                0.3%
  Bank of New York                                3.2%
  Bank of Nova Scotia                             4.8%
  Barclays Bank PLC                               2.4%
  Bayerische Landesbank Girozentrale              3.4%
  BNP Paribas                                     2.0%
  Citibank, NA                                    4.1%
  Comerica Bank                                   2.5%
  Credit Suisse First Boston                      0.5%
  Den Danske Bank                                 0.9%
  DEPFA Bank, PLC                                 4.6%
  FHLB                                            0.5%
  Fifth Third Bank                                0.3%
  Fortis Bank                                     1.4%
  FRMC                                            1.2%
  Harris Trust & Savings Bank                     0.1%
  Harvard University                              2.6%
  HBOS PLC                                        0.6%
  JPMorganChase Bank                              2.7%
  Keybank NA                                      1.4%
  Kredietbank NV                                  1.0%
  La Salle Bank, NA                               4.6%
  Landesbank Baden-Wurttemberg                    0.4%
  Landesbank Hessen-
    Thuerinigen Girozentrale                      3.5%
  Lloyds TSB Bank PLC                             3.8%
  M&T Bank                                        1.0%
  MIT. Mass Inst Tech                             3.4%
  Natexis Banques Populaires                      0.1%
  Northern Trust Co.                              1.0%
  PNC Bank, NA                                    1.4%
  Princeton University                            0.5%
  Rabobank Nederland                              2.3%
  Regions Bank                                    0.1%
  Royal Bank of Canada, Montreal                  1.0%
  Royal Bank of Scotland                          1.5%
  Smith College                                   0.1%
  Societe Generale                                1.1%
  State Street Bank & Trust Co.                   1.1%
  Suntrust Bank of Nashville NA                   0.5%
  Suntrust Bank of Atlanta                        3.2%
  University of Virginia                          1.0%
  US Bank, NA MPLS                                3.1%
  Wachovia Bank NA                                2.6%
  Wells Fargo Bank NA                             1.0%
  Westdeutsche Landesbank AG                      0.4%
  Yale                                            4.0%

* BOND INSURANCE
  AMBAC                                           2.7%
  FGIC                                            3.4%
  FSA                                             3.8%
  MBIA                                            2.8%

CALIFORNIA TAX-EXEMPT FUND 96.6%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                          2.2%
  Bank of America NA                              3.9%
  Bank of New York                                4.9%
  Bank of Nova Scotia                             8.2%
  BNP Paribas                                     4.2%
  Calyon NY                                       1.0%
  Citibank, NA                                    1.3%
  Comerica Bank                                   3.1%
  Den Danske Bank                                 3.9%
  Fortis Babk                                     2.9%
  Kredietbank NV, Brussels                        9.3%
  La Salle Bank, NA                               6.5%
  Landesbank Baden-Wurttemberg                    1.6%
  Landesbank Hessen-
    Thuerinigen Girozentrale                      4.9%
  Republic N.B. New York                          2.4%
  Royal Bank of Canada, Montreal                  1.0%
  Societe Generale                                6.3%
  State Street Bank & Trust Co.                   6.6%
  US Bank NA                                      3.7%
  Wachovia Bank NA                                2.1%
  Wells Fargo Bank NA                             3.7%

* BOND INSURANCE
  AMBAC                                           1.6%
  FRMC                                            3.9%
  MBIA                                            7.4%

CONNECTICUT TAX-EXEMPT FUND 81.2%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                          6.9%
  Bank of America                                 4.6%
  Bank of Montreal                                4.6%
  JPMorganChase Bank                              4.6%
  Kreditbank NV, Brussels                         4.6%
  La Salle Bank, NA                               8.3%
  Landesbank Hessen-
    Thueringen Girozentrale                       4.6%
  Northern Trust Co.                              4.6%
  Wachovia Bank NA                                6.5%
  Yale                                            4.6%

* BOND INSURANCE
  AMBAC                                           6.9%
  FGIC                                            8.1%
  FSA                                             4.6%
  MBIA                                            7.7%

FLORIDA TAX-EXEMPT FUND 86.5%

  LETTER OF CREDIT
  Bank of America NA                              4.5%
  BNP Paribas                                     7.8%
  Citibank, NA                                    3.8%
  Fifth Third Bank                                2.4%
  Florida Power & Light                           3.9%
  HBOS PLC                                        5.9%
  JPMorganChase Bank                              6.3%
  Keybank NA                                      2.8%
  La Salle Bank NA                                3.8%
  Northern Trust Co.                              4.1%
  Republic National Bank                          3.6%
  Societe Generale                                3.6%
  State Street Bank & Trust Co.                   3.9%
  Suntrust Bank                                   6.3%
  Wachovia Bank NA                                6.1%

* BOND INSURANCE
  AMBAC                                           8.1%
  FGIC                                            3.9%
  FRMC                                            2.3%
  FSA                                             3.4%

MASSACHUSETTS TAX-EXEMPT FUND 94.1%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                          3.8%
  Bank of America                                 3.8%
  Bank of Nova Scotia                             3.5%
  Comercia Bank, Detroit                          4.2%
  Depfa Bank, PLC                                 4.5%
  Harvard University                              3.7%
  La Salle Bank, NA                               4.2%
  Landesbank Baden-Wurttemberg                    1.1%
  Landesbank Hessen-
    Thueringen Girozentrale                       4.8%
  Lloyds TSB Bank PLC                             3.7%
  MIT Mass Inst Tech                              3.7%
  PNC                                             4.2%
  Royal Bank of Scotland                          2.4%
  Smith College                                   4.2%
  State ST. Bank & Trust Co. Boston               3.7%
  Sun Trust Bank of Atlanta                       3.2%
  Wachovia Bank NA                                4.2%
  Wellesley College                               4.2%
  Williams College                                3.7%

* BOND INSURANCE
  AMBAC                                           3.3%
  FGIC                                            6.6%
  FSA                                             8.8%
  MBIA                                            4.6%

MICHIGAN TAX-EXEMPT FUND 97.3%

  LETTER OF CREDIT
  Bank of America, NA                             4.9%
  Barclay                                         4.9%
  Comerica Bank                                   8.2%
  Depfa Bank PLC                                  7.6%
  FHLB                                            4.9%
  Fifth Third Bank                                4.9%
  JPMorganChase Bank                              8.5%
  Kredietbank NV                                  4.9%
  La Salle Bank, NA                               4.2%
  Landesbank Hessen-
    Thuerinigen Girozentrale                      4.9%
  National City Bank                              7.8%
  Standard Federal Bank, NA                       3.5%
  Wachovia Bk & TR Co.                            3.5%

* BOND INSURANCE
  AMBAC                                           4.9%
  FGIC                                            4.9%
  FSA                                             9.9%
  MBIA                                            4.9%

NEW JERSEY TAX-EXEMPT FUND 88.2%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                          4.0%
  Bank of America                                 3.9%
  Bank of New York                                6.4%
  Bank of Nova Scotia                             3.8%
  Bayerische Landesbank Girozentrale              6.5%
  Citibank, NA                                    4.8%
  Dexia Credit Local                              3.8%
  JPMorganChase Bank                              9.1%
  Kredietbank NV. Brussels                        2.3%
  Lloyds TSB Bank PLC                             3.9%
  PNC Bank, NA                                    6.8%
  Princeton University                            4.8%
  Suntrust Bank                                   4.8%
  Wachovia Bank NA                                7.3%

* BOND INSURANCE
  AMBC                                            3.8%
  FGIC                                            2.0%
  FSA                                             2.4%
  MBIA                                            7.8%

OHIO TAX-EXEMPT FUND 92.6%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                3.9%
  Allied Irish Bank, PLC                          3.4%
  Bank of America, NA                             3.6%
  Bank of Nova Scotia                             2.5%
  Barclays Bank PLC                               3.4%
  Bayerische Landesbank Girozentrale              3.9%
  BNP Paribas                                     3.4%
  Citibank, NA                                    3.9%
  Fifth Third Bank                                4.6%
  HBOS PLC                                        7.3%
  JPMorganChase Bank                              7.4%
  Keybank NA                                      6.9%
  La Salle Bank, NA                               3.4%
  Landesbank Hessen-Thurin                        4.4%
  National City Bank                              2.5%
  Ohio State University                           2.9%
  Republic National Bank                          2.4%
  State Street Bank & Trust Co.                   3.9%
  US Bank NA                                      3.9%
  Wachovia Bank NA                                3.9%
  Wells Fargo Bank NA                             2.0%
  Westdeutsche Landesbank AG                      2.0%

* BOND INSURANCE
  AMBAC                                           2.9%
  MBIA                                            4.2%

PENNSYLVANIA TAX-EXEMPT FUND 90.5%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                7.6%
  Allied Irish Bank, PLC                          3.0%
  Bank of America NA                              4.0%
  Bank of Nova Scotia                             4.0%
  Bay Landesbank Girozentrale                     4.0%
  Comerica Bank                                   3.6%
  Depfa Bank, PLC                                 4.0%
  Dexia Bank                                      5.2%
  JPMorganChase Bank                              4.4%
  Kredietbank NV. Brussels                        3.2%
  Landesbank Hessen-
    Thuerinigen Girozentrale                      8.4%
  Northern Trust Co.                              3.9%
  PNC Bank, NA                                    7.2%
  Rabobank Nederland                              4.0%
  University of Pennsylvania                      4.0%
  Wachovia Bank NA                                7.3%

* BOND INSURANCE
  AMBAC                                           3.2%
  FSA                                             4.0%
  MBIA                                            5.5%

VIRGINIA TAX-EXEMPT FUND 81.8%

  LETTER OF CREDIT
  Bank of America NA                              5.0%
  BNP Paribas                                     8.5%
  BB&T NA                                         7.3%
  Citibank                                        5.0%
  JP Morgan/ Chase                                5.0%
  Kredietbank NV. Brussels                        5.0%
  Suntrust Bank                                   8.2%
  University of Virginia                          7.8%
  US Bank NA                                      5.0%
  Wachovia Bank NA                                5.0%

* BOND INSURANCE
  AMBAC                                           5.0%
  FRMC                                            5.0%
  FSA                                             5.0%
  MBIA                                            5.0%

NEW YORK TAX-EXEMPT FUND 99.6%

  LETTER OF CREDIT
  ABN/AMRO                                        4.1%
  Allied Irish Bank, PLC                          3.6%
  Bank of America NA                              4.1%
  Bank of New York                                4.3%
  Bayerische Landesbank Girozentrale              3.7%
  Citibank, NA                                    3.5%
  Comerica Bank. Detroit                          3.6%
  Depfa Bank, PLC                                 3.8%
  Fortis Babk                                     4.0%
  FRMC                                            4.7%
  JP Morgan Chase                                 4.0%
  Keybank NA Cleveland OH                         7.1%
  Landesbank Baden-Wurternberg                    4.1%
  Landesbank Hessen-
    Thueringen Girozentrale                       4.0%
  Lloyds                                          3.0%
  Rabobank                                        3.5%
  Republic N.B. New York                          0.9%
  Royal Bank of Canada, Montreal                  4.0%
  Royal Bank of Scotland                          0.9%
  Societe Generale                                3.5%
  Wachovia BK & TR CO.
    NA North Carolina                             2.7%
  Wells Fargo Bank NA                             4.6%
  Westdeutsche Landesbank Girozentrale            4.5%

* BOND INSURANCE
  FGIC                                            7.5%
  FSA                                             5.6%
  MBIA                                            0.3%

LOUISIANA MUNICIPAL MONEY-MARKET FUND 80.4%

  LETTER OF CREDIT
  Bank of America NA                              5.0%
  Bank of New York                                9.0%
  Bayerische Landesbank Girozentrale              8.1%
  FNMA                                            5.0%
  Hibernia National Bank                          5.0%
  JPMorganChase Bank                              5.0%
  Natexis Banques Populaires                      5.0%
  Regions Bank                                    9.2%
  Suntrust Bank                                   9.5%
  Wachovia Bank                                   5.0%

* BOND INSURANCE
  AMBAC                                           5.0%
  MBIA                                            9.6%

MINNESOTA MUNICIPAL MONEY-MARKET FUND 88.0%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                          5.0%
  Dexia Bank                                      4.6%
  FNMA                                            8.3%
  Harris Trust & Savings Bank                     5.0%
  La Salle Bank, NA                               8.3%
  Lloyds TSB Bank PLC                             5.0%
  University of Minnesota                         5.0%
  US Bank NA                                      9.3%
  Wells Fargo Bank NA                            10.0%
  Westdeutsche Landesbank AG                      7.5%

* BOND INSURANCE
  AMBAC                                          10.0%
  FRMC                                            5.0%
  MBIA                                            5.0%

----------
* Some securities may be backed by both a line of credit and bond insurance. ^ Amount is less than 0.05%.

(5) COMPOSITION OF NET ASSETS:

At November 30, 2005, the composition of each Fund's net assets was as follows:

                                                                      PRIMARY        U.S. GOVERNMENT     U.S. TREASURY
                                                                       FUND               FUND               FUND
                                                                 -----------------  -----------------  -----------------
Par Value                                                        $      20,661,861  $       2,325,314  $         480,170
Additional Paid-in-Capital                                          20,641,199,007      2,322,988,452        479,690,037
                                                                 -----------------  -----------------  -----------------
Net Assets                                                       $  20,661,860,868  $   2,325,313,766  $     480,170,207
                                                                 =================  =================  =================

The tax basis of each Fund's net assets is the same as the basis for financial reporting at November 30, 2005. There was no undistributed net investment income for any of the Funds at November 30, 2005.

At November 30, 2005, the composition of each Fund's net assets was as follows:

                                       INTERSTATE       CALIFORNIA       CONNECTICUT        FLORIDA       MASSACHUSETTS
                                          FUND             FUND             FUND             FUND             FUND
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Par Value                            $     1,024,313  $       101,769  $        25,975  $        53,284  $        18,833
Additional-Paid-in-Capital             1,023,288,584      101,666,880       25,949,050       53,230,787       18,814,248
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Net Assets                           $ 1,024,312,897  $   101,768,649  $    25,975,025  $    53,284,071  $    18,833,081
                                     ===============  ===============  ===============  ===============  ===============

                                        MICHIGAN        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
                                          FUND             FUND             FUND             FUND             FUND
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Par Value                            $        14,156  $        50,482  $        20,378  $        49,946  $        14,077
Additional-Paid-in-Capital                14,142,210       50,431,423       20,357,943       49,896,494       14,063,361
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Net Assets                           $    14,156,366  $    50,481,905  $    20,378,321  $    49,946,440  $    14,077,438
                                     ===============  ===============  ===============  ===============  ===============

                                                                     NEW YORK           LOUISIANA          MINNESOTA
                                                                       FUND               FUND               FUND
                                                                 -----------------  -----------------  -----------------
Par Value                                                        $         174,080  $           1,310  $           2,411
Additional-Paid-in-Capital                                             173,906,254          1,308,867          2,408,926
                                                                 -----------------  -----------------  -----------------
Net Assets                                                       $     174,080,334  $       1,310,177  $       2,411,337
                                                                 =================  =================  =================

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2005.

(6)  CAPITAL SHARE TRANSACTIONS:

For the six months ended November 30, 2005 and the year ended May 31, 2005, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

                                                            NOVEMBER 30, 2005
                                -------------------------------------------------------------------------
                                    CLASS R            CLASS 95           CLASS 75           CLASS 70
                                ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
Sold                               12,606,462,27          6,315,939        250,270,745         11,067,804
Reinvested                            80,745,059            159,230          1,120,533            263,123
Redeemed                         (12,058,820,298)        (7,812,649)      (212,237,374)       (12,367,028)
                                ----------------   ----------------   ----------------   ----------------
Net Increase
  (Decrease)                         628,387,037         (1,337,480)        39,153,904         (1,036,101)
                                ================   ================   ================   ================

                                  TREASURER'S
                                     TRUST             CLASS 45           CLASS 35           CLASS 25
                                ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
(CONTINUED)
Sold                               2,012,238,232         57,982,963          5,197,305        223,899,612
Reinvested                             9,838,631            297,466             73,194          8,736,402
Redeemed                          (1,922,331,002)       (46,179,164)        (4,454,813)      (289,908,548)
                                ----------------   ----------------   ----------------   ----------------
Net Increase
  (Decrease)                          99,745,861         12,101,265            815,686        (57,272,534)
                                ================   ================   ================   ================

                                    CLASS 20           CLASS 15           CLASS 12           CLASS 8
                                ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
(CONTINUED)
Sold                                 516,732,267        170,397,853      1,411,181,191    157,033,760,011
Reinvested                             4,297,454          1,362,203          3,584,906        155,453,878
Redeemed                            (496,442,691)      (145,877,644)    (1,141,358,897)  (149,775,979,763)
                                ----------------   ----------------   ----------------   ----------------
Net Increase
  (Decrease)                          24,587,030         25,882,412        273,407,200      7,413,234,126
                                ================   ================   ================   ================

                                                      TREASURER'S
                                    CLASS R             TRUST             CLASS 45           CLASS 25
                                ----------------   ----------------   ----------------   ----------------
U.S. GOVERNMENT FUND
Sold                               1,880,333,823        161,231,450         19,581,847         72,723,326
Reinvested                            12,479,115          1,205,227            124,987            169,388
Redeemed                          (1,727,802,874)      (150,144,825)       (15,815,423)       (66,300,043)
                                ----------------   ----------------   ----------------   ----------------
Net Increase                         165,010,064         12,291,852          3,891,411          6,592,671
                                ================   ================   ================   ================

                                                       CLASS 15           CLASS 12           CLASS 8
                                                   ----------------   ----------------   ----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                     18,922,000        105,100,311      4,909,729,577
Reinvested                                                    6,296          1,416,244         12,354,845
Redeemed                                                (18,926,528)       (74,096,416)    (4,336,229,093)
                                                   ----------------   ----------------   ----------------
Net Increase                                                  1,768         32,420,139        585,855,329
                                                   ================   ================   ================

                                                     TREASURER'S
                                    CLASS R             TRUST             CLASS 75           CLASS 45
                                ----------------   ----------------   ----------------   ----------------
U.S. TREASURY FUND
Sold                                 846,195,617        127,599,052         52,203,886          4,344,297
Reinvested                             3,600,512          1,120,942             30,060             16,479
Redeemed                            (817,868,789)      (126,429,016)       (52,291,374)        (3,078,228)
                                ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)               31,927,340          2,290,978            (57,428)         1,282,548
                                ================   ================   ================   ================

                                                       CLASS 25           CLASS 12           CLASS 8
                                                   ----------------   ----------------   ----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                              0             50,000         72,641,425
Reinvested                                                      389                483            584,674
Redeemed                                                       (237)              (251)       (83,249,431)
                                                   ----------------   ----------------   ----------------
Net Increase (Decrease)                                         152             50,232        (10,023,332)
                                                   ================   ================   ================

                                                       FOR YEAR ENDED MAY 31, 2005
                                -------------------------------------------------------------------------
                                    CLASS R            CLASS 95           CLASS 75           CLASS 70
                                ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
Sold                              20,317,040,980         19,478,849        250,458,815         24,810,896
Reinvested                            60,193,544            162,324            798,945            292,321
Redeemed                         (20,457,289,010)       (22,497,206)      (202,377,304)       (32,242,742)
                                ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)              (80,054,486)        (2,856,033)        48,880,456         (7,139,525)
                                ================   ================   ================   ================

                                  TREASURER'S
                                     TRUST             CLASS 45           CLASS 35           CLASS 25
                                ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
(CONTINUED)
Sold                               2,779,477,935         88,088,407         14,780,502        350,322,888
Reinvested                             7,738,103            241,762             78,301         12,495,241
Redeemed                          (2,621,233,736)       (86,780,202)       (16,239,341)    (1,158,996,938)
                                ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)              165,982,302          1,549,967         (1,380,538)      (796,178,809)
                                ================   ================   ================   ================

                                    CLASS 20           CLASS 15           CLASS 12           CLASS 8
                                ----------------   ----------------   ----------------   ----------------
PRIMARY FUND
(CONTINUED)
Sold                               1,118,651,531        992,287,061      4,501,615,920    220,494,062,320
Reinvested                             4,365,852          2,191,068          5,768,194         99,955,275
Redeemed                            (856,507,971)    (1,069,271,200)    (4,645,431,393)  (227,429,631,524)
                                ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)              266,509,412        (74,793,071)      (138,047,279)    (6,835,613,929)
                                ================   ================   ================   ================

                                   TREASURER'S
                                     CLASS R            TRUST             CLASS 45           CLASS 25
                                ----------------   ----------------   ----------------   ----------------
U.S. GOVERNMENT FUND
Sold                               3,093,006,825        249,939,182          9,850,904        143,765,170
Reinvested                             9,219,775            864,601              7,493            667,016
Redeemed                          (3,015,709,524)      (188,939,449)          (668,578)      (205,855,980)
                                ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)               86,517,076         61,864,334          9,189,819        (61,423,794)
                                ================   ================   ================   ================

                                                       CLASS 15           CLASS 12           CLASS 8
                                                   ----------------   ----------------   ----------------
Sold                                                             --         44,000,000      8,004,595,101
Reinvested                                                    1,915            181,994          4,047,422
Redeemed                                                         --                 --     (7,853,060,412)
                                                   ----------------   ----------------   ----------------
Net Increase (Decrease)                                       1,915         44,181,994        155,582,111
                                                   ================   ================   ================

                                                                         AUGUST 16,
                                                                            2004*
                                                                         TO MAY 31,
                                                      TREASURER'S           2005
                                    CLASS R             TRUST             CLASS 75           CLASS 45
                                ----------------   ----------------   ----------------   ----------------
U.S. TREASURY FUND
Sold                               1,627,208,683        299,762,174         81,755,700                 --
Reinvested                             2,829,445          1,064,044             39,853                139
Redeemed                          (1,693,659,193)      (458,193,272)       (80,348,378)                --
                                ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease)              (63,621,065)      (157,367,054)         1,447,175                139
                                ================   ================   ================   ================

                                                       CLASS 25           CLASS 12           CLASS 8
                                                   ----------------   ----------------   ----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                     13,502,367                 --        255,762,999
Reinvested                                                      408                 --^^          739,438
Redeemed                                                (13,502,616)                --       (257,148,717)
                                                   ----------------   ----------------   ----------------
Net Increase (Decrease)                                         159                 --^^         (646,280)
                                                   ================   ================   ================

----------
*  Commencement of Class.
^^ Amount is less than $0.50.

For the six months ended November 30, 2005, and year ended May 31, 2005, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                           SIX MONTHS ENDED NOVEMBER 30, 2005
                                                ---------------------------------------------------------
                                                                       TREASURER'S
                                                     CLASS R              TRUST             CLASS 75
                                                -----------------   -----------------   -----------------
Sold                                                  540,368,722         188,136,544              61,000
Reinvested                                              1,961,959             344,531                  98
Redeemed                                             (520,229,326)       (200,947,304)            (51,172)
                                                -----------------   -----------------   -----------------
Net Increase (Decrease)                                22,101,355         (12,466,229)              9,926
                                                =================   =================   =================

                                                    CLASS 70            CLASS 45            CLASS 25
                                                -----------------   -----------------   -----------------
Sold                                                  147,712,807             811,439          53,947,501
Reinvested                                                 20,137               3,086             454,570
Redeemed                                             (147,348,396)           (400,712)        (95,848,659)
                                                -----------------   -----------------   -----------------
Net Increase (Decrease)                                   384,548             413,813         (41,446,588)
                                                =================   =================   =================

                                                    CLASS 15            CLASS 12             CLASS 8
                                                -----------------   -----------------   -----------------
Sold                                                           14                   3       5,452,375,548
Reinvested                                                  1,192                 117           9,433,907
Redeemed                                                      (13)                 (1)     (5,818,816,446)
                                                -----------------   -----------------   -----------------
Net Increase (Decrease)                                     1,193                 119        (357,006,991)
                                                =================   =================   =================

For the years ended May 31, 2005 and May 31, 2004, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                                 YEAR ENDED MAY 31, 2005
                                                ---------------------------------------------------------
                                                                                        OCTOBER 1, 2004*
                                                                       TREASURER'S       TO MAY 31, 2005
                                                     CLASS R              TRUST             CLASS 75
                                                -----------------   -----------------   -----------------
Sold                                                1,218,219,096         257,552,413               1,510
Reinvested                                              1,904,802             357,612                   2
Redeemed                                           (1,242,244,626)       (231,731,228)             (1,411)
                                                -----------------   -----------------   -----------------
Net Increase (Decrease)                               (22,120,728)         26,178,797                 101
                                                =================   =================   =================

                                                 OCTOBER 1, 2004*
                                                 TO MAY 31, 2005
                                                    CLASS 70            CLASS 45            CLASS 25
                                                -----------------   -----------------   -----------------
Sold                                                   75,609,267              65,703         106,352,469
Reinvested                                                 21,974                 158             387,135
Redeemed                                              (74,686,333)             (6,055)        (44,943,518)
                                                -----------------   -----------------   -----------------
Net Increase (Decrease)                                   944,908              59,806          61,796,086
                                                =================   =================   =================

                                                                    FEBRUARY 1, 2005*
                                                                     TO MAY 31, 2005
                                                    CLASS 15            CLASS 12             CLASS 8
                                                -----------------   -----------------   -----------------
Sold                                                           24               9,999       5,872,411,962
Reinvested                                                  1,570                  71           9,804,274
Redeemed                                                      (15)                 --      (4,925,031,660)
                                                -----------------   -----------------   -----------------
Net Increase (Decrease)                                     1,579              10,070         957,184,576
                                                =================   =================   =================

----------
*  Commencement of Class operations.

(7)  COMMITMENTS AND CONTINGENCIES:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

                                                                              CLASS R
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                       YEARS ENDED MAY 31,
                                NOVEMBER 30,       ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0130             0.0100          0.0011          0.0065          0.0187          0.0511
Dividends from net
  investment income                  (0.0130)           (0.0100)        (0.0011)        (0.0065)        (0.0187)        (0.0511)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.30%              1.01%           0.11%           0.65%           1.90%           5.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)               $    6,615.5       $    5,987.1    $    6,067.2    $    6,231.8    $    6,462.0    $    6,241.8
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.00%
Ratios of expenses
  to average net assets,
  net of fee waivers                    1.00%(a)           1.00%           0.99%            (b)             (b)             (b)
Ratio of net investment
  income to average
  net assets                            2.62%(a)           1.00%           0.10%           0.64%           1.86%           5.11%

                                                                                             CLASS 95
                                                                        -----------------------------------------------
                                                                         SIX MONTHS                         AUGUST 12,
                                                                           ENDED            YEAR ENDED       2003* TO
                                                                        NOVEMBER 30,          MAY 31,         MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income                                                         0.0132             0.0105          0.0009
Dividends from net investment income                                         (0.0132)           (0.0105)        (0.0009)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.33%              1.06%           0.09%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $       11.8       $       13.1    $       16.0
Ratio of expenses to average net assets                                         0.95%(a)           0.95%           0.95%(a)
Ratio of net investment income to
  average net assets                                                            2.67%(a)           1.00%           0.14%(a)

                                                                            CLASS 75
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                           MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                            2001*
                                NOVEMBER 30,       ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0142             0.0125          0.0035          0.0090          0.0213          0.0003
Dividends from net
  investment income                  (0.0142)           (0.0125)        (0.0035)        (0.0090)        (0.0213)        (0.0003)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.43%              1.27%           0.35%           0.90%           2.16%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       94.9       $       55.7    $        6.8    $       14.1    $       23.5    $       34.7
Ratio of expenses to
  average net assets                    0.75%(a)           0.75%           0.75%           0.75%           0.76%           0.75%(a)
Ratio of net investment
  income to average
  net assets                            2.87%(a)           1.33%           0.37%           0.95%           2.33%           3.97%(a)

                                                                                             CLASS 70
                                                                        -----------------------------------------------
                                                                         SIX MONTHS                         AUGUST 12,
                                                                           ENDED            YEAR ENDED       2003* TO
                                                                        NOVEMBER 30,          MAY 31,         MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income                                                         0.0145             0.0130          0.0029
Dividends from net investment income                                         (0.0145)           (0.0130)        (0.0029)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.46%              1.32%           0.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $       18.4       $       19.4    $       26.6
Ratio of expenses to average net assets                                         0.70%(a)           0.70%           0.70%(a)
Ratio of net investment income to
  average net assets                                                            2.92%(a)           1.26%           0.39%(a)

                                                                       TREASURER'S TRUST
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                          MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                           2001*
                                NOVEMBER 30,       ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0150             0.0140          0.0050          0.0105          0.0228          0.0003
Dividends from net
  investment income                  (0.0150)           (0.0140)        (0.0050)        (0.0105)        (0.0228)        (0.0003)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.51%              1.42%           0.50%           1.06%           2.32%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $      709.4       $      609.7    $      443.7    $      497.4    $      510.0    $      224.5
Ratio of expenses to
  average net assets                    0.60%(a)           0.60%           0.60%           0.60%           0.60%           0.60%(a)
Ratio of net investment
  income to average
  net assets                            3.02%(a)           1.49%           0.50%           1.04%           2.05%           4.12%(a)

                                                                           CLASS 45
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                          MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                           2001*
                                NOVEMBER 30,       ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0157             0.0155          0.0065          0.0120          0.0243          0.0004
Dividends from net
  investment income                  (0.0157)           (0.0155)        (0.0065)        (0.0120)        (0.0243)        (0.0004)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.58%              1.57%           0.65%           1.21%           2.48%           0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       29.7       $       17.6    $       16.0    $       13.5    $       23.1    $        7.4
Ratio of expenses to
  average net assets                    0.45%(a)           0.45%           0.45%           0.45%           0.45%           0.45%(a)
Ratio of net investment
  income to average
  net assets                            3.17%(a)           1.58%           0.65%           1.23%           2.13%           4.27%(a)

                                                                                 CLASS 35
                                                    -------------------------------------------------------------------
                                                     SIX MONTHS                                              JULY 1,
                                                       ENDED                YEARS ENDED MAY 31,               2002*
                                                    NOVEMBER 30,       ----------------------------         TO MAY 31,
                                                        2005               2005            2004                2003
                                                    ------------       ------------    ------------        ------------
PRIMARY FUND
Net asset value at beginning of period              $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ------------       ------------    ------------        ------------
Net investment income                                     0.0162             0.0165          0.0050              0.0075
Dividends from net investment
  income                                                 (0.0162)           (0.0165)        (0.0050)            (0.0075)
                                                    ------------       ------------    ------------        ------------
Net asset value at end of period                    $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ============       ============    ============        ============
Total Return                                                1.64%              1.68%           0.51%               0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                 $        4.5       $        3.7    $        5.1        $        0.0^
Ratio of expenses to average
  net assets                                                0.35%(a)           0.35%           0.35%(a)+           0.35%(a)+
Ratio of net investment income
  to average net assets                                     3.27%(a)           1.49%           0.74%(a)+           1.45%(a)+

                                                                           CLASS 25
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                          MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                           2001*
                                NOVEMBER 30,       ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0167             0.0175          0.0085          0.0140          0.0263          0.0004
Dividends from
  net investment income              (0.0167)           (0.0175)        (0.0085)        (0.0140)        (0.0263)        (0.0004)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.69%              1.78%           0.86%           1.42%           2.69%           0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $      495.0       $      552.3    $    1,348.4    $    1,524.7    $    2,113.4    $      442.0
Ratio of expenses to
  average net assets                    0.25%(a)           0.25%           0.25%           0.25%           0.25%           0.25%(a)
Ratio of net investment
  income to average
  net assets                            3.37%(a)           1.65%           0.84%           1.41%           2.31%           4.47%(a)

                                                                                             CLASS 20
                                                                        -----------------------------------------------
                                                                         SIX MONTHS                        FEBRUARY 17,
                                                                           ENDED            YEAR ENDED       2004* TO
                                                                        NOVEMBER 30,          MAY 31,         MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income                                                         0.0170             0.0180          0.0025
Dividends from net investment income                                         (0.0170)           (0.0180)        (0.0025)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.71%              1.83%           0.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $      291.1       $      266.5    $        0.0^
Ratio of expenses to average net assets                                         0.20%(a)           0.20%           0.20%(a)
Ratio of net investment income to average net assets                            3.42%(a)           1.86%           0.89%(a)

                                                                              CLASS 15
                                          -------------------------------------------------------------------------------
                                           SIX MONTHS                                                          JULY 30,
                                             ENDED                        YEARS ENDED MAY 31,                    2001*
                                          NOVEMBER 30,       --------------------------------------------         TO
                                              2005               2005            2004            2003            2002
                                          ------------       ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at
  beginning of period                     $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ------------       ------------    ------------    ------------    ------------
Net investment income                           0.0172             0.0185          0.0095          0.0150          0.0205
Dividends from net
  investment income                            (0.0172)           (0.0185)        (0.0095)        (0.0150)        (0.0205)
                                          ------------       ------------    ------------    ------------    ------------
Net asset value at end of period          $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ============       ============    ============    ============    ============
Total Return                                      1.74%              1.88%           0.96%           1.52%           2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                       $       87.8       $       61.9    $      136.7    $      692.0    $       34.1
Ratio of expenses to
  average net assets                              0.15%(a)           0.15%           0.15%           0.15%           0.15%(a)
Ratio of net investment income to
  average net assets                              3.47%(a)           1.57%           0.95%           1.30%           2.07%(a)

                                                                                             CLASS 12
                                                                        -----------------------------------------------
                                                                         SIX MONTHS                          JUNE 25,
                                                                           ENDED            YEAR ENDED       2003* TO
                                                                        NOVEMBER 30,          MAY 31,         MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income                                                         0.0174             0.0188          0.0090
Dividends from net investment income                                         (0.0174)           (0.0188)        (0.0090)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.75%              1.92%           0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $      463.5       $      190.1    $      328.1
Ratio of expenses to average net assets                                         0.12%(a)           0.12%           0.12%(a)
Ratio of net investment income to average net assets                            3.50%(a)           1.81%           0.97%(a)

                                                                              CLASS 8
                                          -------------------------------------------------------------------------------
                                           SIX MONTHS                                                          JULY 27,
                                             ENDED                        YEARS ENDED MAY 31,                    2001*
                                          NOVEMBER 30,       --------------------------------------------         TO
                                              2005               2005            2004            2003            2002
                                          ------------       ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at beginning of
  period                                  $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ------------       ------------    ------------    ------------    ------------
Net investment income                           0.0176             0.0193          0.0102          0.0157          0.0214
Dividends from net investment
  income                                       (0.0176)           (0.0193)        (0.0102)        (0.0157)        (0.0214)
                                          ------------       ------------    ------------    ------------    ------------
Net asset value at end of period          $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ============       ============    ============    ============    ============
Total Return                                      1.77%              1.97%           1.03%           1.59%           2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $   11,840.4       $    4,427.1    $   11,262.8    $    5,304.3    $    2,818.3
Ratio of expenses to average
  net assets                                      0.08%(a)           0.08%           0.08%           0.08%           0.08%(a)
Ratio of expenses to average
  net assets net of fee waivers                   0.08%(a)           0.07%           0.08%           0.08%           0.08%(a)
Ratio of net investment income to
  average net assets                              3.54%(a)           1.72%           1.02%           1.45%           2.25%(a)

                                                                           CLASS R
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                       YEARS ENDED MAY 31,
                                NOVEMBER 30,       ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0128             0.0102          0.0010          0.0050          0.0149          0.0493
Dividends from net
  investment income                  (0.0128)           (0.0102)        (0.0010)        (0.0050)        (0.0149)        (0.0493)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.29%              1.03%           0.10%           0.50%           1.50%           5.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $    1,105.0       $      940.0    $      853.5    $      846.7    $      902.3    $      887.1
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.01%
Ratio of expenses to
  average net assets net
  of fee waivers                        1.00%(a)           1.00%           0.98%            (b)             (b)             (b)
Ratio of net investment
  income to average
  net assets                            2.59%(a)           1.04%           0.10%           0.50%           1.44%           4.93%

                                                                       TREASURER'S TRUST
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                   MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                          2001* TO
                                NOVEMBER 30,       ------------------------------------------------------------       MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0148             0.0142          0.0049          0.0090          0.0189          0.0003
Dividends from net
  investment income                  (0.0148)           (0.0142)        (0.0049)        (0.0090)        (0.0189)        (0.0003)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.49%              1.44%           0.49%           0.91%           1.91%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       93.4       $       81.2    $       19.3    $        6.5    $        4.0    $       15.6
Ratio of expenses to
  average net assets                    0.60%(a)           0.60%           0.60%           0.60%           0.60%           0.60%(a)
Ratio of net investment
  income to average
  net assets                            2.99%(a)           1.64%           0.48%           0.83%           2.16%           3.47%(a)

                                                                           CLASS 45
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                           MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                          2001* TO
                                NOVEMBER 30,       ------------------------------------------------------------       MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0156             0.0157          0.0064          0.0105          0.0203          0.0003
Dividends from net
  investment income                  (0.0156)           (0.0157)        (0.0064)        (0.0105)        (0.0203)        (0.0003)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.57%              1.59%           0.64%           1.06%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       13.1       $        9.2    $        0.0^   $        5.8    $        0.4    $        4.4
Ratio of expenses to
  average net assets                    0.45%(a)           0.45%           0.44%           0.45%           0.45%           0.45%(a)
Ratio of net investment
  income to average
  net assets                            3.14%(a)           2.36%           0.66%           0.86%           2.73%           3.62%(a)

                                                                           CLASS 25
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                           MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                          2001* TO
                                NOVEMBER 30,       ------------------------------------------------------------       MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0166             0.0177          0.0084          0.0125          0.0224          0.0003
Dividends from net
  investment income                  (0.0166)           (0.0177)        (0.0084)        (0.0125)        (0.0224)        (0.0003)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.67%              1.80%           0.84%           1.27%           2.28%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       11.2       $        4.6    $       66.0    $       50.1    $       90.7    $        3.8
Ratio of expenses to
  average net assets                    0.25%(a)           0.25%           0.25%           0.25%           0.25%           0.25%(a)
Ratio of net investment
  income to average
  net assets                            3.34%(a)           1.44%           0.83%           1.28%           1.71%           3.82%(a)

                                                                                 CLASS 15
                                                    -------------------------------------------------------------------
                                                     SIX MONTHS                                            NOVEMBER 18,
                                                       ENDED                YEARS ENDED MAY 31,              2002* TO
                                                    NOVEMBER 30,       ----------------------------           MAY 31,
                                                        2005               2005            2004                2003
                                                    ------------       ------------    ------------        ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period              $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ------------       ------------    ------------        ------------
Net investment income                                     0.0171             0.0187          0.0094              0.0061
Dividends from net
  investment income                                      (0.0171)           (0.0187)        (0.0094)            (0.0061)
                                                    ------------       ------------    ------------        ------------
Net asset value at end of period                    $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ============       ============    ============        ============
Total Return                                                1.72%              1.90%           0.94%               0.61%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                 $        0.1       $        0.1    $        0.1        $        0.1
Ratio of expenses to
  average net assets                                        0.15%(a)           0.15%           0.15%               0.15%(a)
Ratio of net investment income to
  average net assets                                        3.44%(a)           1.87%           0.93%               1.17%(a)

                                                                                             CLASS 12
                                                                        -----------------------------------------------
                                                                         SIX MONTHS            YEAR        FEBRUARY 24,
                                                                           ENDED              ENDED          2004* TO
                                                                        NOVEMBER 30,          MAY 31,         MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income                                                         0.0172             0.0190          0.0025
Dividends from net investment income                                         (0.0172)           (0.0190)        (0.0025)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.74%              1.94%           0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $       77.6       $       45.2    $        1.0
Ratio of expenses to average net assets                                         0.12%(a)           0.12%           0.13%(a)
Ratio of net investment income to
  average net assets                                                            3.47%(a)           2.12%           0.96%(a)

                                                                                  CLASS 8
                                                    -------------------------------------------------------------------
                                                     SIX MONTHS                                               JUNE 7,
                                                       ENDED                YEARS ENDED MAY 31,              2002* TO
                                                    NOVEMBER 30,       ----------------------------           MAY 31,
                                                        2005               2005            2004                2003
                                                    ------------       ------------    ------------        ------------
U.S. GOVERNMENT FUND
Net asset value at beginning
  of period                                         $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ------------       ------------    ------------        ------------
Net investment income                                     0.0174             0.0194          0.0101              0.0142
Dividends from net investment
  income                                                 (0.0174)           (0.0194)        (0.0101)            (0.0142)
                                                    ------------       ------------    ------------        ------------
Net asset value at end of
  period                                            $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ============       ============    ============        ============
Total Return                                                1.76%              1.98%           1.01%               1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                        $    1,024.9       $      439.1    $      283.5        $       49.1
Ratio of expenses to average
  net assets                                                0.08%(a)           0.08%           0.08%               0.08%(a)
Ratio of net investment income
  to average net assets                                     3.51%(a)           1.98%           1.00%               1.20%(a)

                                                                            CLASS R
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                       YEARS ENDED MAY 31,
                                NOVEMBER 30,       ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
U.S. TREASURY FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0111             0.0083          0.0009          0.0047          0.0166          0.0468
Dividends from net
  investment income                  (0.0111)           (0.0083)        (0.0009)        (0.0047)        (0.0166)        (0.0468)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.11%              0.83%           0.09%           0.47%           1.68%           4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)               $      345.8       $      313.9    $      377.5    $      356.2    $      344.3    $      401.2
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.00%           1.04%
Ratios of expenses to
  average net assets net
  of fee waivers                        1.00%(a)           0.99%           0.89%           1.00%           0.97%           0.99%
Ratio of net investment
  income to average
  net assets                            2.22%(a)           0.80%           0.09%           0.47%           1.64%           4.68%

                                                                       TREASURER'S TRUST
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                           MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                            2001*
                                NOVEMBER 30,       ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
U.S. TREASURY FUND
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0131             0.0121          0.0039          0.0086          0.0203          0.0003
Dividends from net
  investment income                  (0.0131)           (0.0121)        (0.0039)        (0.0086)        (0.0203)        (0.0003)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.32%              1.23%           0.39%           0.87%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       96.3       $       94.0    $      251.4    $      281.9    $      257.9    $       28.4
Ratio of expenses to
  average net assets                    0.60%(a)           0.60%           0.60%           0.60%           0.61%           0.60%(a)
Ratio of net investment
  income to average
  net assets                            2.62%(a)           1.17%           0.39%           0.85%           1.44%           3.44%(a)

                                                     CLASS 75                                   CLASS 45
                                          -------------------------------     --------------------------------------------
                                           SIX MONTHS         AUGUST 16,       SIX MONTHS                      AUGUST 7,
                                             ENDED               2004*           ENDED         YEAR ENDED         2003*
                                          NOVEMBER 30,        TO MAY 31,      NOVEMBER 30,       MAY 31,       TO MAY 31,
                                              2005               2005             2004            2003            2002
                                          ------------       ------------     ------------    ------------    ------------
U.S TREASURY FUND
Net asset value at beginning
  of period                               $     1.0000       $     1.0000     $     1.0000    $     1.0000    $     1.0000
                                          ------------       ------------     ------------    ------------    ------------
Net investment income from
  investment operations                         0.0123             0.0100           0.0138          0.0137          0.0043
Dividends from net
  investment income                            (0.0123)           (0.0100)         (0.0138)        (0.0137)        (0.0043)
                                          ------------       ------------     ------------    ------------    ------------
Net asset value at end
  of period                               $     1.0000       $     1.0000     $     1.0000    $     1.0000    $     1.0000
                                          ============       ============     ============    ============    ============
Total Return                                      1.24%              1.01%            1.39%           1.38%           0.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                              $        1.4       $        1.4     $        1.3    $        0.0^   $        0.0^
Ratio of expenses to
  average net assets                              0.75%(a)           0.76%(a)         0.45%           0.45%           0.43%(a)
Ratio of net investment
  income to average
  net assets                                      2.47%(a)           1.39%(a)         2.77%           1.38%           0.54%(a)

                                                                                             CLASS 25
                                                                        -----------------------------------------------
                                                                         SIX MONTHS                          AUGUST 7,
                                                                           ENDED            YEAR ENDED         2003*
                                                                        NOVEMBER 30,          MAY 31,       TO MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
U.S TREASURY FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income from
  investment operations                                                       0.0148             0.0156          0.0058
Dividends from net investment income                                         (0.0148)           (0.0156)        (0.0058)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.49%              1.59%           0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $        0.0       $        0.0^   $        0.0^
Ratio of expenses to average net assets                                         0.25%(a)           0.25%           0.26%(a)
Ratio of net investment income to
  average net assets                                                            2.96%(a)           1.66%           0.71%(a)

                                                                                             CLASS 12
                                                                        -----------------------------------------------
                                                                         SIX MONTHS                        FEBRUARY 24,
                                                                           ENDED            YEAR ENDED         2004*
                                                                        NOVEMBER 30,          MAY 31,       TO MAY 31,
                                                                            2005               2005            2004
                                                                        ------------       ------------    ------------
U.S TREASURY FUND
Net asset value at beginning of period                                  $     1.0000       $     1.0000    $     1.0000
                                                                        ------------       ------------    ------------
Net investment income from
  investment operations                                                       0.0155             0.0170          0.0022
Dividends from net investment income                                         (0.0155)           (0.0170)        (0.0022)
                                                                        ------------       ------------    ------------
Net asset value at end of period                                        $     1.0000       $     1.0000    $     1.0000
                                                                        ============       ============    ============
Total Return                                                                    1.56%              1.72%           0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                     $        0.0       $        0.0^   $        0.0^
Ratio of expenses to average net assets                                         0.12%(a)           0.12%           0.12%(a)
Ratio of net investment income
  to average net assets                                                         3.10%(a)           1.78%           0.83%(a)

                                                                                  CLASS 8
                                                    -------------------------------------------------------------------
                                                     SIX MONTHS                                               JUNE 7,
                                                       ENDED                YEARS ENDED MAY 31,                2002*
                                                    NOVEMBER 30,       ----------------------------         TO MAY 31,
                                                        2005               2005            2004                2003
                                                    ------------       ------------    ------------        ------------
U.S TREASURY FUND
Net asset value at beginning
  of period                                         $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ------------       ------------    ------------        ------------
Net investment income from
  investment operations                                   0.0158             0.0173          0.0091              0.0143
Dividends from net
  investment income                                      (0.0158)           (0.0173)        (0.0091)            (0.0143)
                                                    ------------       ------------    ------------        ------------
Net asset value at end
  of period                                         $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ============       ============    ============        ============
Total Return                                                1.59%              1.77%           0.91%               1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                        $       35.2       $       45.3    $       45.9        $       10.4
Ratio of expenses to average
  net assets                                                0.08%(a)           0.08%           0.08%               0.08%(a)
Ratio of net investment income
  to average net assets                                     3.14%(a)           1.69%           0.90%               1.12%(a)

----------
*   Inception of Class Operations.
+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.
^   Amount is less than $500,000.
(a) Annualized.
(b) As there were no fee waivers during the period, this is not applicable.

Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                            CLASS R
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
INTERSTATE TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0074             0.0070          0.0010          0.0034          0.0108          0.0289
Dividends from net
  investment income                  (0.0074)           (0.0070)        (0.0010)        (0.0034)        (0.0108)        (0.0289)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.74%              0.70%           0.10%           0.34%           1.09%           2.95%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)               $      283.5       $      261.4    $      283.5    $      280.4    $      295.7    $      296.2
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.01%
Ratio of expenses to
  average net assets net
  of fee waivers                        1.00%(a)           1.00%           0.90%           0.99%           1.01%           1.01%
Ratio of net investment
  income to average
  net assets                            1.46%(a)           0.69%           0.10%           0.33%           1.08%           2.89%

                                                                       TREASURER'S TRUST
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                          APRIL 17,
                                   ENDED                                YEARS ENDED MAY 31,                            2001*
                                  NOV. 30,         ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0094             0.0109          0.0040          0.0074          0.0149          0.0002
Dividends from net
  investment income                  (0.0094)           (0.0109)        (0.0040)        (0.0074)        (0.0149)        (0.0002)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.95%              1.10%           0.40%           0.74%           1.50%           0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       36.2       $       48.7    $       22.5    $       29.2    $       20.5    $       85.4
Ratio of expenses to
  average net assets                    0.60%(a)           0.60%           0.60%           0.60%           0.61%           0.60%(a)
Ratio of net investment
  income to average
  net assets                            1.86%(a)           1.24%           0.37%           0.71%           1.59%           2.56%(a)

                                   CLASS 75                        CLASS 70                           CLASS 45
                          ---------------------------      -------------------------     -------------------------------------
                            SIX                               SIX                           SIX
                           MONTHS       SEPTEMBER 23,        MONTHS       AUGUST 16,      MONTHS          YEAR      AUGUST 7,
                            ENDED         2004* TO            ENDED        2004* TO        ENDED          ENDED      2003* TO
                           NOV. 30,        MAY 31,          NOV. 30,        MAY 31,      NOV. 30,        MAY 31,      MAY 31,
                            2005            2005              2005           2005          2005           2005         2004
                          ---------     -------------      ----------     ----------     ----------     ---------   ----------
Net asset value at
  beginning of
  period                  $  1.0000     $      1.0000      $   1.0000     $   1.0000     $   1.0000     $  1.0000   $   1.0000
                          ---------     -------------      ----------     ----------     ----------     ---------   ----------
Net investment
  income                     0.0086            0.0083          0.0089         0.0092         0.0102        0.0123       0.0044
Dividends from
  net investment
  income                    (0.0086)          (0.0083)        (0.0089)       (0.0092)       (0.0102)      (0.0123)     (0.0044)
                          ---------     -------------      ----------     ----------     ----------     ---------   ----------
Net asset value
  at end of
  period                  $  1.0000     $      1.0000      $   1.0000     $   1.0000     $   1.0000     $  1.0000   $   1.0000
                          =========     =============      ==========     ==========     ==========     =========   ==========
Total Return                   0.87%             0.83%           0.89%          0.93%          1.02%         1.25%        0.45%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)              $     0.0     $         --^      $      1.3     $      0.9     $      0.5     $    0.10   $       --^
Ratio of
  expenses to
  average net
  assets                       0.75%(a)          0.75%(a)        0.70%(a)       0.71%(a)       0.45%(a)      0.46%        0.44%(a)
Ratio of net
  investment
  income to
  average
  net assets                   1.71%(a)          1.60%(a)        1.76%(a)       1.10%(a)       2.01%(a)      1.37%        0.55%(a)

                                                                           CLASS 25
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                          MAY 29,
                                   ENDED                                YEARS ENDED MAY 31,                           2001*
                                  NOV. 30,         ------------------------------------------------------------     TO MAY 31,
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  beginning of period           $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0112             0.0144          0.0075          0.0109          0.0184          0.0002
Dividends from net
  investment income                  (0.0112)           (0.0144)        (0.0075)        (0.0109)        (0.0184)        (0.0002)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of period                 $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            1.12%              1.46%           0.75%           1.09%           1.86%           0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)             $       36.2       $       77.7    $       15.9    $       17.8    $       16.3    $       45.7
Ratio of expenses to
  average net assets                    0.25%(a)           0.25%           0.25%           0.25%           0.26%           0.25%(a)
Ratio of net investment
  income to average
  net assets                            2.21%(a)           1.76%           0.74%           1.07%           1.96%           2.91%(a)

                                                                                 CLASS 15
                                                    -------------------------------------------------------------------
                                                       SIX
                                                      MONTHS                                                JANUARY 13,
                                                       ENDED                YEARS ENDED MAY 31,              2003* TO
                                                     NOV. 30,          ----------------------------           MAY 31,
                                                       2005               2005            2004                2003
                                                    ------------       ------------    ------------        ------------
Net asset value at beginning of period              $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ------------       ------------    ------------        ------------
Net investment income                                     0.0117             0.0154          0.0085              0.0039
Dividends from net investment income                     (0.0117)           (0.0154)        (0.0085)            (0.0039)
                                                    ------------       ------------    ------------        ------------
Net asset value at end of period                    $     1.0000       $     1.0000    $     1.0000        $     1.0000
                                                    ============       ============    ============        ============
Total Return                                                1.17%              1.56%           0.86%               0.39%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                 $        0.1       $       0.10    $        0.1        $        0.1
Ratio of expenses to average net assets                     0.15%(a)           0.16%           0.15%               0.15%(a)
Ratio of net investment income to
  average net assets                                        2.31%(a)           1.54%           0.85%               1.03%(a)

                                           CLASS 12                                          CLASS 8
                                ------------------------------     ------------------------------------------------------------
                                   SIX                                SIX
                                  MONTHS           FEBRUARY 1,       MONTHS                YEARS ENDED              JANUARY 13,
                                  ENDED             2005* TO          ENDED                  MAY 31,                 2003* TO
                                 NOV. 30,            MAY 31,         NOV. 30,       ----------------------------      MAY 31,
                                   2005               2005            2005             2005             2004           2003
                                ------------      ------------     ------------     ------------    ------------   ------------
Net asset value at
  beginning of
  period                        $     1.0000      $     1.0000     $     1.0000     $     1.0000    $     1.0000   $     1.0000
                                ------------      ------------     ------------     ------------    ------------   ------------
Net investment
  income                              0.0118            0.0069           0.0120           0.0161          0.0092         0.0042
Dividends from net
  investment
  income                             (0.0118)          (0.0069)         (0.0120)         (0.0161)        (0.0092)       (0.0042)
                                ------------      ------------     ------------     ------------    ------------   ------------
Net asset value at
  end of period                 $     1.0000      $     1.0000     $     1.0000     $     1.0000    $     1.0000   $     1.0000
                                ============      ============     ============     ============    ============   ============
Total Return                            1.19%             0.70%            1.21%            1.64%           0.93%          0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)                    $        0.0      $         --^    $      666.4     $    1,023.4    $       66.2   $        0.1
Ratio of expenses
  to average
  net assets                            0.12%(a)          0.12%(a)         0.08%(a)         0.08%           0.08%          0.08%(a)
Ratio of net
  investment
  income to
  average net
  assets                                2.36%(a)          2.12%(a)         2.38%(a)         1.80%           0.92%          1.10%(a)

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
CALIFORNIA TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0071             0.0068          0.0006          0.0033          0.0098          0.0236
Dividends from net
  investment income                  (0.0071)           (0.0068)        (0.0006)        (0.0033)        (0.0098)        (0.0236)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.71%              0.69%           0.06%           0.33%           0.98%           2.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $      101.8       $      105.2    $      101.2    $      109.0    $      109.3    $      136.2
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.00%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.89%           0.99%           1.01%           1.00%
Ratio of net investment
  income to average
  net assets                            1.40%(a)           0.69%           0.06%           0.32%           1.00%           2.36%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
CONNECTICUT TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0071             0.0068          0.0006          0.0025          0.0092          0.0273
Dividends from net
  investment income                  (0.0071)           (0.0068)        (0.0006)        (0.0025)        (0.0092)        (0.0273)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.71%              0.68%           0.06%           0.25%           0.92%           2.75%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       26.0       $       23.4    $       21.5    $       36.4    $       41.2    $       40.2
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.01%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.86%           0.98%           1.01%           1.01%
Ratio of net investment
  income to average
  net assets                            1.41%(a)           0.68%           0.06%           0.25%           0.92%           2.73%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
FLORIDA TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0075             0.0072          0.0006          0.0036          0.0105          0.0294
Dividends from net
  investment income                  (0.0075)           (0.0072)        (0.0006)        (0.0036)        (0.0105)        (0.0294)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.76%              0.73%           0.06%           0.36%           1.05%           2.98%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       53.3       $       43.1    $       39.5    $       45.9    $       32.1    $       28.9
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.00%           1.01%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.91%           0.99%           1.00%           1.01%
Ratio of net investment
  income to average
  net assets                            1.51%(a)           0.74%           0.06%           0.35%           0.99%           2.94%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
MASSACHUSETTS TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0073             0.0068          0.0006          0.0030          0.0099          0.0279
Dividends from net
  investment income                  (0.0073)           (0.0068)        (0.0006)        (0.0030)        (0.0099)        (0.0279)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.74%              0.68%           0.06%           0.30%           0.99%           2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       18.8       $       22.2    $       17.8    $       20.8    $       21.0    $       18.8
Ratio of expenses to
  average net assets                    1.00%(a)           1.01%           1.01%           1.00%           1.00%           1.00%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.88%           0.98%           1.00%           1.00%
Ratio of net investment
  income to average
  net assets                            1.45%(a)           0.69%           0.06%           0.30%           0.99%           2.79%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
MICHIGAN TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0074             0.0069          0.0006          0.0029          0.0080          0.0276
Dividends from net
  investment income                  (0.0074)           (0.0069)        (0.0006)        (0.0029)        (0.0080)        (0.0276)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.74%              0.70%           0.06%           0.29%           0.81%           2.83%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       14.2       $       16.6    $       12.1    $        7.9    $        8.5    $        4.8
Ratio of expenses to
  average net assets                    1.00%(a)           1.01%           1.00%           1.00%           1.01%           1.00%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.91%           0.98%           1.00%           1.00%
Ratio of net investment
  income to average
  net assets                            1.46%(a)           0.77%           0.06%           0.29%           0.64%           2.76%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
NEW JERSEY TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0072             0.0068          0.0006          0.0029          0.0101          0.0277
Dividends from net
  investment income                  (0.0072)           (0.0068)        (0.0006)        (0.0029)        (0.0101)        (0.0277)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.72%              0.68%           0.06%           0.29%           1.01%           2.83%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       50.5       $       45.0    $       50.2    $       56.0    $       57.5    $       52.9
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.01%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           0.99%           0.87%           0.97%           1.01%           1.01%
Ratio of net investment
  income to average
  net assets                            1.43%(a)           0.66%           0.06%           0.28%           0.94%           2.77%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
OHIO TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0075             0.0071          0.0006          0.0030          0.0082          0.0281
Dividends from net
  investment income                  (0.0075)           (0.0071)        (0.0006)        (0.0030)        (0.0082)        (0.0281)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.75%              0.71%           0.06%           0.30%           0.83%           2.88%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       20.4       $       19.0    $       10.9    $       10.4    $        5.7    $        8.1
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.01%           1.00%           1.01%           1.00%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.92%           0.99%           1.01%           1.00%
Ratio of net investment
  income to average
  net assets                            1.50%(a)           0.79%           0.06%           0.29%           0.81%           2.81%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
PENNSYLVANIA TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0076             0.0070          0.0007          0.0036          0.0097          0.0287
Dividends from net
  investment income                  (0.0076)           (0.0070)        (0.0007)        (0.0036)        (0.0097)        (0.0287)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.76%              0.70%           0.07%           0.36%           0.97%           2.97%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       49.9       $       44.7    $       46.1    $       40.6    $       51.5    $       34.1
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.00%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.93%           1.00%           1.01%           1.00%
Ratio of net investment
  income to average
  net assets                            1.52%(a)           0.70%           0.07%           0.34%           0.89%           2.87%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
VIRGINIA TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0070             0.0067          0.0006          0.0025          0.0069          0.0253
Dividends from net
  investment income                  (0.0070)           (0.0067)        (0.0006)        (0.0025)        (0.0069)        (0.0253)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.71%              0.67%           0.06%           0.25%           0.69%           2.77%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $       14.1       $       13.7    $       11.0    $       11.3    $       13.0    $        6.7
Ratio of expenses to
  average net assets                    1.00%(a)           1.00%           1.00%           1.00%           1.01%           1.00%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.00%           0.90%           0.95%           0.99%           1.00%
Ratio of net investment
  income to average
  net assets                            1.41%(a)           0.70%           0.06%           0.24%           0.60%           2.53%

                                 SIX MONTH
                                   ENDED                                       YEARS ENDED MAY 31,
                                  NOV. 30,         ----------------------------------------------------------------------------
                                    2005               2005            2004            2003            2002            2001
                                ------------       ------------    ------------    ------------    ------------    ------------
NEW YORK TAX-EXEMPT FUND
Net asset value at
  beginning of year             $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ------------       ------------    ------------    ------------    ------------    ------------
Net investment income                 0.0070             0.0067          0.0006          0.0034          0.0095          0.0281
Dividends from net
  investment income                  (0.0070)           (0.0067)        (0.0006)        (0.0034)        (0.0095)        (0.0281)
                                ------------       ------------    ------------    ------------    ------------    ------------
Net asset value at
  end of year                   $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                ============       ============    ============    ============    ============    ============
Total Return                            0.70%              0.67%           0.06%           0.34%           0.95%           2.87%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                    $      174.1       $      164.4    $      172.6    $      228.4    $      234.4    $      281.6
Ratio of expenses to
  average net assets                    1.00%(a)           1.02%           1.02%           1.00%           1.01%           1.01%
Ratio of expenses to
  average net assets
  net of fee waivers                    1.00%(a)           1.01%           0.89%           0.99%           1.01%           1.01%
Ratio of net investment
  income to average
  net assets                            1.39%(a)           0.66%           0.06%           0.34%           0.94%           2.81%

                                           SIX MONTHS                                                          APRIL 17,
                                             ENDED                        YEARS ENDED MAY 31,                  2002* TO
                                            NOV. 30,         --------------------------------------------       MAY 31,
                                              2005               2005            2004            2003            2002
                                          ------------       ------------    ------------    ------------    ------------
LOUISIANA MUNICIPAL MONEY-MARKET FUND
Net asset value at beginning of
  period                                  $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ------------       ------------    ------------    ------------    ------------
Net investment income                           0.0086             0.0065          0.0007          0.0032          0.0014
Dividends from net investment
  income                                       (0.0086)           (0.0065)        (0.0007)        (0.0032)        (0.0014)
                                          ------------       ------------    ------------    ------------    ------------
Net asset value at end of period          $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ============       ============    ============    ============    ============
Total Return                                      0.86%              0.66%           0.07%           0.32%           0.14%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $        1.3       $        0.3    $        0.2    $        0.1    $        0.1
Ratio of expenses to average
  net assets                                      1.00%(a)           1.01%           1.00%           1.00%           1.04%(a)
Ratio of expenses to average
  net assets net of fee waivers                   0.49%(a)           1.00%           0.64%           0.57%           0.00%(a)
Ratio of net investment income to
  average net assets                              1.97%(a)           0.74%           0.06%           0.32%           1.15%(a)

                                           SIX MONTHS                                                          APRIL 17,
                                             ENDED                        YEARS ENDED MAY 31,                  2002* TO
                                            NOV. 30,         --------------------------------------------       MAY 31,
                                              2005               2005            2004            2003            2002
                                          ------------       ------------    ------------    ------------    ------------
MINNESOTA MUNICIPAL MONEY-MARKET FUND
Net asset value at beginning of
  period                                  $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ------------       ------------    ------------    ------------    ------------
Net investment income                           0.0069             0.0066          0.0006          0.0044          0.0017
Dividends from net investment
  income                                       (0.0069)           (0.0066)        (0.0006)        (0.0044)        (0.0017)
                                          ------------       ------------    ------------    ------------    ------------
Net asset value at end of period          $     1.0000       $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                          ============       ============    ============    ============    ============
Total Return                                      0.70%              0.66%           0.06%           0.44%           0.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $        2.4       $        1.4    $        0.6    $        0.2    $        0.1
Ratio of expenses to average
  net assets                                      1.00%(a)           1.00%           1.01%           1.00%           1.04%(a)
Ratio of expenses to average
  net assets net of fee waivers                   0.95%(a)           0.99%           0.78%           0.69%           0.00%(a)
Ratio of net investment income to
  average net assets                              1.41%(a)           0.78%           0.06%           0.43%           1.40%(a)

----------
*   Inception of Class Operations.
(a) Annualized.
^   Amount is less than $50,000.

(9) OTHER MATTERS

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2005 and held for the entire period ending November 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                JUNE 1, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
PRIMARY FUND CLASS R
Actual                            $ 1,000.00               $ 1,006.52           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                            $ 1,000.00               $ 1,006.67           $ 4.76
Hypothetical                      $ 1,000.00               $ 1,020.07           $ 5.00

* Expenses are equal to the Fund's expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                JUNE 1, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
PRIMARY FUND CLASS 75
Actual                            $ 1,000.00               $ 1,007.17           $ 3.76
Hypothetical                      $ 1,000.00               $ 1,021.12           $ 3.95

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                            $ 1,000.00               $ 1,007.32           $ 3.51
Hypothetical                      $ 1,000.00               $ 1,021.38           $ 3.69

* Expenses are equal to the Fund's expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS TREASURER'S TRUST
Actual                            $ 1,000.00               $ 1,007.57           $ 3.01
Hypothetical                      $ 1,000.00               $ 1,021.91           $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                            $ 1,000.00               $ 1,007.92           $ 2.26
Hypothetical                      $ 1,000.00               $ 1,022.70           $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                            $ 1,000.00               $ 1,008.22           $ 1.75
Hypothetical                      $ 1,000.00               $ 1,023.23           $ 1.84

* Expenses are equal to the Fund's expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                            $ 1,000.00               $ 1,008.47           $  1.25
Hypothetical                      $ 1,000.00               $ 1,023.75           $  1.32

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                            $ 1,000.00               $ 1,008.57           $ 1.00
Hypothetical                      $ 1,000.00               $ 1,024.02           $ 1.05

* Expenses are equal to the Fund's expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                            $ 1,000.00               $ 1,008.72           $ 0.75
Hypothetical                      $ 1,000.00               $ 1,024.28           $ 0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                JUNE 1, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
PRIMARY FUND CLASS 12
Actual                            $ 1,000.00               $ 1,008.77           $ 0.60
Hypothetical                      $ 1,000.00               $ 1,024.44           $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                            $ 1,000.00               $ 1,008.87           $ 0.40
Hypothetical                      $ 1,000.00               $ 1,024.65           $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS R
Actual                            $ 1,000.00               $ 1,006.47           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS TREASURER'S TRUST
Actual                            $ 1,000.00               $ 1,007.47           $ 3.01
Hypothetical                      $ 1,000.00               $ 1,021.91           $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 45
Actual                            $ 1,000.00               $ 1,007.87           $ 2.26
Hypothetical                      $ 1,000.00               $ 1,022.70           $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 25
Actual                            $ 1,000.00               $ 1,008.37           $ 1.25
Hypothetical                      $ 1,000.00               $ 1,023.75           $ 1.32

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 15
Actual                            $ 1,000.00               $ 1,008.62           $ 0.75
Hypothetical                      $ 1,000.00               $ 1,024.28           $ 0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 12
Actual                            $ 1,000.00               $ 1,008.72           $ 0.60
Hypothetical                      $ 1,000.00               $ 1,024.44           $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                JUNE 1, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
U.S. GOVERNMENT FUND CLASS 8
Actual                            $ 1,000.00               $ 1,008.82           $ 0.40
Hypothetical                      $ 1,000.00               $ 1,024.65           $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS R
Actual                            $ 1,000.00               $ 1,005.57           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 75
Actual                            $ 1,000.00               $ 1,006.22           $ 3.76
Hypothetical                      $ 1,000.00               $ 1,021.12           $ 3.95

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS TREASURER'S TRUST
Actual                            $ 1,000.00               $ 1,006.62           $ 3.01
Hypothetical                      $ 1,000.00               $ 1,021.91           $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 45
Actual                            $ 1,000.00               $ 1,006.97           $ 2.26
Hypothetical                      $ 1,000.00               $ 1,022.70           $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 25
Actual                            $ 1,000.00               $ 1,007.47           $ 1.25
Hypothetical                      $ 1,000.00               $ 1,023.75           $ 1.32

* Expenses are equal to the Fund's d expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 12
Actual                            $ 1,000.00               $ 1,007.82           $ 0.60
Hypothetical                      $ 1,000.00               $ 1,024.44           $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 8
Actual                            $ 1,000.00               $ 1,007.93           $ 0.40
Hypothetical                      $ 1,000.00               $ 1,024.65           $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                MAY 31, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
INTERSTATE TAX-EXEMPT CLASS R
Actual                            $ 1,000.00               $ 1,003.71           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S TRUST
Actual                            $ 1,000.00               $ 1,004.76           $ 3.01
Hypothetical                      $ 1,000.00               $ 1,021.91           $ 3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75
Actual                            $ 1,000.00               $ 1,004.36           $ 3.76
Hypothetical                      $ 1,000.00               $ 1,021.12           $ 3.95

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 70
Actual                            $ 1,000.00               $ 1,004.46           $ 3.51
Hypothetical                      $ 1,000.00               $ 1,021.38           $ 3.69

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 45
Actual                            $ 1,000.00               $ 1,005.11           $ 2.26
Hypothetical                      $ 1,000.00               $ 1,022.70           $ 2.37

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 25
Actual                            $ 1,000.00               $ 1,005.62           $ 1.25
Hypothetical                      $ 1,000.00               $ 1,023.75           $ 1.32

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 15
Actual                            $ 1,000.00               $ 1,005.87           $ 0.75
Hypothetical                      $ 1,000.00               $ 1,024.28           $ 0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 12
Actual                            $ 1,000.00               $ 1,005.97           $ 0.60
Hypothetical                      $ 1,000.00               $ 1,024.44           $ 0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                MAY 31, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
INTERSTATE TAX- EXEMPT CLASS 8
Actual                            $ 1,000.00               $ 1,006.07           $ 0.40
Hypothetical                      $ 1,000.00               $ 1,024.65           $ 0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.56           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.56           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.81           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.71           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MICHIGAN TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.71           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.61           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.76           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                MAY 31, 2005           NOVEMBER 30, 2005    DURING PERIOD*
                           -----------------------   --------------------   --------------
PENNSYLVANIA TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.81           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.56           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                            $ 1,000.00               $ 1,003.51           $ 5.01
Hypothetical                      $ 1,000.00               $ 1,019.81           $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

LOUISIANA MUNICIPAL MONEY-MARKET FUND
Actual                            $ 1,000.00               $ 1,006.12           $ 2.46
Hypothetical                      $ 1,000.00               $ 1,022.49           $ 2.58

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MINNESOTA MUNICIPAL MONEY-MARKET FUND
Actual                            $ 1,000.00               $ 1,003.76           $ 4.76
Hypothetical                      $ 1,000.00               $ 1,020.07           $ 5.00

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund. The Board met on June 30, 2005, to consider the approval of the Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the respective Fund's shareholders for their approval (where applicable).

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees noted that each of the Funds slightly underperformed relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds do not invest in commercial paper and typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreements with respect to each Fund.

SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to The Reserve Fund's Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management The Reserve Fund had failed to protect its assets by failing to identify and collect amounts due to The Reserve Fund. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

Additionally, as part of its report dated September 26, 2005 filed as an exhibit to the Form N-SAR filed on September 28, 2005 for Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money Market Trust, PricewaterhouseCoopers, LLP advised management that certain bank accounts were not reconciled adequately and the procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the Fund level. These conditions have been corrected.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

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                                       106

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                                       107

                       This Page Intentionally Left Blank

[H&R BLOCK(R) LOGO]
FINANCIAL ADVISORS

719 Griswold St., Ste. 1700
Detroit, MI 48226-3318


Investment services and securities products offered through H&R Block Financial Advisors, Inc., member NYSE/SIPC, a subsidiary of H&R Block, Inc. H&R Block, Inc. is not a registered broker-dealer.

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo/Semi-Annual 11/05

[THE RESERVE LOGO]
A TRADITION OF FINANCIAL INNOVATION(SM)

SEMI-ANNUAL REPORT

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
OF THE RESERVE FUND

INTERSTATE TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND
OF THE RESERVE TAX-EXEMPT TRUST

NEW YORK TAX-EXEMPT FUND
OF THE RESERVE NEW YORK TAX-EXEMPT TRUST

NOVEMBER 30, 2005

                        THE RESERVE FUND -- PRIMARY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   NEGOTIABLE BANK CERTFICATES OF DEPOSIT -- 58.3%
                   DOMESTIC -- 13.4%
$    300,000,000   Branch Banking And Trust, 4.03%, 12/08/05                      $    300,000,000
     300,000,000   First Tennessee Bank, NA, 4.02%, 12/1/05                            300,000,000
     400,000,000   First Tennessee Bank, NA, 4.28%, 1/30/06                            400,000,000
     375,000,000   Bank of America NA, 4.05%, 12/09/05                                 375,000,000
     200,000,000   HSBC Bank USA, 4.06%, 5/16/06                                       200,000,000
     200,000,000   Washington Mutual Bank FA, 4.08%, 5/31/06                           200,000,000
     500,000,000   Washington Mutual Bank , 4.03%, 12/05/05                            500,000,000
     500,000,000   Wells Fargo Bank, 4.02%, 12/01/05                                   500,000,000
                                                                                  ----------------
                                                                                     2,775,000,000
                                                                                  ----------------
                   YANKEES -- 44.9%
     200,000,000   American Express Centurion, 4.02%, 12/01/05                         200,000,000
     300,000,000   Banco Bilbao Vizcaya AR, 4.02%, 12/01/05                            300,000,000
     700,000,000   Bank of Tokyo Mitsubishi, 4.30%, 1/30/06                            700,000,000
     400,000,000   Barclays Bank, 4.03%, 12/08/05                                      400,000,000
     475,000,000   Barclays Bank, 4.275%, 1/30/06                                      475,000,000
     500,000,000   BNP Paribas, 4.465%, 5/08/06                                        500,000,000
     500,000,000   Calyon, 4.02%, 12/08/05                                             500,000,000
     200,000,000   Canadian Imperial Bank of Commerce,
                   4.18%, 12/15/06                                                     200,000,000
     300,000,000   Credit Industriel et Com, 4.00%, 2/17/06                            300,000,000
     196,000,000   Credit Suisse First Boston, 3.995%, 2/23/06                         196,000,000
     500,000,000   Credit Suisse First Boston, 4.47%, 5/10/06                          500,000,000
     500,000,000   Deutsche Bank, 4.03%, 12/12/05                                      500,000,000
     200,000,000   Deutsche Bank, 4.06%, 5/09/06                                       200,000,000
     300,000,000   HBOS PLC, 4.29%, 4/21/06                                            300,000,000
     700,000,000   Mizuho Corp Bank, 4.31%, 1/27/06                                    700,000,000
     500,000,000   Natexis Banques Populaires, 3.99%, 2/21/06                          500,000,000
     700,000,000   Royal Bank of Scotland, 4.29%, 4/21/06                              700,000,000
     500,000,000   Societe Generale, 4.035%, 12/13/05                                  500,000,000
     200,000,000   Societe Generale, 4.30%, 4/21/06                                    200,000,000
     100,000,000   Standard Chartered, 4.04%, 12/13/05                                 100,000,000
     100,000,000   Standard Chartered, 4.05%, 5/09/06                                   99,991,295
     600,000,000   Unicredito Italiano SpA, 4.28%, 1/30/06                             600,000,000
     600,000,000   UBS AG, 4.02%, 12/01/05                                             600,000,000
                                                                                  ----------------
                                                                                     9,270,991,295
                                                                                  ----------------
                   Total Negotiable Bank Certificates of Deposit
                   (Cost $12,045,991,295)                                           12,045,991,295
                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   EURO TIME DEPOSITS -- 0.4%
$     75,000,000   Suntrust Bank, 4.00%, 12/01/05
                   Total Euro Time Deposits (Cost $75,000,000)                    $     75,000,000
                                                                                  ----------------
                   REPURCHASE AGREEMENTS -- 44.0%
   4,098,000,000   Bear Stearns & Co., Inc., 4.03%, dated 11/30/05, due
                   12/1//05, repurchase proceeds at maturity
                   $4,098,458,748 (collateralized by FGRA 0%, due
                   4/15/17 to 3/15/35 valued at $1,186,025, FGRM 0% to
                   12% due 4/15/08 to 11/15/35 valued at
                   $2,438,913,837, FMRA 0% due 7/15/21 valued at
                   $2,487, FMRM 0% due 5/15/21 valued at $2,423, FNMA
                   0% to 7.50% due 8/15/08 to 1/25/48 valued at
                   $122,250,652, FNR2 0% due 4/25/07 to 10/25/22 valued
                   at $873,118, FNR5 0% due 7/25/23 to 7/25/24 valued
                   at $8,130,566, FNRA 0% due 12/25/15 to 06/25/26
                   valued at $6,581,896, FNRM 0% due 10/25/10 to
                   12/25/35 valued at $1,435,501,631, GNRM 3.75% to
                   6.50% due 2/16/29 to 3/16/44 valued at $212,369,949,
                   GNRP 6% due 4/17/34 valued at $1,358,490, GNRR 3.55%
                   to 6.50% due 3/20/13 to 5/20/35 valued at
                   $115,919,171)                                                     4,098,000,000
   3,500,000,000   Deutsche Bank Securities Inc., 4.03%, dated
                   11/30/05, due 12/1/05, repurchase proceeds at
                   maturity $3,500,391,806 (collateralized by FGRA 0%
                   due 11/15/35 valued at $204,526,988, FGRM 4.0% to
                   5.50% due 10/15/15 to 11/15/35 valued at
                   $755,536,141, FGPC 5% due 10/1/20 valued at
                   $85,595,758, FGST 0% to 5.398% due 12/1/34 to
                   10/1/35 valued at $419,474,940, FMAR 3.673% to 4.77%
                   due 4/1/33 to 6/1/35 valued at $16,148,429 FNAR
                   2.888% to 5.191% due 11/1/33 to 10/1/35 valued at
                   $651,670,124, FNMS 5.50% to 6.0% due 3/1/18 to
                   3/1/35 valued at $590,296,985, FNRM 5% to 5.5% due
                   3/25/19 to 9/25/24 valued at $295,959,031, FNST 0%
                   to 5% due 8/1/34 to 10/1/35 valued at $574,225,825,
                   GNRM 5.398% due 11/16/15 valued at $11,565,780)                   3,500,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$  1,500,000,000   Barclays Bank Inc., 4.03% dated 11/30/05, due
                   12/1/05, repurchase proceeds at maturity
                   $1,500,167,917 (collateralized by FGPC 4.5% to 6.5%
                   due 7/1/14 to 12/1/35 valued at $189,812,022, FGRA
                   0% to 4.92% due 7/15/17 to 9/15/35 valued at
                   $41,736,647, FGRM 4.33% to 6% due 9/15/16 to 9/15/33
                   valued at $219,174,867, FGST 6% due 2/1/35 valued at
                   $8,440,937, FMAR 4.674% to 5.612% due 7/1/30 to
                   11/1/35 valued at $52,780,767, FNAR 3.13% to 5.85%
                   due 3/1/33 to 12/1/35 valued at $126,365,914, FNMS
                   4.5% to 7% due 8/1/12 to 12/1/35 valued at
                   $648,489,261, FNRA 4.33% to 4.537% due 3/25/18 to
                   10/25/35 valued at $37,220,246, FNRM 4% to 6% due
                   10/25/13 to 6/25/35 valued at $177,239,617, GNRM 5%
                   to 6% due 10/20/30 to 1/16/34 valued at $43,316,891)           $  1,500,000,000
                                                                                  ----------------
                   Total Repurchase Agreements (Cost $9,098,000,000)                 9,098,000,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST $21,218,991,295)               102.7%    21,218,991,295
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                    0.0^          (191,813)
                   DISTRIBUTION (12b-1) FEES PAYABLE                        0.0^           (36,935)
                   OTHER ASSETS, LESS LIABILITIES                          (2.7)      (556,901,679)
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $ 20,661,860,868
                                                                          =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   6,615,527,055 SHARES CLASS R                                   $           1.00
                                                                                  ================
                   11,769,012 SHARES CLASS 95                                     $           1.00
                                                                                  ================
                   94,871,176 SHARES CLASS 75                                     $           1.00
                                                                                  ================
                   18,403,245 SHARES CLASS 70                                     $           1.00
                                                                                  ================
                   709,408,033 SHARES CLASS TREASURER'S TRUST                     $           1.00
                                                                                  ================
                   29,683,104 SHARES CLASS 45                                     $           1.00
                                                                                  ================
                   4,486,300 SHARES CLASS 35                                      $           1.00
                                                                                  ================
                   494,983,216 SHARES CLASS 25                                    $           1.00
                                                                                  ================
                   291,096,557 SHARES CLASS 20                                    $           1.00
                                                                                  ================
                   87,751,260 SHARES CLASS 15                                     $           1.00
                                                                                  ================
                   463,506,970 SHARES CLASS 12                                    $           1.00
                                                                                  ================
                   11,840,374,940 SHARES CLASS 8                                  $           1.00
                                                                                  ================

--------
* Variable rate instrument.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   GOVERNMENT AGENCY NOTES -- 9.9%
$      6,125,000   Fannie Mae, 2.00%, 2/28/06                                     $      6,091,039
      20,000,000   Fannie Mae, 2.03%, 2/09/06                                           19,914,210
       3,415,000   Fannie Mae, 2.25%, 2/28/06                                            3,398,109
       8,000,000   Fannie Mae, 3.35%, 7/28/06                                            7,938,228
      46,108,000   Federal Home Loan Mortgage Corp., 1.875%, 2/15/06                    45,878,708
      21,107,000   Federal Home Loan Mortgage Corp., 2.00%, 2/23/06                     20,997,234
      50,000,000   Federal Home Loan Bank, 3.75%, 12/15/06                              49,979,494
      46,121,000   Federal National Mortgage Association,
                   5.50%, 12/15/06                                                      46,229,991
       5,455,000   Federal National Mortgage Association,
                   2.00%, 4/20/06                                                        5,403,178
      25,000,000   Federal National Mortgage Association, 4.0962%,
                   12/29/05                                                             24,999,124
                                                                                  ----------------
                   Total Government Agency Notes
                   (Cost $230,829,315)                                                 230,829,315
                                                                                  ----------------
                   REPURCHASE AGREEMENTS -- 90.2%
     450,000,000   Bear Stearns & Co., Inc., 4.02%, dated 11/30/05, due
                   12/01/05, repurchase proceeds at maturity
                   $450,050,250 (collateralized by FGRM 4.50% due
                   01/15/29 to 05/15/34 valued at $279,045,572, FNRM 0%
                   due 03/25/29 to 08/25/35 valued at $184,458,567)                    450,000,000
     800,000,000   Deutsche Bank Securities Inc., 4.00%, dated
                   11/30/05, due 12/01/05, repurchase proceeds at
                   maturity $800,088,889 (collateralized by FNNT 3.00%
                   due 12/15/06 to 07/10/23 valued at $58,125,167, FNSM
                   3.125% due 01/12/07 to 03/15/13 valued at
                   $83,012,362, FMNT 0% due 02/15/06 to 12/09/22 valued
                   at $116,451,587, FMDN 0% due 12/12/05 to 01/17/06
                   valued at $22,399,705, FMFR 0% due 05/04/06 valued
                   at $10,065,020, FNPR 0% due 02/15/08 valued at
                   $13,546,800 , FCOR 3.13% due 04/26/07 to 08/11/15
                   valued at $42,338,421, FCSB 4.35% due 10/20/08 to
                   09/01/20 valued at $45,788,874, FHLB 2.375% due
                   03/30/06 to 05/13/11 valued ar $132,895,515, FHOR 0%
                   due 10/19/06 to 11/16/15 valued at $287,674,970)                    800,000,000
      80,000,000   Deutsche Bank Securities Inc., 4.22%, dated
                   11/30/05, due 12/08/06, repurchase proceeds at
                   maturity $80,000,000 (collateralized by FMAR 5.048%
                   due 10/01/33 valued at $86,143,625)                                  80,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$     65,000,000   State Street Bank & Trust Co., 3.125%, dated
                   11/30/05, due 12/01/05, repurchase proceeds at
                   maturity $65,007,078 (collateralized by FNMA 3.125%
                   due 06/15/06 valued at $66,302,657)                            $     65,000,000
      80,000,000   Barclays Bank Inc., 4.20%, dated 11/30/05, due
                   02/01/06, repurchase proceeds at maturity
                   $80,840,000 (collateralized by FGRA 4.47% due
                   07/15/35 valued at $2,965,420, FGRM 5.00% due
                   05/15/17 to 11/15/24 valued at $53,909,288, FNRM
                   4.50% due 04/25/27 valued at $25,525,292)                            80,000,000
     622,000,000   Barclays Bank Inc., 4.01%, dated 11/30/05, due
                   12/01/05, repurchase proceeds at maturity
                   $622,069,284 (collateralized by FNAR 3.341% due
                   06/01/33 to 11/01/35 valued at $37,559,800, FGRM
                   4.00% due 09/15/12 to 06/15/31 valued at
                   $201,670,940, FGRA 4.22% due 03/15/23 valued at
                   $15,638,947, FGPC 4.50% due 04/01/19 to 07/01/20
                   valued at $35,352,403, FNRM 3.50% due 08/25/18 to
                   09/25/34 valued at $61,973,137, FNMS 4.50% due
                   07/01/15 to 12/01/35 valued at $247,144,733, GNRM
                   3.00% due 07/20/25 to 06/20/33 valued at
                   $40,918,875)                                                        622,000,000
                                                                                  ----------------
                   Total Repurchase Agreements
                   (Cost $2,097,000,000)                                             2,097,000,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST $2,327,829,315)                100.1%     2,327,829,315
                   OTHER ASSETS LESS LIABILITIES                           (0.1%)       (2,515,549)
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $  2,325,313,766
                                                                          =====   ================

---------
* Variable rate instrument.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   1,104,978,844 SHARES CLASS R                                   $           1.00
                                                                                  ================
                   93,442,783 SHARES CLASS TREASURER'S TRUST                      $           1.00
                                                                                  ================
                   13,089,107 SHARES CLASS 45                                     $           1.00
                                                                                  ================
                   11,169,637 SHARES CLASS 25                                     $           1.00
                                                                                  ================
                   105,243 SHARES CLASS 15                                        $           1.00
                                                                                  ================
                   77,602,573 SHARES CLASS 12                                     $           1.00
                                                                                  ================
                   1,024,925,579 SHARES CLASS 8                                   $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

             STATEMENT OF NET ASSET -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   U.S. TREASURY BILLS -- 99.0%
$        700,000   U.S Treasury Bill 3.725% 12/1/05                               $        700,000
     245,000,000   U.S Treasury Bill 3.82% 12/8/05                                     244,816,867
     104,100,000   U.S. Treasury Bill 3.93% 12/15/05                                   103,942,115
      38,100,000   U.S Treasury Bill 3.78% 12/22/05                                     38,014,656
      38,300,000   U.S Treasury Bill 3.34% 1/5/06                                       38,163,157
      50,000,000   U.S. Treasury Bill 3.472% 12/29/05                                   49,867,972
                                                                                  ----------------
                   Total U.S. Treasury Bills (Cost $475,504,767)                       475,504,767
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST $475,504,767)                   99.0%       475,504,767
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                    0.0^           (18,273)
                   DISTRIBUTION (12b-1) FEES PAYABLE                        0.0^            (3,763)
                   OTHER ASSETS, LESS LIABILITIES                           1.0          4,687,476
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $    480,170,207
                                                                          =====   ================

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   345,838,075 SHARES CLASS R                                     $           1.00
                                                                                  ================
                   96,322,155 SHARES CLASS TREASURER'S TRUST                      $           1.00
                                                                                  ================
                   1,389,747 SHARES CLASS 75                                      $           1.00
                                                                                  ================
                   1,292,731 SHARES CLASS 45                                      $           1.00
                                                                                  ================
                   10,369 SHARES CLASS 25                                         $           1.00
                                                                                  ================
                   50,332 SHARES CLASS 12                                         $           1.00
                                                                                  ================
                   35,268,375 SHARES CLASS 8                                      $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FCSB  -- Farm Credit System Bond

FGRA  -- FHLMC Adjustable Rate REMIC

FGPC  -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates

FGRM  -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
           Certificates

FGSP  -- Freddie Mac Gold Strips - Principal Only

FHLMC -- Federal Home Loan Mortgage Corp.

FMFR  -- Freddie Mac Floating Rate Note

FMNT  -- Freddie Mac Fixed Rate Notes

FMPR  -- FHLMC -- Zero Coupon

FMRA  -- FHLMC REMIC

FMRM  -- Freddie Mac Remics Fixed Rate

FNAR  -- Fannie Mae Adjustable Rates

FNMA  -- Federal National Mortgage Association

FNMS  -- Federal Mortgage-Backed Pass-Through Securities

FNNT  -- Federal National Mortgage Association Medium Term Note

FNPR  -- Fannie Mae Strips -- Principal Component

FNRA  -- FNMA REMIC

FNRM  -- FNMA REMIC Mortgage-Backed Pass-Through Securities

FNR2  -- Fannie Mae Remics Second Issuance

FNR5  -- Fannie Mae Remics Fifth Issuance

FNSM  -- Federal National Mortgage Association (Debentures)

FNST  -- FNMA STRIPS

GNRM  -- GNMA Pass-Through Floating Rate Securities

GNRP  -- Federal Eligible GNMA REMIC

GNRR  -- PPC Eligible GNMA REMIC

REMIC -- Real Estate Mortgage Investment Conduit

----------
* Variable Rate Instrument.
^ Amount is less than 0.05%.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.5%
                   ARIZONA -- 1.5%
$      5,100,000   Apache County IDA for Tucson Electric Power Co.,
                   2.94%--3.00%, 12/15/18(a)                                      $      5,100,000
       2,000,000   Apache County IDA for Tucson Electric Power Co.,
                   2.94%, 12/1/20(a)                                                     2,000,000
       3,600,000   Arizona HCF for Royal Oaks, 3.05%, 3/1/27(a)                          3,600,000
       1,000,000   Phoenix IDR for Del Mar Terrace, 2.98%, 10/1/29(a)                    1,000,000
       3,400,000   Pima County IDA for Tucson Electric Power Co.,
                   Series A, 3.00%, 12/1/22(a)                                           3,400,000
                                                                                  ----------------
                                                                                        15,100,000
                                                                                  ----------------
                   CALIFORNIA -- 11.0%
       9,445,000   California Pollution Control Wadham Energy,
                   2.96%, 11/1/17(a)                                                     9,445,000
       3,780,000   California State Economic Recovery, Series C-7,
                   2.95%, 7/1/23                                                         3,780,000
       6,200,000   California State, GO Series A-1, 3.07%, 5/1/40(a)                     6,200,000
         300,000   California Statewide for Covenant Retirement
                   Community, 2.99%, 12/1/25(a)                                            300,000
      20,315,000   California Water Department Reserve Powersupply,
                   Series B-3, 2.94%, 5/1/22(a)                                         20,315,000
       2,688,000   Irvine Assessment, District 87-8, 2.95%, 9/2/24(a)                    2,688,000
       6,250,000   Irvine Assessment, District 93-14, 2.94%, 9/2/25(a)                   6,250,000
      20,685,000   Long Beach California Harbor, Series A,
                   2.98%, 5/15/27(a)                                                    20,685,000
       1,000,000   Los Angeles MFH for Grand Promenade Project,
                   2.98%, 4/1/32(a)                                                      1,000,000
      16,200,000   Metropolitan Water District, Series B-2, 3.01%, 7/1/28(a)            16,200,000
      24,500,000   Metropolitan Water District, Series C-2, 2.92%, 7/1/36(a)            24,500,000
         900,000   Santa Ana County, El Cammo Hospital District,
                   3.06%, 8/1/15(a)                                                        900,000
                                                                                  ----------------
                                                                                       112,263,000
                                                                                  ----------------
                   COLORADO -- 3.0%
         500,000   Broomfield IDA for Buckeye Investments,
                   3.07%, 12/1/09(a)                                                       500,000
       6,600,000   Colorado EDA for Bear Creek School Project,
                   3.06%, 10/1/32(a)                                                     6,600,000
      20,900,000   Colorado HFA for Adventist Health Sunbelt, Series B,
                   3.05%, 11/15/34(a)                                                   20,900,000
       2,800,000   University of Colorado, Series B, 2.99%, 11/15/35(a)                  2,800,000
                                                                                  ----------------
                                                                                        30,800,000
                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CONNECTICUT -- 4.8%
$      1,260,000   Connecticut DAR for Independent Living Project,
                   2.97%, 7/1/15(a)                                               $      1,260,000
         640,000   Connecticut DAR for Pierce Memorial Baptist,
                   2.97%, 10/1/28(a)                                                       640,000
         600,000   Connecticut HEFA for Hotchkiss School, Series A,
                   3.01%, 7/1/30(a)(c)                                                     600,000
         400,000   Connecticut HEFA for Kingswood Oxford School,
                   3.00%, 7/1/30(a)                                                        400,000
      25,900,000   Connecticut HEFA for Yale University, Series T-2,
                   3.00%, 7/1/29(a)(c)                                                  25,900,000
      15,000,000   Connecticut HEFA for Yale University, Series X-3,
                   2.92%, 7/1/37(a)(c)                                                  15,000,000
         100,000   Connecticut Special Tax for Transportation
                   Infrastructure, Series 1, 3.03%, 9/1/20(a)                              100,000
       2,900,000   Connecticut State Development Authority for Solid
                   Waste, 3.01%, 8/1/23(a)                                               2,900,000
         300,000   Connecticut State HEFA, 2.86%, 7/1/27(a)                                300,000
         410,000   Connecticut State, GO Series 97, 3.00%, 5/15/14(a)                      410,000
       1,000,000   Hartford Redev. Agency MHR for Underwood Towers
                   Project, 3.00%, 6/1/20(a)                                             1,000,000
         650,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 2.96%, 1/1/22(a)                                           650,000
         430,000   Shelton County HFA for Crosby Commons Project,
                   3.08%, 1/1/31(a)                                                        430,000
                                                                                  ----------------
                                                                                        49,590,000
                                                                                  ----------------
                   FLORIDA -- 5.2%
      10,310,000   Alachua County HFA for Oak Hammock University,
                   3.03%, 10/1/32(a)                                                    10,310,000
       2,300,000   Capital Finance Authority for Glenridge Palmer Ranch,
                   3.03%, 6/1/12(a)                                                      2,300,000
         300,000   Duval County HFA for Lighthouse Bay Apartments,
                   3.04%, 12/1/32(a)                                                       300,000
       5,945,000   Florida HFA for Collins Cove Senior Apartments,
                   3.02%, 2/1/36(a)                                                      5,945,000
       3,900,000   Florida HFA for Wellesley Apartments, Series O,
                   2.93%, 8/1/35(a)                                                      3,900,000
       6,875,000   Florida HFC Multifamily for Bridgewater Club,
                   3.02%, 6/1/34(a)                                                      6,875,000
       5,420,000   Florida HFC Multifamily for Magnolia Pointe Apts.,
                   Series J, 3.10%, 6/1/39(a)                                            5,420,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   FLORIDA -- (CONTINUED)
$      1,100,000   Orange County for YMCA, Series A, 3.10%, 5/1/27(a)             $      1,100,000
       8,500,000   Palm Beach County for Morse Obligation Group,
                   3.07%, 5/1/33(a)                                                      8,500,000
       8,500,000   Palm Beach County for Raymond F Kravis Center,
                   2.98%, 7/1/32(a)                                                      8,500,000
         500,000   Sarasota County HFA for Bay Village, 3.10%, 12/1/23(a)                  500,000
                                                                                  ----------------
                                                                                        53,650,000
                                                                                  ----------------
                   GEORGIA -- 2.4%
       1,204,268   Georgia Muni Assoc. Pool Bd. COP, 3.06%, 12/15/20(a)                  1,204,268
       4,970,000   Marietta HFA for Woold Glen, 3.03%, 7/1/24(a)                         4,970,000
      17,870,000   Meag's, 2.96%, 1/1/26(a)                                             17,870,000
                                                                                  ----------------
                                                                                        24,044,268
                                                                                  ----------------
                   HAWAII -- 1.4%
      12,000,000   Honolulu City & County GO, Series 2001-C,
                   2.28%, 12/1/13(b)                                                    12,000,000
       1,800,000   Honolulu City & County GO, Series 2001-C,
                   2.28%, 12/1/18(b)                                                     1,800,000
                                                                                  ----------------
                                                                                        13,800,000
                                                                                  ----------------
                   IOWA -- 0.7%
       1,000,000   Des Moines HRB for Iowa Methodist Medical Center,
                   3.00%, 8/1/15(a)                                                      1,000,000
       5,725,000   Iowa Community Project, Series C, 3.05%, 11/15/34(a)                  5,725,000
                                                                                  ----------------
                                                                                         6,725,000
                                                                                  ----------------
                   LOUISIANA -- 5.8%
       1,000,000   Lake Charles District Revenue for Conoco, Series A,
                   3.00%, 9/1/29(a)                                                      1,000,000
         935,000   Lake Charles HRB & Term. District Revenue for
                   CITGO Corp., 3.00%, 8/1/07(a)                                           935,000
         879,000   Louisiana Environmental Facilities Community DAR,
                   Series A, 3.06%, 11/01/34(a)                                            879,000
      15,000,000   Louisiana Local Government, 3.08%, 10/1/35(a)                        15,000,000
          35,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A 3.00%, 9/1/17(a)                                  35,000
         100,000   Louisiana Offshore Term. Auth. Deepwater Port Rev.
                   for Loop LLC, Series A, 3.00%, 9/1/14(a)                                100,000
       5,000,000   Louisiana Offshore Terminal, 3.05%, 9/1/08(a)                         5,000,000
          35,000   Louisiana PFA for Kenner Hotel Ltd., 2.94%,12/1/15(a)                    35,000
          35,000   Louisiana PFA, 3.60%, 7/1/33(a)                                          35,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   LOUISIANA -- (CONTINUED)
$         35,000   Louisiana PFA, Multi-family, 3.06%, 6/15/31(a)                 $         35,000
      20,450,000   Louisiana State University, 3.03%, 7/1/30(a)                         20,450,000
         375,000   Port of New Orleans Cold Storage Project,
                   3.10%, 11/1/22(a)                                                       375,000
       9,335,000   South Louisiana Port , 3.04%, 1/1/27(a)                               9,335,000
       4,882,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 2.98%, 7/1/18(a)                                     4,882,000
       1,319,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 3.00%, 7/1/21(a)                                     1,319,000
                                                                                  ----------------
                                                                                        59,415,000
                                                                                  ----------------
                   MARYLAND -- 2.8%
       3,900,000   Howard County for Vantage House Facility, Series A,
                   3.05% 6/1/32(a)                                                       3,900,000
       1,305,000   Maryland HEFA Pooled Loan Program, Series D,
                   3.02%, 1/1/29(a)                                                      1,305,000
       1,000,000   Maryland State Health & Higher Education for
                   Carnegie Institute, 3.06%, 10/1/37(a)                                 1,000,000
       1,975,000   Maryland State Health & Higher Education for Trinity
                   College, 3.05%, 11/1/26(a)                                            1,975,000
       9,130,000   Maryland State HEFA for Adventist Health Care,
                   Series A, 3.07%, 1/1/35(a)                                            9,130,000
      10,150,000   Maryland State Trans. Auth. for Baltimore/Washington
                   Airport, Series A, 2.98%, 7/1/13(a)                                  10,150,000
       1,000,000   Montgomery County EDA for Riderwood Village Inc.,
                   3.07%, 3/1/34(a)                                                      1,000,000
                                                                                  ----------------
                                                                                        28,460,000
                                                                                  ----------------
                   MASSACHUSETTS -- 11.6%
       2,390,000   Massachusetts DFA for Bedford Notre Dame Health
                   Care, 3.13%, 10/1/29(a)                                               2,390,000
      10,825,000   Massachusetts DFA for Briarwood Retirement, Series A,
                   3.04%, 1/1/35(a)                                                     10,825,000
      13,800,000   Massachusetts DFA for Brooksby Village project,
                   3.04%, 7/1/32(a)                                                     13,800,000
         180,000   Massachusetts DFA for Gann Academy Project,
                   2.90%, 6/1/32(a)                                                        180,000
       9,945,000   Massachusetts DFA for Jewish Geriatric Services,
                   2.98%, 5/15/34(a)                                                     9,945,000
         662,000   Massachusetts DFA for Smith College, 3.02%,
                   7/1/24(a)(c)                                                            662,000
         100,000   Massachusetts HEFA for Berklee College of Music,
                   Series D, 2.87%, 10/1/27(a)                                             100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MASSACHUSETTS -- (CONTINUED)
$      8,500,000   Massachusetts HEFA for Cap Asset Program,
                   Series E & D, 2.94%--3.01%, 1/1/35(a)                          $      8,500,000
       6,300,000   Massachusetts HEFA for Harvard University,
                   2.68%, 1/1/24(a)(c)                                                   6,300,000
      20,000,000   Massachusetts HEFA for Harvard University, Series Y,
                   2.80%, 7/1/35(a)(c)                                                  20,000,000
      35,000,000   Massachusetts HEFA for Massachusetts Institute of
                   Technology, Series J-2, 2.93%, 7/1/31(a)(c)                          35,000,000
         100,000   Massachusetts HEFA for Wellesley College, Series E,
                   2.93%, 7/1/22(a)(c)                                                     100,000
         200,000   Massachusetts HEFA for Williams College, Series E,
                   3.02%, 8/1/14(a)                                                        200,000
         100,000   Massachusetts HFA for Single Family, 2.98%,12/1/30(a)                   100,000
      11,000,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                     11,000,000
         100,000   Massachusetts WSR, Series A, 2.98% 11/1/24(a)                           100,000
                                                                                  ----------------
                                                                                       119,202,000
                                                                                  ----------------
                   MICHIGAN -- 6.2%
       5,880,000   Ann Arbor Michigan Economic Dev Corp. - Glacier Inc.
                   Pj, Series A, 2.92%, 11/1/25(a)                                       5,880,000
       2,300,000   Detroit Michigan Sew Disp Rev Var, Series B,
                   3.00%, 7/1/33(a)                                                      2,300,000
         100,000   Garden City Hospital Finance Authority, Series 96-A,
                   3.08%, 9/1/26(a)                                                        100,000
         900,000   Jackson County EDC for Thrifty Leoni Inc.,
                   3.05%, 12/1/14(a)                                                       900,000
      16,440,000   Jackson County EDC for Vista Grande Villa,
                   2.98%, 11/1/31(a)                                                    16,440,000
       5,250,000   Michigan HDA for Berrien Woods, Series A,
                   3.15%, 7/1/32(a)                                                      5,250,000
       1,100,000   Michigan HDA Multi-Family Revenue for River Place
                   Apts., 2.99%, 6/1/18(a)                                               1,100,000
         785,000   Michigan HDA, Series B, 2.70%, 4/1/19(a)                                785,000
         235,000   Michigan State Hospital Finance Authority-Hosp
                   Equipment Ln Prog- A, 2.98%, 12/1/23(a)                                 235,000
         400,000   Michigan Strategic Fund for Clark Retirement
                   Community, 3.04%, 6/1/31(a)                                             400,000
       2,445,000   Michigan Strategic Fund for Haven Christian Services,
                   3.07%, 11/15/34(a)                                                    2,445,000
       4,340,000   Michigan Strategic Fund for Henry Ford Museum
                   Village, 3.00%, 12/1/33(a)                                            4,340,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MICHIGAN -- (CONTINUED)
$        950,000   Michigan Strategic Fund for Mot LLC Project,
                   3.07%, 12/1/34(a)                                              $        950,000
         345,000   Michigan Strategic Fund for Peachwood Center
                   Association, 3.00%, 6/1/16(a)                                           345,000
         110,000   Michigan Strategic Fund, 3.03%, 1/1/14(a)                               110,000
         100,000   Oakland University, 3.06%, 3/1/31(a)                                    100,000
      20,520,000   Wayne Charter County Detroit Met Cnty A,
                   3.03%, 12/1/16(a)                                                    20,520,000
       1,000,000   Woodhaven Brownstown School District, Series B,
                   1.86%, 5/1/34(a)                                                      1,000,000
                                                                                  ----------------
                                                                                        63,200,000
                                                                                  ----------------
                   MINNESOTA -- 0.6%
         200,000   Cohasset for Minnesota Power & Light, 3.07%, 6/1/13(a)                  200,000
         270,000   Minnesota Health for Fairview Health Services,
                   2.97%, 11/15/32(a)                                                      270,000
       2,073,000   Minnesota HEFA for Carleton College, Series 6D,
                   3.02%, 4/1/35(a)                                                      2,073,000
          14,000   Minnesota HEFA for St. Olaf College, Series 5-H,
                   3.03%, 10/1/30(a)(c)                                                     14,000
         172,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                   3.03%, 10/1/32(a)(c)                                                    172,000
       1,881,000   Minnesota Housing Finance Agency, Series C,
                   3.08%, 1/1/35(a)                                                      1,881,000
         105,000   Minnesota Revenue for People Serving People Project,
                   3.08%, 10/1/21(a)                                                       105,000
          81,000   Regents University, Series A, 3.09%, 7/1/08(a)                           81,000
         117,000   Roseville Commercial Development for Berger
                   Transfer & Storage, 3.00%, 12/1/15(a)                                   117,000
          66,000   St. Paul Housing & Redev. Authority for Public Radio
                   Project, 3.03%, 6/16/10(a)                                               66,000
         100,000   St. Paul Housing & Redev. Authority District Heating
                   Revenue, 3.00%, 12/1/12(a)                                              100,000
         881,000   St. Paul Housing & Redev. Authority MHR for Highland
                   Ridge, 3.05%, 10/1/33(a)                                                881,000
                                                                                  ----------------
                                                                                         5,960,000
                                                                                  ----------------
                   MISSOURI -- 0.0%^
         190,000   Platte County IDR for Platte Care Facility,
                   3.35%, 10/1/10 (a)                                                      190,000
                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEVADA -- 2.4%
$     19,500,000   Carson City Tahoe Hospital, 3.05%, 9/1/33(a)                   $     19,500,000
       5,000,000   Carson City Tahoe Medical Center, 3.05%, 9/1/35(a)                    5,000,000
                                                                                  ----------------
                                                                                        24,500,000
                                                                                  ----------------
                   NEW JERSEY -- 3.4%
         900,000   Hudson County NJ Impt Auth, 2.48%, 7/15/26(a)                           900,000
         600,000   New Jersey EDA for Bayonne Dock, 2.31%, 12/1/27(a)                      600,000
       2,740,000   New Jersey EDA for Geriatric Services Housing Project,
                   2.33%, 11/1/31(a)                                                     2,740,000
       9,700,000   New Jersey EDA for Newark Container LLC,
                   3.01%, 7/1/30(a)                                                      9,700,000
         385,000   New Jersey EDA for RJB Associates, ERN,
                   2.46%, 8/1/08(a)                                                        385,000
       4,775,000   New Jersey EDA for SCH Princeton Project,
                   2.75%, 07/1/22(a)                                                     4,775,000
         600,000   New Jersey EDA for Stolthaven Perth Amboy, Series A,
                   2.90%, 1/15/18(a)                                                       600,000
         500,000   New Jersey EDA for US Golf Association,
                   2.46%, 5/1/23(a)                                                        500,000
       1,300,000   New Jersey HCF for Communtity Hospital Group,
                   Series A-1, 2.45%, 7/1/20(a)                                          1,300,000
         595,000   New Jersey HCF for St. Barnabas Hospital, Series A,
                   2.33%, 7/1/31(a)                                                        595,000
       1,560,000   New Jersey Sports Authority Expo, Series C,
                   2.48%, 9/1/24(a)                                                      1,560,000
         300,000   New Jersey State Edl Facs Auth- Princeton University,
                   Series B, 2.90%, 7/1/21(a)(c)                                           300,000
       7,900,000   Port Authority of New York & New Jersey Versatile
                   Obligation, Series 2, 2.94%, 5/1/19 (a)                               7,900,000
       3,000,000   Salem County New Jersey Impt Auth Rev- Friends
                   Home Woodstown, Inc., 3.00%, 4/1/34(a)                                3,000,000
                                                                                  ----------------
                                                                                        34,855,000
                                                                                  ----------------
                   NEW MEXICO -- 2.3%
      23,870,000   Farmington County PCR for Arizona Public Service,
                   Series B, 2.96% - 3.00%, 9/1/24(a)                                   23,870,000
                                                                                  ----------------
                   NEW YORK -- 15.7%
       8,000,000   Metropolitan Transportation Authority, Series E-1,
                   3.03%, 11/1/35(a)                                                     8,000,000
      20,200,000   New York City IDA for Korean Airlines, Series A,
                   2.99%, 11/1/24(a)                                                    20,200,000
      36,500,000   New York City WFA, Series C-1, 3.00%, 6/15/18(a)                     36,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      2,500,000   New York City, GO Series A4, 2.94%, 8/1/15(a)                  $      2,500,000
       3,600,000   New York City, GO Series A4, 2.97%, 8/1/23(a)                         3,600,000
       3,600,000   New York City, GO Series A4, 3.00%, 8/1/21(a)                         3,600,000
      15,000,000   New York City, GO Series F3, 3.02%, 9/1/35(a)                        15,000,000
       5,200,000   New York City, TFA, Series H3, 2.98%, 11/1/22(a)                      5,200,000
       4,000,000   New York State HFA for 10 Liberty Street,
                   2.95%, 5/1/35(a)                                                      4,000,000
       1,300,000   New York State HFA for Bleecker Terrace Apt.,
                   3.07%, 7/1/15(a)                                                      1,300,000
       4,200,000   New York State HFA for W 43rd Street,
                   2.38%, 11/1/34(a)                                                     4,200,000
      46,295,000   New York State LGAC., Series D, & F, 2.85%--
                   2.94%, 4/1/25(a)                                                     46,295,000
      10,000,000   Westchester IDA for Catherine Field Home,
                   3.01%, 1/1/31(a)                                                     10,000,000
         400,000   Yonkers IDA Civic Facility for Consumers Union,
                   3.00%, 7/1/21(a)                                                        400,000
                                                                                  ----------------
                                                                                       160,795,000
                                                                                  ----------------
                   NORTH CAROLINA -- 0.2%
         600,000   North Carolina EFA for Cardinal Gibbons,
                   3.05%, 8/1/14(a)                                                        600,000
       1,000,000   North Carolina Medical Care Community for Stanley
                   Total Living Center, 3.10%, 4/1/18(a)                                 1,000,000
                                                                                  ----------------
                                                                                         1,600,000
                                                                                  ----------------
                   OHIO -- 4.1%
       4,500,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 3.08%, 11/1/34(a)                                           4,500,000
         200,000   Butler County HCF for Lifesphere, 3.25%, 5/1/27(a)                      200,000
         300,000   Clinton County for Wilmington Airport, 3.05%, 6/1/11(a)                 300,000
       3,800,000   Cuyahoga County EDA for Cleveland Botanical
                   Gardens, 3.08%, 7/1/31(a)                                             3,800,000
       2,170,000   Cuyahoga County for Cleveland Health Education
                   Museum, 3.06%, 3/1/32(a)                                              2,170,000
         300,000   Cuyahoga County HCF for Devon Oaks, 3.05%, 2/1/34(a)                    300,000
       7,400,000   Evandale County IDR for SHV Realty, Inc.,
                   3.00%, 9/1/15(a)                                                      7,400,000
         295,000   Franklin County Hospital Revenue for U.S. HealthCorp.,
                   3.03%, 12/1/20(a)                                                       295,000
       1,105,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series 96, 3.03%, 12/1/21(a)                                          1,105,000
       2,500,000   Hamilton County HCF, 3.03%, 6/1/35(a)                                 2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   OHIO -- (CONTINUED)
$        150,000   Hamilton County HRB for Alliance Health, Series A,
                   2.87%, 1/1/18(a)                                               $        150,000
         190,000   Kent State University Receipts, 3.06%, 5/1/31(a)                        190,000
       4,020,000   Licking County HCF, 3.05%, 11/1/33(a)                                 4,020,000
          10,000   Marion County Hospital Improvement, Pooled Lease
                   Program, 3.07%, 11/1/21(a)                                               10,000
         690,000   Middleburgh Heights for Southwest General Hospital,
                   3.07%, 8/15/22(a)                                                       690,000
       6,800,000   Ohio Air Quality DAR for Columbus Southern,
                   Series C, 3.07%, 12/1/38(a)                                           6,800,000
         100,000   Ohio Air Quality DAR for Ohio Edison, Series A,
                   2.95%, 2/1/14(a)                                                        100,000
       2,000,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C,
                   3.01%, 6/1/23(a)                                                      2,000,000
       1,330,000   Ohio Higher EFA for Ashland University, 3.08%, 9/1/24(a)              1,330,000
         100,000   Ohio State EFA for Western University. 2.93%, 10/1/31(a)                100,000
         700,000   Ohio WDA PCR for Cleveland Electric, Series B,
                   3.00%, 8/1/20(a)                                                        700,000
         200,000   Ohio WDA PCR for Edison Project B, 3.06%, 9/1/18(a)                     200,000
       3,100,000   Paulding County Waste Disposal for Lafarge
                   Corporation, 2.94%, 8/1/26(a)                                         3,100,000
         200,000   Toledo City Services Special Assessment,
                   3.03%, 12/1/06(a)                                                       200,000
                                                                                  ----------------
                                                                                        42,160,000
                                                                                  ----------------
                   OKLAHOMA -- 0.0%^
         500,000   Oklahoma City for Christian College, 3.25%, 7/1/15(a)                   500,000
                                                                                  ----------------
                   OREGON -- 0.0%^
         500,000   Portland MFH for South Park, 3.02%, 12/1/11(a)                          500,000
                                                                                  ----------------
                   PENNSYLVANIA -- 8.4%
       3,500,000   Allegheny Higher Education for Carnegie Mellon
                   University, 2.98%, 12/1/33(a)                                         3,500,000
         250,000   Chartiers Valley IDR, 3.06%, 8/1/07(a)                                  250,000
       1,750,000   Delaware County IDR for Sun, Inc., 3.00%, 11/1/33(a)                  1,750,000
      10,900,000   Emmaus General Authority Revenue, Series G-18,
                   3.01%, 3/1/24(a)                                                     10,900,000
         775,000   Lawrence County for Villa Maria, 3.06%, 7/1/33(a)                       775,000
       1,215,000   Lebanon County HCF for ECC Retirement Village,
                   3.08%, 10/15/25(a)                                                    1,215,000
       3,000,000   Lehigh County IDA, 3.00%, 12/1/15(a)                                  3,000,000
       2,000,000   Manheim School District, 3.03%, 5/1/23(a)                             2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- (CONTINUED)
$      1,900,000   Montgomery County for Higher Ed. William Penn
                   Charter, 3.06%, 9/15/31(a)                                     $      1,900,000
         200,000   Pennnsylvania State HEFA, 2.61%, 11/1/14(a)                             200,000
       1,460,000   Pennsylvania EDA for B & W Ebensburg Project,
                   3.02%, 12/1/11(a)                                                     1,460,000
      28,000,000   Pennsylvania Turnpike, Series A3, 2.98%, 12/1/30(a)                  28,000,000
       1,600,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   2.98%, 7/1/25(a)                                                      1,600,000
      10,705,000   Quakertown Pennsylvania General Authority Revenue,
                   3.05%, 7/1/26(a)                                                     10,705,000
       1,000,000   Scranton Redevelopment Authority Revenue for Parking
                   Facility, 3.08%, 6/1/33(a)                                            1,000,000
          70,000   South Fork Conemaugh Health System Series A,
                   2.90%, 7/1/28(a)                                                         70,000
      14,000,000   Westmoreland County Redstone Highlands, 3.05%--
                   3.06%, 1/1/36(a)                                                     14,000,000
       3,935,000   Wilkens Area IDA for Fairview Extended Care, Series B,
                   3.00%, 1/1/21(a)                                                      3,935,000
                                                                                  ----------------
                                                                                        86,260,000
                                                                                  ----------------
                   PUERTO RICO -- 0.6%
         159,000   Puerto Rico Government Development Bank,
                   2.85%, 12/1/15(a)                                                       159,000
       6,460,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 2.93%, 7/1/28(a)                                            6,460,000
                                                                                  ----------------
                                                                                         6,619,000
                                                                                  ----------------
                   TENNESSEE -- 0.0%^
         695,000   Chattanooga IDA for Baylor School, 3.05%, 11/1/16(a)                    695,000
                                                                                  ----------------
                   TEXAS -- 1.2%
       3,700,000   Harris County IDA for Baytank Houston, Inc.,
                   2.98%, 2/1/20(a)                                                      3,700,000
       8,000,000   Travis County Querencia Barton Creek, Series C,
                   3.05%, 11/15/35(a)                                                    8,000,000
                                                                                  ----------------
                                                                                        11,700,000
                                                                                  ----------------
                   UTAH -- 0.2%
       2,000,000   Utah Transit Authority Sales Tax Revenue, Series B,
                   3.03%, 9/1/32(a)                                                      2,000,000
                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   VIRGINIA -- 2.5%
$      4,015,000   Alexandria County IDA for Goodwin House,
                   2.96%, 10/1/35(a)                                              $      4,015,000
       1,300,000   Arlington County Virginia Rev for Ballston Public
                   Parking, 3.02%, 8/1/17(a)                                             1,300,000
         600,000   Chesapeake County IDA for Cheaspeake General
                   Hospital, Series B, 3.00%, 7/1/31(a)                                    600,000
         925,000   Clarke County IDA for Winchester Medical Center,
                   3.06%, 1/1/30(a)                                                        925,000
       1,100,000   Fairfax County EDA Smithsonian Institute,
                   3.02%, 12/1/33(a)                                                     1,100,000
         650,000   Hampton County MFH for Shoreline Apartments,
                   3.00%, 12/1/19(a)                                                       650,000
         250,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 3.05%, 7/1/08(a)                                              250,000
       1,200,000   Henrico County EDA for White Oaks Ltd Project,
                   3.03%, 10/1/27(a)                                                     1,200,000
       2,200,000   King George Garnet Inc. Project, 3.10%,9/01/21(a)                     2,200,000
         900,000   Norfolk IDR for Hospital Facilities-Children,
                   3.05%, 6/1/20(a)                                                        900,000
         850,000   Peninsula Port Authority for Dominion Terminal,
                   3.00%, 7/1/16(a)                                                        850,000
       2,045,000   Portsmouth Redevelopment HSG Multifamily,
                   3.05%, 6/1/30(a)                                                      2,045,000
       9,705,000   University of Virginia, Series A, 3.03%, 6/1/34(a)(c)                 9,705,000
                                                                                  ----------------
                                                                                        25,740,000
                                                                                  ----------------
                   WASHINGTON -- 1.5%
      15,000,000   Washington State, GO, 2.88%, 6/1/20(a)                               15,000,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $1,019,193,268)                99.5%     1,019,193,268
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                    0.0             (8,567)
                   DISTRIBUTION (12b-1) FEES PAYABLE                        0.0             (1,561)
                   OTHER ASSETS, LESS LIABILITIES                           0.5          5,129,757
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $  1,024,312,897
                                                                          =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   283,530,413 SHARES CLASS R                                     $           1.00
                                                                                  ================
                   36,246,483 SHARES CLASS TREASURER'S TRUST                      $           1.00
                                                                                  ================
                   10,028 SHARES CLASS 75                                         $           1.00
                                                                                  ================
                   1,329,456 SHARES CLASS 70                                      $           1.00
                                                                                  ================
                   483,664 SHARES CLASS 45                                        $           1.00
                                                                                  ================
                   36,220,811 SHARES CLASS 25                                     $           1.00
                                                                                  ================
                   104,021 SHARES CLASS 15                                        $           1.00
                                                                                  ================
                   10,189 SHARES CLASS 12                                         $           1.00
                                                                                  ================
                   666,377,832 SHARES CLASS 8                                     $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CALIFORNIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 96.7%
                   CALIFORNIA -- 96.7%
$        395,000   Alameda Contra Costa Capitol Improvements Ser F
                   3.09%, 08/01/23(a)                                             $        395,000
       2,200,000   California Statewide CDA for Early Education
                   Community Center 3.02%, 09/01/31(a)                                   2,200,000
       3,000,000   California State GO Sub Ser A-1, 3.07% 5/01/40(a)                     3,000,000
       1,000,000   California State GO Sub Ser A-2, 3.07% 5/01/40(a)                     1,000,000
       3,000,000   California HFA Revenue Ser P, 3.09%, 2/01/27(a)                       3,000,000
       3,720,000   Cailfornia Infra & Econ Dev Sri Intl Ser A,
                   3.00%, 09/01/28(a)                                                    3,720,000
       2,820,000   California Poll Cntrl Colmac Energy Ser A,
                   2.97%, 12/01/16(a)                                                    2,820,000
       4,000,000   California Poll Ctl Wadham Energy Lp 2.96%, 11/01/17(a)               4,000,000
         775,000   California Ssc Fin Cops Cap Impts Ser C,
                   2.90%, 07/01/22(a)                                                      775,000
       2,900,000   California State Econ Recovery Ser C-7,
                   2.95%, 07/01/23(a)                                                    2,900,000
       1,400,000   California State Wt Res Power Supply Rev., Ser B-3,
                   2.94%, 5/01/22(a)                                                     1,400,000
       7,390,000   California State Dept Of Water Water Supply,
                   3.00%, 05/01/22(a)                                                    7,390,000
       6,600,000   California Statewide CDA Covenant Retirement Cm,
                   2.99%, 12/01/25(a)                                                    6,600,000
       2,175,000   Chula Vista Charter City for Home Depot, Inc.,
                   2.93%, 12/01/10(a)                                                    2,175,000
       6,900,000   Dublin Calif Multi HSG Park Sierra Ser A,
                   2.99%, 06/01/28(a)                                                    6,900,000
       1,000,000   Fremont Calif COP Improvement Financing PJ
                   3.01%, 08/01/30(a)                                                    1,000,000
       1,400,000   Fremont Calif COP Police Fac Refining Proj.,
                   3.01%, 08/01/28(a)                                                    1,400,000
         700,000   Irvine Assmnt Dist Impt Bd Act 1915 94-13,
                   2.95%, 9/02/22(a)                                                       700,000
       1,500,000   Irvine Calif, Assmnt Dist #97-16, 2.95%, 9/02/22(a)                   1,500,000
       2,346,000   Irvine Calif, Imp Bd Dist # 0-18 Ser A,
                   2.95%, 9/02/26(a)                                                     2,346,000
       2,200,000   Irvine Ranch Calif, Wtr Dist, 2.95%, 10/01/10(a)                      2,200,000
         900,000   Irvine Ranch Calif, Wtr Dist, 2.94%, 8/01/16(a)                         900,000
         775,000   Irvine Ranch Calif, Wtr 3.00%, 8/01/09(a)                               775,000
       4,500,000   Long Beach Calif, Hbr Rev, Ser A, 2.98%, 05/15/27(a)                  4,500,000
       2,400,000   Los Angeles Calif, Community Redev Multifamily
                   HSG, Series A, 2.98%, 12/01/38(a)                                     2,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CALIFORNIA -- (CONTINUED)
$      4,000,000   Los Angeles Calif MFH Grnd Promenade Proj,
                   2.98%, 4/01/32(a)                                              $      4,000,000
       1,300,000   Metro Dist So, California Waterworks Rev Ser-B-2,
                   3.01%, 07/01/28(a)                                                    1,300,000
       1,000,000   Ontario Calif, Mfh Park Centre Partn., 3.02%, 8/01/07(a)              1,000,000
       1,665,000   Orange County Sanitation Authority, 2.97%, 8/01/13(a)                 1,665,000
       3,100,000   Riverside County for TylerSpring Apartments, Series C,
                   2.96%, 9/01/14(a)                                                     3,100,000
       4,000,000   San Francisco MFHR for Filmore Center, Series B,
                   3.02%, 08/01/31(a)                                                    4,000,000
       1,400,000   Santa Ana Calif, Uni School Dist., 2.96%, 7/01/15(a)                  1,400,000
       4,500,000   Santa Clara Calif, El Cammo Hosp. District.,
                   3.06%, 8/01/15(a)                                                     4,500,000
       3,800,000   Stockton California HCF for Dameron Hosp., Series A,
                   3.00%, 12/01/32(a)                                                    3,800,000
       6,400,000   Turlock Irrigation Disrict Transportation Ser A,
                   2.95%, 1/01/31(a)                                                     6,400,000
       1,200,000   Tustin California Impt 1915 Reassmnt Dist No. 95-2,
                   2.95%, 9/02/2013(a)                                                   1,200,000
                                                                                  ----------------
                                                                                        98,361,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $98,361,000)                   96.7%        98,361,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                    0.0             (2,231)
                   DISTRIBUTION (12b-1) FEES PAYABLE                        0.0               (558)
                   OTHER ASSETS, LESS LIABILITIES                           3.3          3,410,438
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $    101,768,649
                                                                          =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 101,768,649 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                          $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 81.4%
                   CONNECTICUT -- 73.7%
$      1,200,000   Connecticut DAR for Independent Living,
                   2.97%, 7/1/15(a)                                               $      1,200,000
       2,150,000   Connecticut DAR for Pierce Memorial Baptist,
                   2.97%, 10/1/28(a)                                                     2,150,000
       1,200,000   Connecticut State DAR for Solid Waste, 3.01%, 8/1/23(a)               1,200,000
       1,200,000   Connecticut HEFA for Edgehill Health, Series C,
                   2.86%, 7/1/27(a)                                                      1,200,000
       1,200,000   Connecticut HEFA for Hotchkiss School, Series A,
                   2.98%, 7/1/30(a)(c)                                                   1,200,000
         600,000   Connecticut HEFA for Kingswood-Oxford School,
                   3.00%, 7/1/30(a)                                                        600,000
       1,200,000   Connecticut HEFA for Klingberg Family Center,
                   3.01%, 7/1/32(a)                                                      1,200,000
       1,000,000   Connecticut HEFA for Yale University Series T-2,
                   3.00%, 07/1/29(a)(c)                                                  1,000,000
         200,000   Connecticut HEFA for Yale University, Series V-1,
                   2.90%, 7/1/36(a)(c)                                                     200,000
       1,800,000   Connecticut HFA, Sub Series D-3, 3.03%, 5/15/33(a)                    1,800,000
       2,100,000   Connecticut Special Tax Obligation for Transportation
                   Infrastructure, 3.03%, 9/1/20(a)                                      2,100,000
       1,205,000   Connecticut State GO Series 1-A, 3.03%, 2/15/21(a)                    1,205,000
       1,200,000   Hartford Redev. Agency MHR for Underwood Towers Project,
                   3.00%, 6/1/20(a)                                                      1,200,000
         500,000   New Canaan Housing Authority for Geer Woods Project,
                   3.03%, 8/1/31(a)                                                        500,000
       1,200,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 2.96%, 1/1/22(a)                                         1,200,000
       1,200,000   Shelton County HFA for Crosby Commons Project,
                   3.08%, 1/1/31(a)                                                      1,200,000
                                                                                  ----------------
                                                                                        19,155,000
                                                                                  ----------------
                   PUERTO RICO -- 7.7%
2,000,000          Puerto Rico Government Bank,
                   2.85%, 12/1/15(b)                                                     2,000,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $21,155,000)                   81.4%        21,155,000
                   OTHER ASSETS, LESS LIABILITIES                          18.6          4,820,025
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     25,975,025
                                                                          =====   ================

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 25,975,025 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                          $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                         NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $21,155,000)                          $    21,155,000
                   Cash                                                                                  4,766,172
                   Interest receivable                                                                      58,211
                   Fund shares Sold                                                                            186
                                                                                                   ---------------
                   Total Assets                                                                         25,979,569
                                                                                                   ---------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     2,651
                   Distribution (12b-1) fees payable                                                           839
                   Income dividend payable                                                                     977
                   Chief Compliance Officer salary expense                                                      77
                                                                                                   ---------------
                   Total Liabilities                                                                         4,544
                                                                                                   ---------------
                   NET ASSETS                                                                      $    25,975,025
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 25,975,025
                   SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                      $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 88.4%
                   FLORIDA -- 86.8%
$      4,140,000   Alachua County HFA for Oak Hammock University,
                   3.03%, 10/1/32(a)                                              $      4,140,000
       2,000,000   Broward County Florida EFA, City College Project,
                   3.05%, 11/1/31(a)                                                     2,000,000
       1,930,000   Broward County HFA for Jacaranda Village Apartments,
                   3.00%, 9/1/22(a)                                                      1,930,000
       3,135,000   Capital Finance Authority for Glenride Palmer Ranch,
                   3.03%, 6/1/12(a)                                                      3,135,000
       3,340,000   Collier County for Cleveland Health Clinic,
                   2.98%, 1/1/35(a)                                                      3,340,000
       1,925,000   Dade County IDA for Dolphins Stadium, Series C,
                   2.93%, 1/1/16(a)                                                      1,925,000
       2,100,000   Dade County Water Service, 2.97%, 10/5/22(a)                          2,100,000
       1,200,000   Duval County HFA for Lighthouse Bay Apartments,
                   3.04%, 12/1/32(a)                                                     1,200,000
       1,600,000   Florida Higher Educational Facilities Authority for
                   St Thomas University, 3.00%, 1/1/19(a)                                1,600,000
       2,000,000   Florida HFC Multifamily for Bridgewater Club,
                   3.02%, 6/1/34(a)                                                      2,000,000
       1,130,000   Florida HFC Multifamily for Magnolia Pointe
                   Apartments, 3.10%, 6/1/39(a)                                          1,130,000
       1,000,000   Jacksonville Florida HFA, Series A, 3.00%, 8/15/33(a)                 1,000,000
       2,080,000   Jacksonville Florida Dist Energy System Ser A,
                   3.00%, 10/1/34(a)                                                     2,080,000
       1,295,000   Lee County IDA for Bonita Community Health
                   Services, Series A, 3.06%, 12/1/29(a)                                 1,295,000
       1,100,000   Manatee County PCR for Florida Power & Light,
                   3.00%, 9/1/24(a)                                                      1,100,000
       4,300,000   Miami Dade County IDA for Airis Miami LLC,
                   Series A, 3.08%, 10/15/25(a)                                          4,300,000
       1,185,000   Orange County YMCA, Series A, 3.10%, 5/1/27(a)                        1,185,000
       1,500,000   Palm Beach County for Morse Obligation Group,
                   3.07%, 5/1/33(a)                                                      1,500,000
       2,200,000   Palm Beach County for Raymond F Kravis Center
                   Project, 2.98%, 7/1/32(a)                                             2,200,000
       1,800,000   Palm Beach County for School Board, Series B,
                   3.03%, 8/1/27 (a)                                                     1,800,000
       1,000,000   Pinellas County HFA, 3.05%, 11/1/15(a)                                1,000,000
       2,000,000   Port Orange for Palmer College, 3.07%, 10/1/32(a)                     2,000,000
       1,000,000   Putnam County Dev. Authority PCR for Florida Power &
                   Light, 3.00%, 9/1/24(a)                                               1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   FLORIDA -- (CONTINUED)
$        200,000   Seminole County IDA HCF for Florida Living Nursing,
                   3.24%, 2/1/11(a)                                               $        200,000
         400,000   University of North Florida Capital Improvements
                   Project, 3.09%, 11/1/24(a)                                              400,000
         700,000   Volusia County IDR for Easter Seal Society of Volusia,
                   3.15%, 9/1/21(a)                                                        700,000
                                                                                  ----------------
                                                                                        46,260,000
                                                                                  ----------------
                   PUERTO RICO -- 1.6%
         847,000   Puerto Rico Government Development Bank,
                   2.85%, 12/1/15(b)                                                       847,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $47,107,000)                   88.4%        47,107,000
                   OTHER ASSETS, LESS LIABILITIES                          11.6          6,177,071
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     53,284,071
                                                                          =====   ================

                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 53,284,071 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                          $           1.00
                                                                                  ================

              RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                         NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $47,107,000)                          $    47,107,000
                   Cash                                                                                  6,055,732
                   Interest receivable                                                                     122,220
                   Other assets                                                                             10,238
                                                                                                   ---------------
                   Total Assets                                                                         53,295,190
                                                                                                   ---------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     6,496
                   Distribution (12b-1) fees payable                                                         1,624
                   Other liabilities                                                                         2,999
                                                                                                   ---------------
                   Total Liabilities                                                                        11,119
                                                                                                   ---------------
                   NET ASSETS                                                                      $    53,284,071
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 53,284,071
                   SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                      $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 94.4%
$        700,000   Massachusetts DFA for Briarwood Retirement Series A,
                   2.98%, 11/1/24(a)                                              $        700,000
         800,000   Massachusetts DFA for Brooksby Village Project,
                   3.04%, 7/1/32(a)                                                        800,000
         445,000   Massachusetts DFA for Dean College, 3.00%, 10/1/29(a)                   445,000
         720,000   Massachusetts DFA for Gann Academy Project,
                   2.54%, 6/1/32(a)                                                        720,000
         700,000   Massachusetts DFA for Jewish Geriatric Services,
                   2.98%, 5/15/34(a)                                                       700,000
         655,000   Massachusetts DFA for Mystic Valley School,
                   3.05%, 6/15/08(a)                                                       655,000
         800,000   Massachusetts DFA for Salem Community Corporation,
                   3.04%, 1/1/35(a)                                                        800,000
         800,000   Massachusetts DFA for Smith College, 3.02%,
                   7/1/24--7/1/29(a)(c)                                                     800,000
         800,000   Massachusetts DFA IDR for Ocean Spray Cranberries,
                   3.04%, 10/15/11(a)                                                      800,000
         800,000   Massachusetts DFA IDR for You Incorporated,
                   2.95%, 9/1/32(a)                                                        800,000
         850,000   Massachusetts GO, Series 97-B, 3.00%, 9/1/16(a)                         850,000
         135,000   Massachusetts HEFA for Becker College, Series A-2,
                   3.16%, 7/1/09(a)                                                        135,000
         700,000   Massachusetts HEFA for Berklee College of Music,
                   Series B, 2.87%, 10/1/27(a)                                             700,000
         160,000   Massachusetts HEFA for Cap Asset Program, Series D,
                   2.94%, 1/1/35(a)                                                        160,000
         700,000   Massachusetts HEFA for Harvard University, Series Y,
                   2.80%, 7/1/35(a)(c)                                                     700,000
         700,000   Massachusetts HEFA for MIT, Series J-2,
                   2.93%, 7/1/31(a)(c)                                                     700,000
         800,000   Massachusetts HEFA for Wellesley College, Series E,
                   2.93%, 7/1/22(a)(c)                                                     800,000
         700,000   Massachusetts HEFA for Williams College, Series E,
                   3.02%, 8/1/14(a)(c)                                                     700,000
       1,665,000   Massachusetts HFA for Single Family, 2.98%, 12/1/30(a)                1,665,000
         575,000   Massachusetts IFA for Lowell Mills Association,
                   Series 95, 3.16%, 12/1/20(a)                                            575,000
         600,000   Massachusetts IFA for Tech Mold & Tool,
                   3.07%, 6/1/18(a)                                                        600,000
         700,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                        700,000
         630,000   Massachusetts WRA, Series B, 2.98%, 4/1/28(a)                           630,000
       1,250,000   Massachusetts WRA, Series C, 2.98%, 8/1/37(a)                         1,250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
$        200,000   Massachusetts WRA, Series C, 3.03%, 8/1/20(a)                  $        200,000
         200,000   Massachusetts WRA, Series D, 3.00%, 8/1/17(a)                           200,000
                                                                                  ----------------
                                                                                        17,785,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $17,785,000)                   94.4%        17,785,000
                   OTHER ASSETS, LESS LIABILITIES                           5.6          1,048,081
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     18,833,081
                                                                          =====   ================

                         MASSACHUSETTS TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                         NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost* $17,785,000)                         $    17,785,000
                   Cash                                                                                  1,001,244
                   Interest receivable                                                                      50,940
                                                                                                   ---------------
                   Total Assets                                                                         18,837,184
                                                                                                   ---------------

                   LIABILITIES
                   Comprehensive management fees payable                                                     2,494
                   Distribution (12b-1) fees payable                                                           623
                   Income dividend payable                                                                     930
                   Other liabilities                                                                            56
                                                                                                   ---------------
                   Total Liabilities                                                                         4,103
                                                                                                   ---------------
                   NET ASSETS                                                                      $    18,833,081
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 18,833,081
                   SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                      $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND

            SCHEDULE OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 97.8%
                   MICHIGAN -- 92.8%
$        600,000   Ann Arbor Michigan EDC, Glacier Inc. Pj, Series A,
                   2.63%, 11/1/25(a)                                              $        600,000
       1,400,000   Detroit Michigan Sew Disp Rev Var, Series B,
                   3.00%, 7/1/33(a)                                                      1,400,000
         400,000   Garden City HFA, Series 96-A, 3.08%, 9/1/26(a)                          400,000
         500,000   Grand Rapids Economic Development Corp,
                   3.05%, 6/1/12(a)                                                        500,000
         400,000   Jackson County for Thrify Leoni Inc, Series A, 3.05%,
                   12/1/14(a)                                                              400,000
         600,000   Jackson County for Vista Grande Villa, Series A,
                   2.98%, 11/1/31(a)                                                       600,000
         700,000   Michigan State HFA for Hosp Equipment Ln Prog- A,
                   2.98%, 12/1/23(a)                                                       700,000
         700,000   Michigan HDA Multi-Family Revenue for
                   River Place Apts., 2.99%, 6/1/18(a)                                     700,000
         700,000   Michigan HDA Mult-Family Rev-Berrien Woods 111,
                   Series A, 3.15%, 7/1/32(a)                                              700,000
       1,160,000   Michigan Strategic Fund for Henry Ford Museum
                   Village, 3.00%, 12/1/33(a)                                            1,160,000
         300,000   Michigan Strategic Fund for M&P Cap LLC, Series A,
                   3.13%, 6/1/34(a)                                                        300,000
         600,000   Michigan Strategic Fund for Mot LLC, 3.07%,
                   12/1/34(a)                                                              600,000
         700,000   Michigan State Stategic Fund Solid Waste Diso
                   Rev, 3.03%, 1/1/14(a)                                                   700,000
         700,000   Michigan Strategic Fund for Haven Christian Services,
                   3.07%, 11/15/34(a)                                                      700,000
       1,080,000   Michigan State University Revenue, Series A, 3.00%,
                   8/15/32(a)                                                            1,080,000
         700,000   Milan Michigan Area Schools, 3.00%, 5/1/30(a)                           700,000
         500,000   Oakland County Michigan EDC for Ltd-Graph-Tech Inc,
                   3.13%, 4/1/28(a)                                                        500,000
         700,000   Oakland University, 3.06%, 3/1/31(a)                                    700,000
         700,000   Wayne Charter County, Series A, 3.03%, 12/1/16(a)                       700,000
                                                                                  ----------------
                                                                                        13,140,000
                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 5.0%
$        700,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(b)     $        700,000
                                                                                  ----------------
                                                                                           700,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $13,840,000)                   97.8%        13,840,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                    0.0             (1,981)
                   DISTRIBUTION (12b-1) FEES PAYABLE                        0.0               (474)
                   OTHER ASSETS, LESS LIABILITIES                           2.2            318,821
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     14,156,366
                                                                          =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 14,156,366 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                          $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

             STATEMENT OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 88.0%
                   NEW JERSEY -- 88.0%
$      1,160,000   Atlantic County Pooled Government Loan Program,
                   3.00%, 7/1/26(a)                                               $      1,160,000
         450,000   Hudson County NJ Impt Auth Auth, 2.96%,
                   7/15/26(a)                                                              450,000
       2,000,000   Monmouth County NJ Improv Auth, 2.90%, 8/1/16(a)                      2,000,000
       2,400,000   New Jersey EDA for Bayonne Dock, 2.97%,
                   12/1/27(a)                                                            2,400,000
       1,900,000   New Jersey EDA for Airis Newark Project , 2.98%,
                   1/1/19(a)                                                             1,900,000
         800,000   New Jersey EDA for Foreign Trade, Series 98, 3.00%,
                   12/1/07(a)                                                              800,000
       1,515,000   New Jersey EDA for RJB Associates, ERN, 3.01%,
                   8/1/08(a)                                                             1,515,000
       1,915,000   New Jersey EDA for Church & Dwight, 2.98%,
                   12/1/08(a)                                                            1,915,000
         400,000   New Jersey EDA for Solthaven Proj, Series A, 2.90%,
                   1/15/18(a)                                                              400,000
       2,300,000   New Jersey EDA for Lawrence School Proj., Series B,
                   2.82%,7/1/26(a)                                                       2,300,000
       2,000,000   New Jersey EDA for Newark Container LLC, 3.01%,
                   7/1/30(a)                                                             2,000,000
         900,000   New Jersey Health Care Facs Financing Auth, Series A,
                   2.96%, 7/1/31(a)                                                        900,000
       1,400,000   New Jersey HCF Authority Cap Asset Ser A, 2.95%,
                   7/1/35(a)                                                             1,400,000
       1,900,000   New Jersey EDA for Golf Asso, Project, 3.01%,
                   05/1/23(a)                                                            1,900,000
       3,700,000   New Jersey EDA for Thermal Marina Energy LLC,
                   Series A, 2.98%, 9/1/31(a)                                            3,700,000
       1,960,000   New Jersey EDA for Geriatrics Housing Services Series
                   P-J, 2.96%, 11/1/31(a)                                                1,960,000
       2,000,000   New Jersey EDA for Huntington SCH Princeton, 3.01%,
                   11/1/34(a)                                                            2,000,000
       3,930,000   New Jersey Sports Authority Expo, Series C, 2.96%,
                   9/1/24(a)                                                             3,930,000
       1,850,000   New Jersey State EFA- Princeton University, Series B,
                   2.90%, 7/1/21(a)(c)                                                   1,850,000
         560,000   New Jersey EDA for SCH Princeton Project, 2.75%,
                   07/1/22(a)                                                              560,000
       1,900,000   New Jersey State HFA for Single Family Hsg., Series O,
                   3.08%, 10/1/26(a)                                                     1,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW JERSEY -- (CONTINUED)
$      1,000,000   New Jersey Turnpike Authority, Series 91-D,
                   2.95%, 1/1/18(a)                                               $      1,000,000
       1,200,000   New Jersey Turnpike Authority, Series C-1, 2.90%,
                   1/1/24(a)                                                             1,200,000
       3,300,000   Port Authority of New York & New Jersey Special
                   Obligation Revenue, 2.97%, 8/1/24(a)                                  3,300,000
       2,000,000   Salem County New Jersey Impt Auth Rev- Friends
                   Home Woodstown, Inc., 3.00%, 4/1/34 (a)                               2,000,000
                                                                                  ----------------
                                                                                        44,440,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $44,440,000)                   88.0%        44,440,000
                   OTHER ASSETS, LESS LIABILITIES                          12.0          6,041,905
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     50,481,905
                                                                          =====   ================

             RESERVE TAX-EXEMPT TRUST -- NEW JERSEY TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $44,440,000)                          $    44,440,000
                   Cash                                                                                  5,906,162
                   Interest receivable                                                                     146,355
                   Other assets                                                                                105
                                                                                                   ---------------
                   Total Assets                                                                         50,492,622
                                                                                                   ---------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     6,674
                   Distribution (12b-1) fees payable                                                         1,679
                   Other liabilities                                                                           140
                   Income dividend payable                                                                   2,224
                                                                                                   ---------------
                   Total Liabilities                                                                        10,717
                                                                                                   ---------------
                   NET ASSETS                                                                      $    50,481,905
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                   BASED ON 50,481,905 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                   VALUE OUTSTANDING                                                               $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND

            SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 92.6%
                   OHIO -- 92.6%
$        500,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 3.08%, 11/1/34(a)                                    $        500,000
         375,000   Allen County HCF for Mennonite Home, 3.05%,
                   2/1/18(a)                                                               375,000
         800,000   Butler County HCF for Lifesphere, 3.25%, 5/1/27(a)                      800,000
         500,000   Centerville HCR for Bethany Lutheran, 3.02%,
                   5/1/08(a)                                                               500,000
         400,000   Cleveland Airport Systems Revenue, Series D, 3.02%,
                   1/1/27(a)                                                               400,000
         600,000   Cleveland Income Tax Revenue, 2.87%, 1/1/27(a)                          600,000
         830,000   Cuyahoga County Cleveland Health, 3.06%, 3/1/32(a)                      830,000
         490,000   Cuyahoga County for S&R Playhouse, 2.70%,
                   12/1/09(a)                                                              490,000
         700,000   Cuyahoga County HCF for Devon Oaks, 3.05%,
                   2/1/34(a)                                                               700,000
         700,000   Cuyahoga County HRB EDA for Cleveland Botanical
                   Gardens, 3.08%, 7/1/31(a)                                               700,000
         800,000   Evandale County IDR for SHV Realty Inc., 3.00%,
                   9/1/15(a)                                                               800,000
         800,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series A, 3.03%, 12/1/21(a)                                             800,000
       1,000,000   Geauga County for Heather Hill Inc, 3.04%, 7/1/23(a)                  1,000,000
         735,000   Greene County IDA for Fairview, Series B, 3.00%,
                   1/1/11(a)                                                               735,000
         655,000   Hamilton County HRB for Alliance Health, Series A,
                   2.87%, 1/1/18(a)                                                        655,000
         195,000   Kent State University Receipts, 3.06%, 5/1/31(a)                        195,000
       1,480,000   Licking County HCF, 3.05%, 11/1/33(a)                                 1,480,000
         935,000   Middleburgh Heights HR for Southwest General Health,
                   3.07%, 8/15/22(a)                                                       935,000
         700,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   3.07%, 12/1/38(a)                                                       700,000
         570,000   Ohio State Higher Educational Facility Revenue for
                   Ashland Univ. 3.08%, 9/1/24(a)                                          570,000
         900,000   Ohio State Higher Educational Facility Revenue for
                   Western Univ. 3.01%, 10/1/31(a)                                         900,000
         600,000   Ohio State University , 2.95%, 12/1/17--12/1/27(a)(c)                   600,000
         700,000   Ohio WDA PCR for Cleveland Electric, Series B, 3.00%,
                   8/1/20(a)                                                               700,000
         800,000   Ohio WDA PCR for Edison Project B, 3.06%,
                   9/1/18(a)                                                               800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   OHIO -- (CONTINUED)
$        800,000   Paulding County Waste Disposal for Lafarge
                   Corporation, 2.94%, 8/1/26(a)                                  $        800,000
         800,000   Toledo City Services Special Assessment,
                   3.03%, 12/1/06(a)                                                       800,000
         500,000   Toledo County Port Authority, 3.05%, 15/15/38(a)                        500,000
                                                                                  ----------------
                                                                                        18,865,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $18,865,000)                   92.6%        18,865,000
                   OTHER ASSETS, LESS LIABILITIES                           7.4          1,513,321
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     20,378,321
                                                                          =====   ----------------

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $18,865,000)                          $    18,865,000
                   Cash                                                                                  1,467,471
                   Interest receivable                                                                      48,404
                                                                                                   ---------------
                   Total Assets                                                                         20,380,875
                                                                                                   ---------------
                   LIABILITIES
                   Comprehensive management fees payable                                                       824
                   Distribution (12b-1) fees payable                                                           662
                   Income dividend payable                                                                   1,004
                   Other liabilities                                                                            64
                                                                                                   ---------------
                   Total Liabilities                                                                         2,554
                                                                                                   ---------------
                   NET ASSETS                                                                      $    20,378,321
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 20,378,321 SHARES OF BENEFICIAL INTEREST,
                   $.001 PAR VALUE OUTSTANDING                                                     $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

            STATEMENT OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 92.6%
                   PENNSYLVANIA -- 90.4%
$        790,000   Allentown IDA for Diocese of Alletown 2.98%,
                   12/1/29(a)                                                     $        790,000
       2,200,000   Allegheny Higher Education for Carnegie Mellon
                   University, 2.98%, 12/1/33(a)                                         2,200,000
       1,800,000   Allegheny IDA for UPMC Health Systems, Series C,
                   3.05%, 3/1/15(a)                                                      1,800,000
         200,000   Berks County IDR for Visiting Nurse Services, Series A,
                   3.15%, 12/1/15(a)                                                       200,000
         645,000   Berks County IDR for Visiting Nurse Services, Series A,
                   3.30%, 12/1/15(a)                                                       645,000
       3,800,000   Bucks County IDA for Shv Real Estate Inc, 3.00%,
                   7/1/15(a)                                                             3,800,000
          64,000   Chartiers Valley IDR, 3.06%, 8/1/07(a)                                   64,000
       1,585,000   Cumberland County PA, 3.03%, 12/1/32(a)                               1,585,000
       1,600,000   Chester County IDA for Archdiocese, 2.98%, 7/1/31(a)                  1,600,000
         700,000   Delaware County IDR for Sun, Inc., 3.00%, 11/1/33(a)                    700,000
       2,000,000   Emmaus General Authority Revenue, Series G, 3.01%,
                   3/1/24(a)                                                             2,000,000
         700,000   Indiana County IDA for Conemaugh 3.00%, 6/1/27(a)                       700,000
       1,480,000   Lawrence County IDA for Var Villa Maria PJ., 3.06%,
                   7/1/33(a)                                                             1,480,000
       1,965,000   Lebanon County HCF for ECC Retirement Village,
                   3.08%, 10/15/25(a)                                                    1,965,000
       2,000,000   Lehigh County IDA, 3.00%, 12/1/15(a)                                  2,000,000
       2,000,000   Manheim School District, 3.03%, 5/1/23(a)                             2,000,000
         430,000   Montgomery County IDR for Girl Scouts of
                   Southeastern PA, 3.15%, 2/1/25(a)                                       430,000
       1,445,000   Fork PA, Conemaugh Health System Series A, 2.90%,
                   7/1/28(a)                                                             1,445,000
       2,000,000   Pennsylvania EDA for B & W Ebensburg Project, 3.02%,
                   12/1/11(a)                                                            2,000,000
       1,600,000   Pennsylvania Higher Education Agency for Ebensburg
                   Project, 3.03%, 1/1/18(a)                                             1,600,000
       1,800,000   Pennsylvania HEFA for Temple University, 3.03%,
                   11/1/14(a)                                                            1,800,000
       2,000,000   Pennsylvania Turnpike, Series A3, 2.98%, 12/1/30(a)                   2,000,000
       1,300,000   Philadelphia Housing and Higher Education Authority
                   for Childrens Hospital, 2.98%, 7/1/31(a)                              1,300,000
       1,490,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   2.98%, 7/1/25(a)                                                      1,490,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- 90.4%
$      1,710,000   Quakertown Pennsylvania General Authority Revenue,
                   3.05%, 7/1/26(a)                                               $      1,710,000
       2,595,000   Schuylkill County IDA for Northeastern Power, 3.04%,
                   12/1/22(a)                                                            2,595,000
       2,000,000   Washington County, 2.99%, 7/1/34(a)                                   2,000,000
       2,000,000   Westmoreland County Redstone Highlands, 3.06%,
                   1/1/36(a)                                                             2,000,000
       1,275,000   Wilkins Area IDA for Fairview Extended Care, Series B,
                   3.00%, 1/1/21(a)                                                      1,275,000
                                                                                  ----------------
                                                                                        45,174,000
                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $45,174,000)                   90.4%        45,174,000
                   OTHER ASSETS, LESS LIABILITIES                           9.6          4,772,440
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     49,946,440
                                                                          =====   ================

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost* $45,174,000)                         $    45,174,000
                   Cash                                                                                  4,670,171
                   Interest receivable                                                                     112,238
                                                                                                   ---------------
                   Total Assets                                                                         49,956,409
                                                                                                   ---------------

                   LIABILITIES
                   Comprehensive management fees payable                                                     6,162
                   Distribution (12b-1) fees payable                                                         1,540
                   Accrued interest overdraft                                                                  123
                   Income dividend payable                                                                   2,015
                   Other liabilities                                                                           129
                   Total Liabilities                                                                         9,969
                                                                                                   ---------------
                   NET ASSETS                                                                      $    49,946,440
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 49,946,440
                   SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                      $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 81.6%
                   VIRGINIA -- 71.6%
$        700,000   Alexandria County IDA for Goodwin House, 2.96%,
                   10/1/35(a)                                                     $        700,000
         700,000   Arlington County for Ballston Public Parking, 3.02%,
                   8/1/17(a)                                                               700,000
         500,000   Charlottesville IDA for Seminole, Series B, 3.08%,
                   12/1/13(a)                                                              500,000
         600,000   Chesapeake Virginia Hospital, Series B, 3.00%,
                   7/1/31(a)                                                               600,000
         700,000   Clarke County IDR, 3.06%, 1/1/30(a)                                     700,000
         700,000   Hampton MFH for Shoreline Apartments, 3.00%,
                   12/1/19(a)                                                              700,000
         530,000   Hanover County IDA for Covenent Woods, 3.07%,
                   7/1/29(a)                                                               530,000
         700,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 3.05%, 7/1/08(a)                                              700,000
         700,000   Henrico County EDA (CITI-AMT)for White Oaks
                   LTD Proj., 3.03%, 10/1/27(a)                                            700,000
         700,000   King George County VA Inc. Proj.,3.10%,9/01/21(a)                       700,000
         700,000   Peninsula Port Authority for Dominion Terminal,
                   3.00%, 7/1/16(a)                                                        700,000
         555,000   Portsmouth Redev Marsh Landing PJ,Series A, 3.05%,
                   6/1/30(a)                                                               555,000
       1,200,000   Richmond IDA for Cogentrix of Richmond Proj A,
                   3.10%, 12/1/17(a)                                                     1,200,000
       1,100,000   University of Virginia Revenue, Series A, 3.03%,
                   6/1/34(a)(c)                                                          1,100,000
                                                                                  ----------------
                                                                                        10,085,000
                                                                                  ----------------

                   PUERTO RICO -- 10.0%
         700,000   Puerto Rico Government Bank, 2.85%,12/1/15(b)                           700,000
         700,000   Puerto Rico Highway & Transportation Authority,
                   Series A, 2.93%, 7/1/28(b)                                              700,000
                                                                                  ----------------
                                                                                         1,400,000
                                                                                  ----------------

                   TOTAL INVESTMENTS (COST* $11,485,000)                   81.6%        11,485,000
                   OTHER ASSETS, LESS LIABILITIES                          18.4          2,592,438
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $     14,077,438
                                                                          =====   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                   ASSETS
                   Investments in securities, at value (Cost $11,485,000)                          $    11,485,000
                   Cash                                                                                  2,565,640
                   Interest receivable                                                                      29,805
                                                                                                   ---------------
                   Total Assets                                                                         14,080,445
                                                                                                   ---------------
                   LIABILITIES
                   Comprehensive management fees payable                                                     1,854
                   Distribution (12b-1) fees payable                                                           464
                   Other liabilities                                                                            38
                   Interest payable                                                                            651
                   Total Liabilities                                                                         3,007
                                                                                                   ---------------
                   NET ASSETS                                                                      $    14,077,438
                                                                                                   ===============
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 14,077,438
                   SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                      $          1.00
                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST -- NEW YORK TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- 99.2%
                   NEW JERSEY -- 2.9%
$      5,000,000   Port Authority of New York & New Jersey Versatile
                   Structure, 2.97%, 8/1/24(a)                                    $      5,000,000
                                                                                  ----------------
                   NEW YORK -- 96.0%
       4,900,000   Babylon IDR for Ogden Martin, 2.94%, 1/1/19(a)                        4,900,000
         615,000   Bleecker HDC for Terrace Apt. Project S85, 3.07%,
                   7/1/15(a)                                                               615,000
       3,670,000   Cattaraugus County IDA for YMCA, 3.11%, 9/1/28(a)                     3,670,000
       1,000,000   Dutchess IDA for Trinity Pawling School, 3.03%,
                   10/1/32(a)                                                            1,000,000
       2,550,000   Franklin County IDA Civic Facility for Trudeau Institute,
                   2.95%, 12/1/20(a)                                                     2,550,000
       2,400,000   Guilderland IDA for Eastern Industrial Park, Series 93-A,
                   2.95%, 12/1/08(a)                                                     2,400,000
       6,700,000   Jay Street Development Corp., Series A-1, 2.96%,
                   5/1/22(a)                                                             6,700,000
       6,600,000   Long Island Power Authority Electric System Revenue,
                   2.95%--2.97%, 5/1/33(a)                                               6,600,000
       7,000,000   Metropolitan Transportation Authority, 3.03%,
                   11/1/35(a)                                                            7,000,000
       2,200,000   Monroe County for Margaret Woodbury Strong Museum,
                   3.10%, 4/1/35(a)                                                      2,200,000
       1,500,000   Monroe County for St. Ann's Home Project, 2.96%,
                   7/1/30(a)                                                             1,500,000
       4,860,000   Nassau County, 2.92%, 11/15/22(a)                                     4,860,000
       4,100,000   New York City Cultural Resources for Asian Society,
                   3.02%, 4/1/30(a)                                                      4,100,000
       8,000,000   New York City DAR for Greenwich LLC, Series ,
                   2.99% 12/1/39(a)                                                      8,000,000
       5,300,000   New York City IDA for American Society for Technion,
                   2.94%, 10/1/33(a)                                                     5,300,000
       4,000,000   New York City IDA for Childrens Oncology Society,
                   2.97%, 5/1/21(a)                                                      4,000,000
       6,000,000   New York City IDA for Korean Airlines, Series A,
                   2.99%, 11/1/24(a)                                                     6,000,000
       5,000,000   New York City IDA for Liberty, 3.03%, 12/1/39(a)                      5,000,000
      13,000,000   New York City WFA, Series G, 2.97%, 6/15/25(a)                       13,000,000
       2,600,000   New York City, GO Series A4, 2.97%, 8/1/23(a)                         2,600,000
       7,220,000   New York City, GO Series A4, 3.00%, 8/1/21(a)                         7,220,000
       7,000,000   New York City, TFA, Series H3, 2.98%, 11/1/22(a)                      7,000,000
       1,500,000   New York State Energy Resources and Development,
                   3.02%, 12/1/27(a)                                                     1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
----------------                                                                  ----------------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      8,200,000   New York State HFA for 10 Liberty Street, 2.95%,
                   5/1/35(a)                                                      $      8,200,000
      12,000,000   New York State HFA, 2.98% - 3.00%, 11/1/34(a)                        12,000,000
       2,175,000   New York State IDA for Rotterdam, 2.95%, 11/1/09(a)                   2,175,000
       6,000,000   New York State LGAC., Series D, 2.94%, 4/1/25(a)                      6,000,000
       6,000,000   New York State R&D Con Ed, Series C-2, 2.98%,
                   11/1/39(a)                                                            6,000,000
       3,665,000   Schenectady County IDA for Sunnyview Hospital &
                   Rehab., Series A, 3.06%, 8/1/33(a)                                    3,665,000
       4,610,000   Tompkins County IDA for Kendal Ithaca Community
                   Care, Series B, 2.96%, 7/1/24(a)                                      4,610,000
       7,100,000   Triborough Bridge & Tunnel Authority, Series F,
                   3.03%, 11/1/32(a)                                                     7,100,000
       6,320,000   Westchester IDA for Catherine Field Home, 3.01%,
                   1/1/31(a)                                                             6,320,000
       3,400,000   Yonkers IDA Civic Facility for Consumers Union,
                   3.00%, 7/1/21(a)                                                      3,400,000
                                                                                  ----------------
                                                                                       167,185,000
                                                                                  ----------------
                   PUERTO RICO -- 0.3%
         500,000   Puerto Rico Government Development Bank, 2.85%,
                   12/1/15(b)                                                              500,000
                                                                                  ----------------

                   TOTAL INVESTMENTS (COST* $172,685,000)                  99.2%  $    172,685,000
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                   (0.0)^           (3,815)
                   DISTRIBUTION (12b-1) FEES PAYABLE                       (0.0)^             (954)
                   OTHER ASSETS, LESS LIABILITIES                           0.8          1,400,103
                                                                          -----   ----------------
                   NET ASSETS                                             100.0%  $    174,080,334
                                                                          =====   ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE BASED ON 174,080,334 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                          $           1.00
                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

CDA  -- Community Development Authority
HRB  -- Hospital Revenue Bonds
COP  -- Certificate of Participation
IDA  -- Industrial Development Authority Revenue Bonds
DAR  -- Development Authority Revenue Bonds
IDR  -- Industrial Development Agency Revenue Bonds
DFA  -- Development Finance Agency
IFA  -- Industrial Finance Authority
EDA  -- Economic Development Authority Revenue Bonds
LGAC -- Local Government Assistance Corp.
EDC  -- Economic Development Corporation
MFH  -- Multifamily Housing Revenue Bonds
EFA  -- Education Facilities Authority
MFHR -- Multifamily Facilities Housing Revenue Bonds
GO   -- General Obligation Bonds
MHR  -- Multifamily Housing Revenue Bonds
HCF  -- Health Care Facilities Revenue Bonds
PCR  -- Pollution Control Revenue Bonds
HDA  -- Hospital Development Authority
PFA  -- Public Finance Authority
HDC  -- Housing Development Corporation Bonds
TFA  -- Transitional Finance Authority
HDR  -- Housing Development Revenue
WDA  -- Water Development Authority
HEFA -- Health & Education Facilities Authority
WFA  -- Water Finance Authority
HFA  -- Housing Finance Authority Revenue Bonds
WRA  -- Water Resource Authority
HFC  -- Housing Finance Corporation
WSR  -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on November 30, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.
(c)  Obligations of educational facilities.
* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
^    Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                                                           U.S.             U.S.
                                                        PRIMARY         GOVERNMENT        TREASURY
                                                         FUND              FUND             FUND
                                                     --------------   --------------   --------------
INTEREST INCOME (Note 1)                             $  308,832,503   $   33,486,829   $    7,320,560
                                                     --------------   --------------   --------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                              25,055,393        3,915,185        1,311,610
    Class 95                                                 45,976               --               --
    Class 75                                                214,242               --            6,802
    Class 70                                                 45,994               --               --
    Class Treasurer's Trust                               1,978,319          244,926          259,168
    Class 45                                                 42,194           18,188            2,680
    Class 35                                                  8,012               --               --
    Class 25                                                659,627           12,362               13
    Class 20                                                255,232               --               --
    Class 15                                                 59,325              280               --
    Class 12                                              2,440,998           49,921                8
    Class 8                                               3,514,586          280,141           14,926
  DISTRIBUTION (12b-1) FEES:
    Class R                                               6,263,848          978,796          327,903
    Class 95                                                 12,260               --               --
    Class 75                                                 77,906               --            2,474
    Class 70                                                 18,398               --               --
  INTEREST EXPENSE                                           47,931               --               --
  OTHER EXPENSE                                              43,592            5,462            1,294
                                                     --------------   --------------   --------------
      Total expenses before waiver                       40,783,833        5,505,261        1,926,878
      Less: expenses waived (Note 2)                             --               --               --
                                                     --------------   --------------   --------------
Net Expenses                                             40,783,833        5,505,261        1,926,878
                                                     --------------   --------------   --------------
NET INVESTMENT INCOME, representing Net Increase
in Net Assets from Investment Operations             $  268,048,670   $   27,981,568   $    5,393,682
                                                     ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

INTEREST INCOME (Note 1)                             $  14,137,238
                                                     -------------
EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                              1,069,431
    Class Treasurer's Trust                                112,165
    Class 75                                                    28
    Class 70                                                 5,541
    Class 45                                                   661
    Class 25                                                52,557
    Class 15                                                    78
    Class 12                                                     5
    Class 8                                                319,932
  DISTRIBUTION (12b-1) FEES:
    Class R                                                267,358
    Class 75                                                    10
    Class 70                                                 2,216
    INTEREST EXPENSE                                         2,073
    OTHER EXPENSE                                            3,175
                                                     -------------
      Total expenses before waiver                       1,835,230
      Less: expenses waived (Note 2)                            --
                                                     -------------
    Net Expenses                                         1,835,230
                                                     -------------
NET INVESTMENT INCOME, representing Net Increase
in Net Assets from Investment Operations             $  12,302,008
                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RESERVE TAX-EXEMPT TRUST
                                                     -------------------------------------------------------------
                                                       CALIFORNIA     CONNECTICUT       FLORIDA      MASSACHUSETTS
                                                          FUND            FUND           FUND            FUND
                                                     -------------   -------------   -------------   -------------
INTEREST INCOME (Note 1)                             $   1,259,786   $     309,208   $     562,384   $     243,914
                                                     -------------   -------------   -------------   -------------
EXPENSES (Note 2)
  Comprehensive management fees                            419,585         102,796         179,151          79,328
  Distribution (12b-1) fees                                104,729          25,699          44,788          19,909
  Interest expense                                              --              --             433              --
  Other expense                                                313              77             124              56
                                                     -------------   -------------   -------------   -------------
    Total expenses before waiver                           524,627         128,572         224,496          99,293
    Less: expenses waived (Note 2)                              --              --              --              --
                                                     -------------   -------------   -------------   -------------
    Net Expenses                                           524,627         128,572         224,496          99,293
                                                     -------------   -------------   -------------   -------------
NET INVESTMENT INCOME, representing Net
Increase in Net Assets from Investment Operations    $     735,159   $     180,636   $     337,888   $     144,621
                                                     =============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE TAX-EXEMPT TRUST
                                                     ------------------------------------------------
                                                       MICHIGAN         NEW JERSEY         OHIO
                                                         FUND              FUND            FUND
                                                     --------------   --------------   --------------
INTEREST INCOME (Note 1)                             $      202,827   $      580,082   $      250,307
                                                     --------------   --------------   --------------
EXPENSES (Note 2)
  Comprehensive management fees                              65,972          191,097           80,014
  Distribution (12b-1) fees                                  16,472           47,774           20,050
  Interest expense                                               --               --               --
  Other expense                                                  48              140               64
                                                     --------------   --------------   --------------
    Total expenses before waiver                             82,492          239,011          100,128
    Less: expenses waived (Note 2)                               --               --               --
                                                     --------------   --------------   --------------
    Net Expenses                                             82,492          239,011          100,128
                                                     --------------   --------------   --------------
NET INVESTMENT INCOME, representing Net Increase
in Net Assets from Investment Operations             $      120,335   $      341,071   $      150,179
                                                     ==============   ==============   ==============

                                                      PENNSYLVANIA        VIRGINIA
                                                          FUND              FUND
                                                     ---------------   ---------------
INTEREST INCOME (Note 1)                             $       530,204   $       165,226
                                                     ---------------   ---------------

EXPENSES (Note 2)
  Comprehensive management fees                              168,233            54,756
  Distribution (12b-1) fees                                   42,058            13,689
  Interest expense                                               123                --
  Other expense                                                  130                38
                                                     ---------------   ---------------
    Total expenses before waiver                             210,544            68,483
    Less: expenses waived (Note 2)                                --                --
                                                     ---------------   ---------------
    Net Expenses                                             210,544            68,483
                                                     ---------------   ---------------
NET INVESTMENT INCOME, representing Net Increase
in Net Assets from Investment Operations             $       319,660   $        96,743
                                                     ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE NEW YORK
                                                       TAX-EXEMPT TRUST
                                                     --------------------
                                                           NEW YORK
                                                             FUND
                                                     --------------------
INTEREST INCOME (Note 1)                             $          2,098,633
                                                     --------------------

EXPENSES (Note 2)
  Comprehensive management fees                                   702,459
  Distribution (12b-1) fees                                       175,615
  Interest expense                                                     --
  Other expense                                                       513
                                                     --------------------
    Total expenses                                                878,587
    Less: expenses waived (Note 2)                                     --
                                                     --------------------
    Net Expenses                                                  878,587
                                                     --------------------
NET INVESTMENT INCOME, representing Net Increase
in Net Assets from Investment Operations             $          1,220,046
                                                     ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                                THE RESERVE FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                             PRIMARY FUND
                                             -------------------------------------------
                                                  SIX MONTHS                YEAR
                                                     ENDED                  ENDED
                                                 NOVEMBER 30,              MAY 31,
                                                     2005                   2005
                                             --------------------   --------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                     $        268,048,670   $        246,012,933
                                             --------------------   --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                            (81,314,732)           (60,193,544)
   Class 95                                              (160,259)              (162,324)
   Class 75                                            (1,129,352)              (798,945)
   Class 70                                              (264,859)              (292,321)
   Class Treasurer's Trust                             (9,907,494)            (7,738,103)
   Class 45                                              (300,469)              (241,762)
   Class 35                                               (73,660)               (78,301)
   Class 25                                            (8,789,198)           (12,495,241)
   Class 20                                            (4,328,901)            (4,365,852)
   Class 15                                            (1,371,804)            (2,191,068)
   Class 12                                            (3,635,997)            (8,474,690)
   Class 8                                           (156,771,945)          (148,980,782)
                                             --------------------   --------------------
Total dividends to shareholders                      (268,048,670)          (246,012,933)
                                             --------------------   --------------------

FROM CAPITAL SHARE TRANSACTIONS
  (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                   174,305,506,198        250,951,076,104
   Dividends reinvested                               265,932,079            194,280,930
   Cost of shares redeemed                       (166,113,769,871)      (258,598,498,567)
                                             --------------------   --------------------
                                                    8,457,668,406         (7,453,141,533)
                                             --------------------   --------------------
   Net increase (decrease) in net assets            8,457,668,406         (7,453,141,533)

NET ASSETS:
   Beginning of period                             12,204,192,462         19,657,333,995
                                             --------------------   --------------------
   End of period                             $     20,661,860,868   $     12,204,192,462
                                             ====================   ====================

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                                    U.S. GOVERNMENT FUND                            U.S. TREASURY FUND
                                         -------------------------------------------   -------------------------------------------
                                              SIX MONTHS                YEAR                 SIX MONTHS               YEAR
                                                 ENDED                  ENDED                   ENDED                 ENDED
                                                MAY 31,                MAY 31,                 MAY 31,               MAY 31,
                                                 2005                   2005                    2005                  2005
                                         --------------------   --------------------   --------------------   --------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                 $         27,981,568   $         19,471,674   $          5,393,682   $          4,673,327
                                         --------------------   --------------------   --------------------   --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                        (12,572,398)            (9,219,775)            (3,627,182)            (2,829,445)
   Class 95                                                --                     --                                            --
   Class 75                                                --                     --                (30,414)               (39,853)
   Class 70                                                --                     --                                            --
   Class Treasurer's Trust                         (1,214,139)              (864,601)            (1,129,426)            (1,064,044)
   Class 45                                          (126,290)                (7,493)               (16,063)                  (139)
   Class 35                                                --                     --                                            --
   Class 25                                          (170,560)              (667,016)                  (153)                  (408)
   Class 20
   Class 15                                            (6,308)                (1,915)                                           --
   Class 12                                        (1,424,666)              (181,994)                (1,024)                    --
   Class 8                                        (12,467,207)            (8,528,880)              (590,997)              (739,438)
                                         --------------------   --------------------   --------------------   --------------------
Total dividends to shareholders                   (27,981,568)           (19,471,674)            (5,395,259)            (4,673,327)
                                         --------------------   --------------------   --------------------   --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per
     share):
   Proceeds from sale of shares                 7,167,622,334         11,545,157,182           1,103,034,27          2,277,991,923
   Dividends reinvested                            27,756,102             14,990,216              5,353,539              4,673,327
   Cost of shares redeemed                     (6,389,315,202)       (11,264,233,943)        (1,082,917,326)        (2,502,852,176)
                                         --------------------   --------------------   --------------------   --------------------
                                                  806,063,234            295,913,455             25,470,490           (220,186,926)
                                         --------------------   --------------------   --------------------   --------------------
   Net increase (decrease) in net assets          806,063,234            295,913,455             25,468,913           (220,186,926)

NET ASSETS:
   Beginning of period                          1,519,250,532          1,223,337,077            454,701,294            674,888,220
                                         --------------------   --------------------   --------------------   --------------------
   End of period                         $      2,325,313,766   $      1,519,250,532   $        480,170,207   $        454,701,294
                                         ====================   ====================   ====================   ====================

                          SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                        SIX MONTHS            YEAR
                                                           ENDED              ENDED
                                                       NOVEMBER 30,          MAY 31,
                                                           2005               2005
                                                    -----------------   -----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                            $      12,302,008   $      12,477,598
                                                    -----------------   -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
   Class R                                                 (1,984,320)         (1,904,802)
   Class Treasurer's Trust                                   (349,170)           (357,612)
   Class 75                                                       (99)                 (2)
   Class 70                                                   (20,220)            (21,974)
   Class 45                                                    (3,121)               (158)
   Class 25                                                  (450,899)           (387,135)
   Class 15                                                    (1,203)             (1,570)
   Class 12                                                      (120)                (71)
   Class 8                                                 (9,492,856)         (9,804,274)
                                                    -----------------   -----------------
Total dividends to shareholders                           (12,302,008)        (12,477,598)
                                                    -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                         6,383,413,578       7,530,222,443
   Dividends reinvested                                    12,219,597          12,477,598
   Cost of shares redeemed                             (6,783,642,029)     (6,518,644,846)
                                                    -----------------   -----------------
                                                         (388,008,854)      1,024,055,195
                                                    -----------------   -----------------
   Net increase (decrease) in net assets                 (388,008,854)      1,024,055,195

NET ASSETS:
   Beginning of year                                    1,412,321,751         388,266,556
                                                    -----------------   -----------------
   End of year                                      $   1,024,312,897   $   1,412,321,751
                                                    =================   =================

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                                                    -------------------------------------
                                                              CALIFORNIA FUND
                                                    -------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                       NOVEMBER 30,         YEAR ENDED
                                                           2005            MAY 31, 2005
                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                            $         735,159   $         718,269
                                                    -----------------   -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net Investment Income (Note 1)                            (735,159)           (718,269)
                                                    -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares                           204,163,955         450,880,899
   Dividends reinvested                                       729,895             718,269
   Cost of shares redeemed                               (208,327,374)       (447,611,652)
                                                    -----------------   -----------------
                                                           (3,433,524)          3,987,516
                                                    -----------------   -----------------
   Net increase (decrease) in net assets                   (3,433,524)          3,987,516

NET ASSETS:
   Beginning of year                                      105,202,173         101,214,657
                                                    -----------------   -----------------
   End of year                                      $     101,768,649   $     105,202,173
                                                    =================   =================

                                                               CONNECTICUT FUND
                                                    -------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                       NOVEMBER 30,         YEAR ENDED
                                                           2005            MAY 31, 2005
                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                            $         180,636   $         141,646
                                                    -----------------   -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net Investment Income (Note 1)                            (180,636)           (141,646)
                                                    -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares                            43,193,629          64,118,583
   Dividends reinvested                                       179,659             141,646
   Cost of shares redeemed                                (40,785,032)        (62,338,249)
                                                    -----------------   -----------------
                                                            2,588,256           1,921,980
                                                    -----------------   -----------------
   Net increase (decrease) in net assets                    2,588,256           1,921,980

NET ASSETS:
   Beginning of year                                       23,386,769          21,464,789
                                                    -----------------   -----------------
   End of year                                      $      25,975,025   $      23,386,769
                                                    =================   =================

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                                 RESERVE TAX-EXEMPT TRUST
                                             ---------------------------------
                                                       FLORIDA FUND
                                             ---------------------------------
                                                SIX MONTHS
                                                   ENDED
                                               NOVEMBER 30,       YEAR ENDED
                                                   2005          MAY 31, 2005
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                     $       337,888   $       326,913
                                             ---------------   ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                   (337,888)         (326,913)
                                             ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares                  111,586,752       212,489,726
   Dividends reinvested                              335,446           326,913
   Cost of shares redeemed
                                                (101,731,646)     (209,176,509)
                                             ---------------   ---------------
                                                  10,190,552         3,640,130
                                             ---------------   ---------------
   Net increase (decrease) in net assets          10,190,552         3,640,130

NET ASSETS:
   Beginning of year                              43,093,519        39,453,389
                                             ---------------   ---------------
   End of year                               $    53,284,071   $    43,093,519
                                             ===============   ===============

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    RESERVE TAX-EXEMPT TRUST
                                             ---------------------------------------------------------------------
                                                    MASSACHUSETTS FUND                    MICHIGAN FUND
                                             ---------------------------------   ---------------------------------
                                                SIX MONTHS                          SIX MONTHS
                                                   ENDED                               ENDED
                                               NOVEMBER 30,       YEAR ENDED       NOVEMBER 30,       YEAR ENDED
                                                   2005          MAY 31, 2005          2005          MAY 31, 2005
                                             ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                     $       144,621   $       123,894   $       120,335   $        82,915
                                             ---------------   ---------------   ---------------   ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                   (144,621)         (123,894)         (120,335)          (82,915)
                                             ---------------   ---------------   ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares                   40,867,914        70,696,703        26,801,513        40,145,244
   Dividends reinvested                              143,691           123,894           119,583            82,915
   Cost of shares redeemed
                                                 (44,331,105)      (66,487,254)      (29,396,980)      (35,670,278)
                                             ---------------   ---------------   ---------------   ---------------
                                                  (3,319,500)        4,333,343        (2,475,884)        4,557,881
                                             ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in net assets          (3,319,500)        4,333,343        (2,475,884)        4,557,881

NET ASSETS:
   Beginning of year                              22,152,581        17,819,238        16,632,250        12,074,369
                                             ---------------   ---------------   ---------------   ---------------
   End of year                               $    18,833,081   $    22,152,581   $    14,156,366   $    16,632,250
                                             ===============   ===============   ===============   ===============

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                             RESERVE TAX-EXEMPT TRUST
                                          -------------------------------
                                                 NEW JERSEY FUND
                                          -------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED
                                            NOVEMBER 30,       MAY 31,
                                               2005             2005
                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                  $      341,071   $      337,190
                                          --------------   --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)               (341,071)        (337,190)
                                          --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares              123,423,527      282,434,698
   Dividends reinvested                          338,847          337,190
   Cost of shares redeemed                  (118,269,553)    (288,028,722)
                                          --------------   --------------
                                               5,492,821       (5,256,834)
                                          --------------   --------------
   Net increase (decrease) in net assets       5,492,821       (5,256,834)

NET ASSETS:
   Beginning of year                          44,989,084       50,245,918
                                          --------------   --------------
   End of year                            $   50,481,905   $   44,989,084
                                          ==============   ==============

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                                               RESERVE TAX-EXEMPT TRUST
                                          -----------------------------------------------------------------
                                                    OHIO FUND                      PENNSYLVANIA FUND
                                          -------------------------------   -------------------------------
                                            SIX MONTHS                        SIX MONTHS
                                               ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                           NOVEMBER 30,        MAY 31,        NOVEMBER 30,       MAY 31,
                                               2005             2005              2005            2005
                                          --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                  $      150,179   $      111,931   $      319,660   $      306,095
                                          --------------   --------------   --------------   --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)               (150,179)        (111,931)        (319,660)        (306,095)
                                          --------------   --------------   --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares               35,091,329       80,335,415       90,190,049      163,192,232
   Dividends reinvested                          149,176          111,931          317,645          306,095
   Cost of shares redeemed                   (33,886,170)     (72,335,170)     (85,254,619)    (164,865,058)
                                          --------------   --------------   --------------   --------------
                                               1,354,335        8,112,176        5,253,075       (1,366,731)
                                          --------------   --------------   --------------   --------------
   Net increase (decrease) in net assets       1,354,335        8,112,176        5,253,075       (1,366,731)

NET ASSETS:
   Beginning of year                          19,023,986       10,911,810       44,693,365       46,060,096
                                          --------------   --------------   --------------   --------------
   End of year                            $   20,378,321   $   19,023,986   $   49,946,440   $   44,693,365
                                          ==============   ==============   ==============   ==============

                                             RESERVE TAX-EXEMPT TRUST
                                          ------------------------------
                                                  VIRGINIA FUND
                                          -------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED
                                            NOVEMBER 30,       MAY 31,
                                               2005             2005
                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                  $       96,743   $       81,075
                                          --------------   --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                (96,743)         (81,075)
                                          --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares               37,466,868       72,769,957
   Dividends reinvested                           96,187           81,075
   Cost of shares redeemed                   (37,191,215)     (70,194,502)
                                          --------------   --------------
                                                 371,840        2,656,530
                                          --------------   --------------
   Net increase (decrease) in net assets         371,840        2,656,530

NET ASSETS:
   Beginning of year                          13,705,598       11,049,068
                                          --------------   --------------
   End of year                            $   14,077,438   $   13,705,598
                                          ==============   ==============

                          SEE NOTES TO FINANCIAL STATEMENTS.

                                                               RESERVE NEW YORK
                                                               TAX-EXEMPT TRUST
                                                    -------------------------------------
                                                                 NEW YORK FUND
                                                    -------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                       NOVEMBER 30,         YEAR ENDED
                                                           2005            MAY 31, 2005
                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                            $       1,220,046   $       1,155,796
                                                    -----------------   -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                          (1,220,046)         (1,155,796)
                                                    -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
   Proceeds from sale of shares                           297,890,272         517,833,490
   Dividends reinvested                                     1,209,728           1,155,796
   Cost of shares redeemed                               (289,442,636)       (527,148,018)
                                                    -----------------   -----------------
                                                            9,657,364          (8,158,732)
                                                    -----------------   -----------------
   Net increase (decrease) in net assets                    9,657,364          (8,158,732)

NET ASSETS:
   Beginning of year                                      164,422,970         172,581,702
                                                    -----------------   -----------------
   End of year                                      $     174,080,334   $     164,422,970
                                                    =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE NEW YORK TAX-EXEMPT TRUST
                               RESERVE TAX-EXEMPT TRUST
                         RESERVE MUNICIPAL MONEY-MARKET TRUST
                             (COLLECTIVELY, THE "TRUSTS")

                            NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES:

The Trusts are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2005, there were six (6) series of The Reserve Fund authorized: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund and U.S. Treasury II Fund; eleven (11) separate series of the Reserve Tax-Exempt Trust authorized: Interstate Tax-Exempt Fund, Interstate II Tax-Exempt Fund (which has not commenced operations), California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund; and one (1) series of the Reserve New York Tax-Exempt Trust authorized: the New York Tax-Exempt Fund. These financial statements and notes apply to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund; the Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust; the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust (each, a "Fund", and collectively, the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund allocate investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the

     Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Funds' Investment Adviser, subject to the policies adopted by the Boards of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing each Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. Each Fund (with the exception of Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund) pays RMCI a comprehensive management fee of 0.80% of such Fund's average daily net assets, which is accrued daily. For the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

                                                                     TREASURER'S
CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST      CLASS 70  CLASS 75  CLASS 95  CLASS R
-------  --------  --------  --------  --------  --------  --------  -----------   --------  --------  --------  -------
 0.08%     0.12%     0.15%     0.20%     0.25%     0.35%     0.45%      0.60%        0.50%     0.55%     0.75%     0.80%

The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation for the Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under each Fund's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share.

Included in "Other assets, less liabilities" in the Statement of Net Assets of Primary Fund at May 31, 2005 are amounts due Primary Fund from RMCI in the amount of $16.7 million. Processing errors resulted in these amounts being held in the bank accounts unrelated to the Fund but under the supervision of an RMCI affiliate. This amount was returned to Primary Fund on September 23, 2005 with interest in the amount of approximately $300,000 to be paid to Primary Fund as soon as practicable.

DISTRIBUTION ASSISTANCE:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Reserve Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares for the Funds that offer a single class of shares and of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund's Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of each such Class' average daily net assets.

(3)  CONCENTRATION OF CREDIT RISK:

Total assets of each Fund in the Trusts include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)  INVESTMENT CONCENTRATION:

The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2005:

INTERSTATE TAX-EXEMPT FUND 99.8%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                                          0.7%
  Allied Irish Bank, PLC                                                    0.5%
  Bank of America NA                                                        2.7%
  Bank of Montreal                                                          0.3%
  Bank of New York                                                          3.2%
  Bank of Nova Scotia                                                       4.8%
  Barclays Bank PLC                                                         2.4%
  Bayerische Landesbank Girozentrale                                        3.4%
  BNP Paribas                                                               2.0%
  Citibank, NA                                                              4.1%
  Comerica Bank                                                             2.5%
  Credit Suisse First Boston                                                0.5%
  Den Danske Bank                                                           0.9%
  DEPFA Bank, PLC                                                           4.6%
  FHLB                                                                      0.5%
  Fifth Third Bank                                                          0.3%
  Fortis Bank                                                               1.4%
  FRMC                                                                      1.2%
  Harris Trust & Savings Bank                                               0.1%
  Harvard University                                                        2.6%
  HBOS PLC                                                                  0.6%
  JPMorganChase Bank                                                        2.7%
  Keybank NA                                                                1.4%
  Kredietbank NV                                                            1.0%
  La Salle Bank, NA                                                         4.6%
  Landesbank Baden-Wurttemberg                                              0.4%
  Landesbank Hessen-Thuerinigen Girozentrale                                3.5%
  Lloyds TSB Bank PLC                                                       3.8%
  M&T Bank                                                                  1.0%
  MIT. Mass Inst Tech                                                       3.4%
  Natexis Banques Populaires                                                0.1%
  Northern Trust Co.                                                        1.0%
  PNC Bank, NA                                                              1.4%
  Princeton University                                                      0.5%
  Rabobank Nederland                                                        2.3%
  Regions Bank                                                              0.1%
  Royal Bank of Canada, Montreal                                            1.0%
  Royal Bank of Scotland                                                    1.5%
  Smith College                                                             0.1%
  Societe Generale                                                          1.1%
  State Street Bank & Trust Co.                                             1.1%
  Suntrust Bank of Nashville NA                                             0.5%
  Suntrust Bank of Atlanta                                                  3.2%
  University of Virginia                                                    1.0%
  US Bank, NA MPLS                                                          3.1%
  Wachovia Bank NA                                                          2.6%
  Wells Fargo Bank NA                                                       1.0%
  Westdeutsche Landesbank AG                                                0.4%
  Yale                                                                      4.0%

* BOND INSURANCE
  AMBAC                                                                     2.7%
  FGIC                                                                      3.4%
  FSA                                                                       3.8%
  MBIA                                                                      2.8%

CALIFORNIA TAX-EXEMPT FUND 96.6%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                                                    2.2%
  Bank of America NA                                                        3.9%
  Bank of New York                                                          4.9%
  Bank of Nova Scotia                                                       8.2%
  BNP Paribas                                                               4.2%
  Calyon NY                                                                 1.0%
  Citibank, NA                                                              1.3%
  Comerica Bank                                                             3.1%
  Den Danske Bank                                                           3.9%
  Fortis Babk                                                               2.9%
  Kredietbank NV, Brussels                                                  9.3%
  La Salle Bank, NA                                                         6.5%
  Landesbank Baden-Wurttemberg                                              1.6%
  Landesbank Hessen-Thuerinigen Girozentrale                                4.9%
  Republic N.B. New York                                                    2.4%
  Royal Bank of Canada, Montreal                                            1.0%
  Societe Generale                                                          6.3%
  State Street Bank & Trust Co.                                             6.6%
  US Bank NA                                                                3.7%
  Wachovia Bank NA                                                          2.1%
  Wells Fargo Bank NA                                                       3.7%

* BOND INSURANCE
  AMBAC                                                                     1.6%
  FRMC                                                                      3.9%
  MBIA                                                                      7.4%

CONNECTICUT TAX-EXEMPT FUND 81.2%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                                                    6.9%
  Bank of America                                                           4.6%
  Bank of Montreal                                                          4.6%
  JPMorganChase Bank                                                        4.6%
  Kreditbank NV, Brussels                                                   4.6%
  La Salle Bank, NA                                                         8.3%
  Landesbank Hessen-Thueringen Girozentrale                                 4.6%
  Northern Trust Co.                                                        4.6%
  Wachovia Bank NA                                                          6.5%
  Yale                                                                      4.6%

* BOND INSURANCE
  AMBAC                                                                     6.9%
  FGIC                                                                      8.1%
  FSA                                                                       4.6%
  MBIA                                                                      7.7%

FLORIDA TAX-EXEMPT FUND 86.5%

  LETTER OF CREDIT
  Bank of America NA                                                        4.5%
  BNP Paribas                                                               7.8%
  Citibank, NA                                                              3.8%
  Fifth Third Bank                                                          2.4%
  Florida Power & Light                                                     3.9%
  HBOS PLC                                                                  5.9%
  JPMorganChase Bank                                                        6.3%
  Keybank NA                                                                2.8%
  La Salle Bank NA                                                          3.8%
  Northern Trust Co.                                                        4.1%
  Republic National Bank                                                    3.6%
  Societe Generale                                                          3.6%
  State Street Bank & Trust Co.                                             3.9%
  Suntrust Bank                                                             6.3%
  Wachovia Bank NA                                                          6.1%

* BOND INSURANCE
  AMBAC                                                                     8.1%
  FGIC                                                                      3.9%
  FRMC                                                                      2.3%
  FSA                                                                       3.4%

MASSACHUSETTS TAX-EXEMPT FUND 94.1%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                                                    3.8%
  Bank of America                                                           3.8%
  Bank of Nova Scotia                                                       3.5%
  Comercia Bank, Detroit                                                    4.2%
  Depfa Bank, PLC                                                           4.5%
  Harvard University                                                        3.7%
  La Salle Bank, NA                                                         4.2%
  Landesbank Baden-Wurttemberg                                              1.1%
  Landesbank Hessen-
  Thueringen Girozentrale                                                   4.8%
  Lloyds TSB Bank PLC                                                       3.7%
  MIT Mass Inst Tech                                                        3.7%
  PNC                                                                       4.2%
  Royal Bank of Scotland                                                    2.4%
  Smith College                                                             4.2%
  State ST. Bank & Trust Co. Boston                                         3.7%
  Sun Trust Bank of Atlanta                                                 3.2%
  Wachovia Bank NA                                                          4.2%
  Wellesley College                                                         4.2%
  Williams College                                                          3.7%

* BOND INSURANCE
  AMBAC                                                                     3.3%
  FGIC                                                                      6.6%
  FSA                                                                       8.8%
  MBIA                                                                      4.6%

MICHIGAN TAX-EXEMPT FUND 97.3%

  LETTER OF CREDIT
  Bank of America, NA                                                       4.9%
  Barclay                                                                   4.9%
  Comerica Bank                                                             8.2%
  Depfa Bank PLC                                                            7.6%
  FHLB                                                                      4.9%
  Fifth Third Bank                                                          4.9%
  JPMorganChase Bank                                                        8.5%
  Kredietbank NV                                                            4.9%
  La Salle Bank, NA                                                         4.2%
  Landesbank Hessen-
  Thuerinigen Girozentrale                                                  4.9%
  National City Bank                                                        7.8%
  Standard Federal Bank, NA                                                 3.5%
  Wachovia Bk & TR Co.                                                      3.5%

* BOND INSURANCE
  AMBAC                                                                     4.9%
  FGIC                                                                      4.9%
  FSA                                                                       9.9%
  MBIA                                                                      4.9%

NEW JERSEY TAX-EXEMPT FUND 88.2%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                                                    4.0%
  Bank of America                                                           3.9%
  Bank of New York                                                          6.4%
  Bank of Nova Scotia                                                       3.8%
  Bayerische Landesbank Girozentrale                                        6.5%
  Citibank, NA                                                              4.8%
  Dexia Credit Local                                                        3.8%
  JPMorganChase Bank                                                        9.1%
  Kredietbank NV. Brussels                                                  2.3%
  Lloyds TSB Bank PLC                                                       3.9%
  PNC Bank, NA                                                              6.8%
  Princeton University                                                      4.8%
  Suntrust Bank                                                             4.8%
  Wachovia Bank NA                                                          7.3%

* BOND INSURANCE
  AMBC                                                                      3.8%
  FGIC                                                                      2.0%
  FSA                                                                       2.4%
  MBIA                                                                      7.8%

OHIO TAX-EXEMPT FUND 92.6%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                                          3.9%
  Allied Irish Bank, PLC                                                    3.4%
  Bank of America, NA                                                       3.6%
  Bank of Nova Scotia                                                       2.5%
  Barclays Bank PLC                                                         3.4%
  Bayerische Landesbank Girozentrale                                        3.9%
  BNP Paribas                                                               3.4%
  Citibank, NA                                                              3.9%
  Fifth Third Bank                                                          4.6%
  HBOS PLC                                                                  7.3%
  JPMorganChase Bank                                                        7.4%
  Keybank NA                                                                6.9%
  La Salle Bank, NA                                                         3.4%
  Landesbank Hessen-Thurin                                                  4.4%
  National City Bank                                                        2.5%
  Ohio State University                                                     2.9%
  Republic National Bank                                                    2.4%
  State Street Bank & Trust Co.                                             3.9%
  US Bank NA                                                                3.9%
  Wachovia Bank NA                                                          3.9%
  Wells Fargo Bank NA                                                       2.0%
  Westdeutsche Landesbank AG                                                2.0%

* BOND INSURANCE
  AMBAC                                                                     2.9%
  MBIA                                                                      4.2%

PENNSYLVANIA TAX-EXEMPT FUND 90.5%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                                          7.6%
  Allied Irish Bank, PLC                                                    3.0%
  Bank of America NA                                                        4.0%
  Bank of Nova Scotia                                                       4.0%
  Bay Landesbank Girozentrale                                               4.0%
  Comerica Bank                                                             3.6%
  Depfa Bank, PLC                                                           4.0%
  Dexia Bank                                                                5.2%
  JPMorganChase Bank                                                        4.4%
  Kredietbank NV. Brussels                                                  3.2%
  Landesbank Hessen-Thuerinigen Girozentrale                                8.4%
  Northern Trust Co.                                                        3.9%
  PNC Bank, NA                                                              7.2%
  Rabobank Nederland                                                        4.0%
  University of Pennsylvania                                                4.0%
  Wachovia Bank NA                                                          7.3%

* BOND INSURANCE
  AMBAC                                                                     3.2%
  FSA                                                                       4.0%
  MBIA                                                                      5.5%

VIRGINIA TAX-EXEMPT FUND 81.8%

  LETTER OF CREDIT
  Bank of America NA                                                        5.0%
  BNP Paribas                                                               8.5%
  BB&T NA                                                                   7.3%
  Citibank                                                                  5.0%
  JP Morgan/ Chase                                                          5.0%
  Kredietbank NV. Brussels                                                  5.0%
  Suntrust Bank                                                             8.2%
  University of Virginia                                                    7.8%
  US Bank NA                                                                5.0%
  Wachovia Bank NA                                                          5.0%

* BOND INSURANCE
  AMBAC                                                                     5.0%
  FRMC                                                                      5.0%
  FSA                                                                       5.0%
  MBIA                                                                      5.0%

NEW YORK TAX-EXEMPT FUND 99.6%

  LETTER OF CREDIT
  ABN/AMRO                                                                  4.1%
  Allied Irish Bank, PLC                                                    3.6%
  Bank of America NA                                                        4.1%
  Bank of New York                                                          4.3%
  Bayerische Landesbank Girozentrale                                        3.7%
  Citibank, NA                                                              3.5%
  Comerica Bank. Detroit                                                    3.6%
  Depfa Bank, PLC                                                           3.8%
  Fortis Babk                                                               4.0%
  FRMC                                                                      4.7%
  JP Morgan Chase                                                           4.0%
  Keybank NA Cleveland OH                                                   7.1%
  Landesbank Baden-Wurternberg                                              4.1%
  Landesbank Hessen-Thueringen Girozentrale                                 4.0%
  Lloyds                                                                    3.0%
  Rabobank                                                                  3.5%
  Republic N.B. New York                                                    0.9%
  Royal Bank of Canada, Montreal                                            4.0%
  Royal Bank of Scotland                                                    0.9%
  Societe Generale                                                          3.5%
  Wachovia BK & TR CO.
  NA North Carolina                                                         2.7%
  Wells Fargo Bank NA                                                       4.6%
  Westdeutsche Landesbank Girozentrale                                      4.5%

* BOND INSURANCE
  FGIC                                                                      7.5%
  FSA                                                                       5.6%
  MBIA                                                                      0.3%

----------
*    Some securities may be backed by both a line of credit and bond insurance.
^    Amount is less than 0.05%.

(5)  COMPOSITION OF NET ASSETS:

At November 30, 2005, the composition of each Fund's net assets was as follows:

                                 PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                   FUND               FUND             FUND
                            -----------------  -----------------  -----------------
Par Value                   $      20,661,861  $       2,325,314  $         480,170
Additional Paid-in-Capital     20,641,199,007      2,322,988,452        479,690,037
                            -----------------  -----------------  -----------------
Net Assets                  $  20,661,860,868  $   2,325,313,766  $     480,170,207
                            =================  =================  =================

The tax basis of each Fund's net assets is the same as the basis for financial reporting at November 30, 2005. There was no undistributed net investment income for any of the Funds at November 30, 2005.

At November 30, 2005, the composition of each Fund's net assets was as follows:

                                             INTERSTATE        CALIFORNIA         CONNECTICUT        FLORIDA        MASSACHUSETTS
                                                FUND              FUND                FUND             FUND              FUND
                                          ----------------  ----------------  ----------------  ----------------  ----------------
Par Value                                 $      1,024,313  $        101,769  $         25,975  $         53,284  $         18,833
Additional-Paid-in-Capital                   1,023,288,584       101,666,880        25,949,050        53,230,787        18,814,248
                                          ----------------  ----------------  ----------------  ----------------  ----------------
Net Assets                                $  1,024,312,897  $    101,768,649  $     25,975,025  $     53,284,071  $     18,833,081
                                          ================  ================  ================  ================  ================

                                              MICHIGAN          NEW JERSEY            OHIO        PENNSYLVANIA        VIRGINIA
                                                FUND              FUND                FUND             FUND              FUND
                                          ----------------  ----------------  ----------------  ----------------  ----------------
Par Value                                 $         14,156  $         50,482  $         20,378  $         49,946  $         14,077
Additional-Paid-in-Capital                      14,142,210        50,431,423        20,357,943        49,896,494        14,063,361
                                          ----------------  ----------------  ----------------  ----------------  ----------------
Net Assets                                $     14,156,366  $     50,481,905  $      20,378,32  $     49,946,440  $     14,077,438
                                          ================  ================  ================  ================  ================

                                                                                    NEW YORK
                                                                                      FUND
                                                                                ----------------
Par Value                                                                       $        174,080
Additional-Paid-in-Capital                                                           173,906,254
                                                                                ----------------
Net Assets                                                                      $    174,080,334
                                                                                ================

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2005.

(6)  CAPITAL SHARE TRANSACTIONS:

For the six months ended November 30, 2005 and the year ended May 31, 2005, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

                                                                          NOVEMBER 30, 2005
                                          ---------------------------------------------------------------------------------
                                                CLASS R             CLASS 95              CLASS 75            CLASS 70
                                          ------------------   ------------------   ------------------   ------------------
PRIMARY FUND
Sold                                          12,606,462,276            6,315,939          250,270,745           11,067,804
Reinvested                                        80,745,059              159,230            1,120,533              263,123
Redeemed                                     (12,058,820,298)          (7,812,649)        (212,237,374)         (12,367,028)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                          628,387,037           (1,337,480)          39,153,904           (1,036,101)
                                          ==================   ==================   ==================   ==================

                                              TREASURER'S
                                                 TRUST              CLASS 45              CLASS 35            CLASS 25
                                          ------------------   ------------------   ------------------   ------------------
PRIMARY FUND
(CONTINUED)
Sold                                           2,012,238,232           57,982,963            5,197,305          223,899,612
Reinvested                                         9,838,631              297,466               73,194            8,736,402
Redeemed                                      (1,922,331,002)         (46,179,164)          (4,454,813)        (289,908,548)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                           99,745,861           12,101,265              815,686          (57,272,534)
                                          ==================   ==================   ==================   ==================

                                                CLASS 20            CLASS 15              CLASS 12            CLASS 8
                                          ------------------   ------------------   ------------------   ------------------
PRIMARY FUND
(CONTINUED)
Sold                                             516,732,267          170,397,853        1,411,181,191      157,033,760,011
Reinvested                                         4,297,454            1,362,203            3,584,906          155,453,878
Redeemed                                        (496,442,691)        (145,877,644)      (1,141,358,897)    (149,775,979,763)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                           24,587,030           25,882,412          273,407,200        7,413,234,126
                                          ==================   ==================   ==================   ==================

                                                                   TREASURER'S
                                                CLASS R               TRUST               CLASS 45            CLASS 25
                                          ------------------   ------------------   ------------------   ------------------
U.S. GOVERNMENT FUND
Sold                                           1,880,333,823          161,231,450           19,581,847           72,723,326
Reinvested                                        12,479,115            1,205,227              124,987              169,388
Redeemed                                      (1,727,802,874)        (150,144,825)         (15,815,423)         (66,300,043)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase                                     165,010,064           12,291,852            3,891,411            6,592,671
                                          ==================   ==================   ==================   ==================

                                                                    CLASS 15             CLASS 12              CLASS 8
                                                               ------------------   ------------------   ------------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                                   18,922,000          105,100,311        4,909,729,577
Reinvested                                                                  6,296            1,416,244           12,354,845
Redeemed                                                              (18,926,528)         (74,096,416)      (4,336,229,093)
                                                               ------------------   ------------------   ------------------
Net Increase                                                                1,768           32,420,139          585,855,329
                                                               ==================   ==================   ==================

                                                                   TREASURER'S
                                                CLASS R               TRUST              CLASS 75             CLASS 45
                                          ------------------   ------------------   ------------------   ------------------
U.S. TREASURY FUND
Sold                                             846,195,617          127,599,052           52,203,886            4,344,297
Reinvested                                         3,600,512            1,120,942               30,060               16,479
Redeemed                                        (817,868,789)        (126,429,016)         (52,291,374)          (3,078,228)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                           31,927,340            2,290,978              (57,428)           1,282,548
                                          ==================   ==================   ==================   ==================

                                                                    CLASS 25             CLASS 12             CLASS 8
                                                               ------------------   ------------------   ------------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                                            0               50,000           72,641,425
Reinvested                                                                    389                  483              584,674
Redeemed                                                                     (237)                (251)         (83,249,431)
                                                               ------------------   ------------------   ------------------
Net Increase (Decrease)                                                       152               50,232          (10,023,332)
                                                               ==================   ==================   ==================

                                                                     FOR YEAR ENDED MAY 31, 2005
                                          ---------------------------------------------------------------------------------
                                                CLASS R             CLASS 95             CLASS 75             CLASS 70
                                          ------------------   ------------------   ------------------   ------------------
PRIMARY FUND
Sold                                          20,317,040,980           19,478,849          250,458,815           24,810,896
Reinvested                                        60,193,544              162,324              798,945              292,321
Redeemed                                     (20,457,289,010)         (22,497,206)        (202,377,304)         (32,242,742)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                          (80,054,486)          (2,856,033)          48,880,456           (7,139,525)
                                          ==================   ==================   ==================   ==================

                                              TREASURER'S
                                                 TRUST               CLASS 45            CLASS 35             CLASS 25
                                          ------------------   ------------------   ------------------   ------------------
PRIMARY FUND
(CONTINUED)
Sold                                            2,779,477,93           88,088,407           14,780,502          350,322,888
Reinvested                                         7,738,103              241,762               78,301           12,495,241
Redeemed                                      (2,621,233,736)         (86,780,202)         (16,239,341)      (1,158,996,938)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                          165,982,302            1,549,967           (1,380,538)        (796,178,809)
                                          ==================   ==================   ==================   ==================

                                                CLASS 20            CLASS 15             CLASS 12              CLASS 8
                                          ------------------   ------------------   ------------------   ------------------
PRIMARY FUND
(CONTINUED)
Sold                                           1,118,651,531          992,287,061        4,501,615,920      220,494,062,320
Reinvested                                         4,365,852            2,191,068            5,768,194           99,955,275
Redeemed                                        (856,507,971)      (1,069,271,200)      (4,645,431,393)    (227,429,631,524)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                          266,509,412          (74,793,071)        (138,047,279)      (6,835,613,929)
                                          ==================   ==================   ==================   ==================

                                                                   TREASURER'S
                                                CLASS R               TRUST              CLASS 45              CLASS 25
                                          ------------------   ------------------   ------------------   ------------------
U.S. GOVERNMENT FUND
Sold                                           3,093,006,825          249,939,182            9,850,904          143,765,170
Reinvested                                         9,219,775              864,601                7,493              667,016
Redeemed                                      (3,015,709,524)        (188,939,449)            (668,578)        (205,855,980)
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                           86,517,076           61,864,334            9,189,819          (61,423,794)
                                          ==================   ==================   ==================   ==================

                                                                    CLASS 15             CLASS 12              CLASS 8
                                                               ------------------   ------------------   ------------------
Sold                                                                           --           44,000,000        8,004,595,101
Reinvested                                                                  1,915              181,994            4,047,422
Redeemed                                                                       --                   --       (7,853,060,412)
                                                               ------------------   ------------------   ------------------
Net Increasex (Decrease)                                                    1,915           44,181,994          155,582,111
                                                               ==================   ==================   ==================

                                                                                        AUGUST 16,
                                                                                          2004*
                                                                                        TO MAY 31,
                                                                   TREASURER'S            2005
                                                CLASS R               TRUST              CLASS 75             CLASS 45
                                          ------------------   ------------------   ------------------   ------------------
U.S. TREASURY FUND
Sold                                           1,627,208,683          299,762,174           81,755,700                   --
Reinvested                                         2,829,445            1,064,044               39,853                  139
Redeemed                                      (1,693,659,193)        (458,193,272)         (80,348,378)                  --
                                          ------------------   ------------------   ------------------   ------------------
Net Increase (Decrease)                          (63,621,065)        (157,367,054)           1,447,175                  139
                                          ==================   ==================   ==================   ==================

                                                                    CLASS 25             CLASS 12              CLASS 8
                                                               ------------------   ------------------   ------------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                                   13,502,367                   --          255,762,999
Reinvested                                                                    408                   --^^            739,438
Redeemed                                                              (13,502,616)                  --         (257,148,717)
                                                               ------------------   ------------------   ------------------
Net Increase (Decrease)                                                       159                   --^^           (646,280)
                                                               ==================   ==================   ==================

----------
*    Commencement of Class.
^^   Amount is less than $0.50.

For the six months ended November 30, 2005, and year ended May 31, 2005, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                 SIX MONTHS ENDED NOVEMBER 30, 2005
                                     ---------------------------------------------------------
                                                             TREASURER'S
                                          CLASS R               TRUST             CLASS 75
                                     -----------------   -----------------   -----------------
Sold                                       540,368,722         188,136,544              61,000
Reinvested                                   1,961,959             344,531                  98
Redeemed                                  (520,229,326)       (200,947,304)            (51,172)
                                     -----------------   -----------------   -----------------
Net Increase (Decrease)                     22,101,355         (12,466,229)              9,926
                                     =================   =================   =================

                                          CLASS 70             CLASS 45           CLASS 25
                                     -----------------   -----------------   -----------------
Sold                                       147,712,807             811,439          53,947,501
Reinvested                                      20,137               3,086             454,570
Redeemed                                  (147,348,396)           (400,712)        (95,848,659)
                                     -----------------   -----------------   -----------------
Net Increase (Decrease)                        384,548             413,813         (41,446,588)
                                     =================   =================   =================

                                          CLASS 15            CLASS 12            CLASS 8
                                     -----------------   -----------------   -----------------
Sold                                                14                   3       5,452,375,548
Reinvested                                       1,192                 117           9,433,907
Redeemed                                           (13)                 (1)     (5,818,816,446)
                                     -----------------   -----------------   -----------------
Net Increase (Decrease)                          1,193                 119        (357,006,991)
                                     =================   =================   =================

For the years ended May 31, 2005 and May 31, 2004, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                      YEAR ENDED MAY 31, 2005
                                     ---------------------------------------------------------
                                                                              OCTOBER 1, 2004*
                                                              TREASURER'S     TO MAY 31, 2005
                                            CLASS R              TRUST           CLASS 75
                                     -----------------   -----------------   -----------------
Sold                                     1,218,219,096         257,552,413               1,510
Reinvested                                   1,904,802             357,612                   2
Redeemed                                (1,242,244,626)       (231,731,228)             (1,411)
                                     -----------------   -----------------   -----------------
Net Increase (Decrease)                    (22,120,728)         26,178,797                 101
                                     =================   =================   =================

                                      OCTOBER 1, 2004*
                                      TO MAY 31, 2005
                                          CLASS 70            CLASS 45           CLASS 25
                                     -----------------   -----------------   -----------------
Sold                                        75,609,267              65,703         106,352,469
Reinvested                                      21,974                 158             387,135
Redeemed                                   (74,686,333)             (6,055)        (44,943,518)
                                     -----------------   -----------------   -----------------
Net Increase (Decrease)                        944,908              59,806          61,796,086
                                     =================   =================   =================

                                                         FEBRUARY 1, 2005*
                                                          TO MAY 31, 2005
                                          CLASS 15            CLASS 12            CLASS 8
                                     -----------------   -----------------   -----------------
Sold                                                24               9,999       5,872,411,962
Reinvested                                       1,570                  71           9,804,274
Redeemed                                           (15)                 --      (4,925,031,660)
                                     -----------------   -----------------   -----------------
Net Increase (Decrease)                          1,579              10,070         957,184,576
                                     =================   =================   =================

----------
*    Commencement of Class operations.

(7)  COMMITMENTS AND CONTINGENCIES:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

                                                                           CLASS R
                                    -------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                 YEARS ENDED MAY 31,
                                    NOVEMBER 30,      -------------------------------------------------------------------
                                        2005              2005          2004          2003          2002          2001
                                    ------------      -----------   -----------   -----------   -----------   -----------
PRIMARY FUND
Net asset value at
  beginning of year                 $     1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                    ------------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0130           0.0100        0.0011        0.0065        0.0187        0.0511
Dividends from net
  investment income                      (0.0130)         (0.0100)      (0.0011)      (0.0065)      (0.0187)      (0.0511)
                                    ------------      -----------   -----------   -----------   -----------   -----------
Net asset value at
  end of year                       $     1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                    ============      ===========   ===========   ===========   ===========   ===========
Total Return                                1.30%            1.01%         0.11%         0.65%         1.90%         5.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)                   $    6,615.5      $   5,987.1   $   6,067.2   $   6,231.8   $   6,462.0   $   6,241.8
Ratio of expenses to
  average net assets                        1.00%(a)         1.00%         1.00%         1.00%         1.01%         1.00%
Ratios of expenses
  to average net assets,
  net of fee waivers                        1.00%(a)         1.00%         0.99%             (b)           (b)           (b)
Ratio of net investment
  income to average
  net assets                                2.62%(a)         1.00%         0.10%         0.64%         1.86%         5.11%

                                                                            CLASS 95
                                                         -----------------------------------------------
                                                          SIX MONTHS                         AUGUST 12,
                                                             ENDED           YEAR ENDED       2003* TO
                                                         NOVEMBER 30,          MAY 31,         MAY 31,
                                                             2005               2005            2004
                                                         ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                   $     1.0000       $     1.0000    $     1.0000
                                                         ------------       ------------    ------------
Net investment income                                          0.0132             0.0105          0.0009
Dividends from net investment income                          (0.0132)           (0.0105)        (0.0009)
                                                         ------------       ------------    ------------
Net asset value at end of period                         $     1.0000       $     1.0000    $     1.0000
                                                         ============       ============    ============
Total Return                                                     1.33%              1.06%           0.09%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                      $       11.8       $       13.1    $       16.0
Ratio of expenses to average net assets                          0.95%(a)           0.95%           0.95%(a)
Ratio of net investment income to
  average net assets                                             2.67%(a)           1.00%           0.14%(a)

                                                                           CLASS 75
                                    -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                 MAY 29,
                                        ENDED                             YEARS ENDED MAY 31,                    2001*
                                    NOVEMBER 30,      -----------------------------------------------------    TO MAY 31,
                                        2005              2005          2004          2003          2002          2001
                                    ------------      -----------   -----------   -----------   -----------   -----------
PRIMARY FUND
Net asset value at
  beginning of period                $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                    ------------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0142           0.0125        0.0035        0.0090        0.0213        0.0003
Dividends from net
  investment income                      (0.0142)         (0.0125)      (0.0035)      (0.0090)      (0.0213)      (0.0003)
                                    ------------      -----------   -----------   -----------   -----------   -----------
Net asset value at
  end of period                      $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                1.43%            1.27%         0.35%         0.90%         2.16%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                  $      94.9      $      55.7   $       6.8   $      14.1   $      23.5   $      34.7
Ratio of expenses  to
 average net assets                         0.75%(a)         0.75%         0.75%         0.75%         0.76%         0.75%(a)
Ratio of net investment
  income to average
  net assets                                2.87%(a)         1.33%         0.37%         0.95%         2.33%         3.97%(a)

                                                                            CLASS 70
                                                         -----------------------------------------------
                                                          SIX MONTHS                         AUGUST 12,
                                                             ENDED           YEAR ENDED       2003* TO
                                                         NOVEMBER 30,          MAY 31,         MAY 31,
                                                             2005               2005            2004
                                                         ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                   $     1.0000       $     1.0000    $     1.0000
Net investment income                                          0.0145             0.0130          0.0029
Dividends from net investment income                           (0.014)            (0.013)        (0.0029)
                                                         ------------       ------------    ------------
Net asset value at end of period                         $     1.0000       $     1.0000    $     1.0000
                                                         ============       ============    ============
Total Return                                                     1.46%              1.32%           0.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                      $       18.4       $       19.4    $       26.6
Ratio of expenses to average net assets                          0.70%(a)           0.70%           0.70%(a)
Ratio of net investment income to
  average net assets                                             2.92%(a)           1.26%           0.39%(a)

                                                                       TREASURER'S TRUST
                                     ------------------------------------------------------------------------------------
                                      SIX MONTHS                                                                 MAY 29,
                                        ENDED                          YEARS ENDED MAY 31,                        2001*
                                     NOVEMBER 30,     -----------------------------------------------------    TO MAY 31,
                                        2005              2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
PRIMARY FUND
Net asset value at
  beginning of period                $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0150           0.0140        0.0050        0.0105        0.0228        0.0003
Dividends from net
  investment income                      (0.0150)         (0.0140)      (0.0050)      (0.0105)      (0.0228)      (0.0003)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at
  end of period                      $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                1.51%            1.42%         0.50%         1.06%         2.32%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                  $     709.4      $     609.7   $     443.7   $     497.4   $     510.0   $     224.5
Ratio of expenses to
  average net assets                        0.60%(a)         0.60%         0.60%         0.60%         0.60%         0.60%(a)
Ratio of net investment
  income to average
  net assets                                3.02%(a)         1.49%         0.50%         1.04%         2.05%         4.12%(a)

                                                                           CLASS 45
                                     ------------------------------------------------------------------------------------
                                      SIX MONTHS                                                                 MAY 29,
                                        ENDED                          YEARS ENDED MAY 31,                        2001*
                                     NOVEMBER 30,     -----------------------------------------------------    TO MAY 31,
                                        2005              2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
PRIMARY FUND
Net asset value at
  beginning of period                $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0157           0.0155        0.0065        0.0120        0.0243        0.0004
Dividends from net
  investment income                      (0.0157)         (0.0155)      (0.0065)      (0.0120)      (0.0243)      (0.0004)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at
  end of period                      $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                1.58%            1.57%         0.65%         1.21%         2.48%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                  $      29.7      $      17.6   $      16.0   $      13.5   $      23.1   $       7.4
Ratio of expenses to
  average net assets                        0.45%(a)         0.45%         0.45%         0.45%         0.45%         0.45%(a)
Ratio of net investment
  income to average
  net assets                                3.17%(a)         1.58%         0.65%         1.23%         2.13%         4.27%(a)

                                                             CLASS 35
                                     --------------------------------------------------------
                                      SIX MONTHS                                        JULY 1,
                                        ENDED            YEARS ENDED MAY 31,             2002*
                                     NOVEMBER 30,     -------------------------        TO MAY 31,
                                        2005              2005          2004             2003
                                     -----------      -----------   -----------       -----------
PRIMARY FUND
Net asset value at beginning of
  period                             $    1.0000      $    1.0000   $    1.0000       $    1.0000
                                     -----------      -----------   -----------       -----------
Net investment income                     0.0162           0.0165        0.0050            0.0075
Dividends from net investment
  income                                 (0.0162)         (0.0165)      (0.0050)          (0.0075)
                                     -----------      -----------   -----------       -----------
Net asset value at end of period     $    1.0000      $    1.0000   $    1.0000       $    1.0000
                                     ===========      ===========   ===========       ===========
Total Return                                1.64%            1.68%         0.51%             0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                          $      4.5       $      3.7    $      5.1       $       0.0^
Ratio of expenses to average
  net assets                                0.35%(a)         0.35%         0.35%(a)+          0.35%(a)+
Ratio of net investment income
  to average net assets                     3.27%(a)         1.49%         0.74%(a)+         1.45%(a)+

                                                                           CLASS 25
                                     ------------------------------------------------------------------------------------
                                      SIX MONTHS                                                                 MAY 29,
                                        ENDED                          YEARS ENDED MAY 31,                        2001*
                                     NOVEMBER 30,     -----------------------------------------------------    TO MAY 31,
                                        2005              2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
PRIMARY FUND
Net asset value at
  beginning of period                $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0167           0.0175        0.0085        0.0140        0.0263        0.0004
Dividends from net investment
  income                                 (0.0167)         (0.0175)      (0.0085)      (0.0140)      (0.0263)      (0.0004)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of period     $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                1.69%            1.78%         0.86%         1.42%         2.69%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)  $     495.0      $     552.3   $   1,348.4   $   1,524.7   $   2,113.4   $     442.0

Ratio of expenses to average
  net assets                                0.25%(a)         0.25%         0.25%         0.25%         0.25%         0.25%(a)
Ratio of net investment income to
  average net assets                        3.37%(a)         1.65%         0.84%         1.41%         2.31%         4.47%(a)

                                                                            CLASS 20
                                                         -----------------------------------------------
                                                          SIX MONTHS                        FEBRUARY 12
                                                             ENDED           YEAR ENDED       2004* TO
                                                         NOVEMBER 30,          MAY 31,         MAY 31,
                                                             2005               2005            2004
                                                         ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                   $     1.0000       $     1.0000    $     1.0000
                                                         ------------       ------------    ------------
Net investment income                                          0.0170             0.0180          0.0025
Dividends from net investment income                          (0.0170)           (0.0180)        (0.0025)
                                                         ------------       ------------    ------------
Net asset value at end of period                         $     1.0000       $     1.0000    $     1.0000
                                                         ============       ============    ============
Total Return                                                     1.71%              1.83%           0.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                      $      291.1       $      266.5    $        0.0^
Ratio of expenses to average net assets                          0.20%(a)           0.20%           0.20%(a)
Ratio of net investment income to average
  net assets                                                     3.42%(a)           1.86%           0.89%(a)

                                                                           CLASS 15
                                     ----------------------------------------------------------------------
                                      SIX MONTHS                                                 JULY 30,
                                        ENDED                     YEARS ENDED MAY 31,              2001*
                                     NOVEMBER 30,     ---------------------------------------       TO
                                        2005              2005          2004          2003         2002
                                     -----------      -----------   -----------   -----------   -----------
PRIMARY FUND
Net asset value at
  beginning of period                $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------
Net investment income                     0.0172           0.0185        0.0095        0.0150        0.0205
Dividends from net investment
  income                                 (0.0172)         (0.0185)      (0.0095)      (0.0150)      (0.0205)
                                     -----------      -----------   -----------   -----------   -----------
Net asset value at end of period     $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========
Total Return                                1.74%            1.88%         0.96%         1.52%         2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)  $      87.8      $      61.9   $     136.7   $     692.0   $      34.1
Ratio of expenses to
  average net assets                        0.15%(a)         0.15%         0.15%         0.15%         0.15%(a)
Ratio of net investment income to
  average net assets                        3.47%(a)         1.57%         0.95%         1.30%         2.07%(a)

                                                                            CLASS 12
                                                         -----------------------------------------------
                                                          SIX MONTHS                          JUNE 25,
                                                             ENDED           YEAR ENDED       2003* TO
                                                         NOVEMBER 30,          MAY 31,         MAY 31,
                                                             2005               2005            2004
                                                         ------------       ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                   $     1.0000       $     1.0000    $     1.0000
                                                         ------------       ------------    ------------
Net investment income                                          0.0174             0.0188          0.0090
Dividends from net investment income                          (0.0174)           (0.0188)        (0.0090)
                                                         ------------       ------------    ------------
Net asset value at end of period                         $     1.0000       $     1.0000    $     1.0000
                                                         ============       ============    ============
Total Return                                                     1.75%              1.92%           0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                      $      463.5       $      190.1    $      328.1
Ratio of expenses to average net assets                          0.12%(a)           0.12%           0.12%(a)
Ratio of net investment income to average net assets             3.50%(a)           1.81%           0.97%(a)

                                                                              CLASS 8
                                         --------------------------------------------------------------------------------
                                          SIX MONTHS                                                           JULY 27,
                                             ENDED                        YEARS ENDED MAY 31,                  2001* TO
                                          NOVEMBER 30,        -------------------------------------------       MAY 31,
                                             2005                2005            2004            2003            2002
                                         -------------        -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at beginning of period   $      1.0000        $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                         -------------        -----------     -----------     -----------     -----------
Net investment income                           0.0176             0.0193          0.0102          0.0157          0.0214
Dividends from net investment income           (0.0176)           (0.0193)        (0.0102)        (0.0157)         0.0214
                                         -------------        -----------     -----------     -----------     -----------
Net asset value at end of period         $      1.0000        $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                         =============        ===========     ===========     ===========     ===========
Total Return                                      1.77%              1.97%           1.03%           1.59%           2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $    11,840.4        $   4,427.1     $  11,262.8     $   5,304.3     $   2,818.3
Ratio of expenses to average net assets           0.08%(a)           0.08%           0.08%           0.08%           0.08%(a)
Ratio of expenses to average net
 assets net of fee waivers                        0.08%(a)           0.07%           0.08%           0.08%           0.08%(a)
Ratio of net investment income to
 average net assets                               3.54%(a)           1.72%           1.02%           1.45%           2.25%(a)

                                                                                 CLASS R
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                   YEARS ENDED MAY  31,
                                         NOVEMBER 30,       ---------------------------------------------------------------------
                                             2005               2005          2004         2003           2002            2001
                                         -------------      -----------   -----------   -----------    -----------    -----------
U.S.GOVERNMENT FUND
Net asset value at beginning of year     $      1.0000      $    1.0000   $    1.0000   $    1.0000    $    1.0000    $    1.0000
                                         -------------      -----------   -----------   -----------    -----------    -----------
Net investment income                           0.0128           0.0102        0.0010        0.0050         0.0149         0.0493
Dividends from net investment income           (0.0128)         (0.0102)      (0.0010)      (0.0050)       (0.0149)       (0.0493)
                                         -------------      -----------   -----------   -----------    -----------    -----------
Net asset value at end of year           $      1.0000      $    1.0000   $    1.0000   $    1.0000    $    1.0000    $    1.0000
                                         =============      ===========   ===========   ===========    ===========    ===========
Total Return                                      1.29%            1.03%         0.10%         0.50%          1.50%          5.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     1,105.0      $     940.0   $     853.5   $     846.7    $     902.3    $     887.1
Ratio of expenses to average net assets           1.00%(a)         1.00%         1.00%         1.00%          1.01%          1.01%
Ratio of expenses to average net
 assets net of fee waivers                        1.00%(a)         1.00%         0.98%             (b)            (b)            (b)
Ratio of net investment income to
 average net assets                               2.59%(a)         1.04%         0.10%         0.50%          1.44%          4.93%

                                                                          TREASURER'S TRUST
                                         -------------------------------------------------------------------------------------
                                          SIX MONTHS                              MAY 29,
                                             ENDED                             YEARS ENDED MAY 31,                  2001* TO
                                          NOVEMBER 30,       ----------------------------------------------------    MAY 31,
                                             2005               2005          2004         2003          2002         2001
                                         --------------      -----------   -----------  -----------   -----------  -----------
U.S.GOVERNMENT FUND
Net asset value at beginning of period   $       1.0000      $    1.0000   $    1.0000  $   1.00000   $    1.0000  $    1.0000
                                         --------------      -----------   -----------  -----------   -----------  -----------
Net investment income                            0.0148           0.0142        0.0049       0.0090        0.0189       0.0003
Dividends from net investment income            (0.0148)         (0.0142)      (0.0049)     (0.0090)      (0.0189)     (0.0003)
                                         --------------      -----------   -----------  -----------   -----------  -----------
Net asset value at end of period          $      1.0000      $    1.0000   $    1.0000  $    1.0000   $    1.0000  $    1.0000
                                         ==============      ===========   ===========  ===========   ===========  ===========
Total Return                                       1.49%            1.44%         0.49%        0.91%         1.91%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $        93.4      $      81.2   $      19.3  $       6.5   $       4.0  $      15.6
Ratio of expenses to average net assets            0.60%(a)         0.60%         0.60%        0.60%         0.60%        0.60%(a)
Ratio of net investment income to
 average net assets                                2.99%(a)         1.64%         0.48%        0.83%         2.16%        3.47%(a)

                                                                               CLASS  45
                                         -------------------------------------------------------------------------------------
                                          SIX MONTHS                                                                 MAY 29,
                                             ENDED                             YEARS ENDED MAY 31,                  2001* TO
                                          NOVEMBER 30,       ----------------------------------------------------    MAY 31,
                                             2005               2005          2004         2003          2002         2001
                                         --------------      -----------   -----------  -----------   -----------  -----------
U.S.GOVERNMENT FUND
Net asset value at beginning of period   $       1.0000      $    1.0000   $    1.0000  $    1.0000   $    1.0000  $    1.0000
                                         --------------      -----------   -----------  -----------   -----------  -----------
Net investment income                            0.0156           0.0157        0.0064       0.0105        0.0203       0.0003
Dividends from net investment income            (0.0156)         (0.0157)      (0.0064)     (0.0105)      (0.0203)     (0.0003)
                                         --------------      -----------   -----------  -----------   -----------  -----------
Net asset value at end of period         $       1.0000      $    1.0000   $    1.0000  $    1.0000   $    1.0000  $    1.0000
                                         ==============      ===========   ===========  ===========   ===========  ===========
Total Return                                       1.57%            1.59%         0.64%        1.06%         2.06%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $         13.1      $       9.2   $       0.0^ $       5.8   $       0.4  $       4.4
Ratio of expenses to average net assets            0.45%(a)         0.45%         0.44%        0.45%         0.45%        0.45%(a)
Ratio of net investment income to
 average net assets                                3.14%(a)         2.36%         0.66%        0.86%         2.73%        3.62%(a)

                                                                               CLASS  25
                                         -------------------------------------------------------------------------------------
                                          SIX MONTHS                                                                 MAY 29,
                                             ENDED                             YEARS ENDED MAY 31,                  2001* TO
                                          NOVEMBER 30,       ----------------------------------------------------    MAY 31,
                                             2005               2005          2004         2003          2002         2001
                                         --------------      -----------   -----------  -----------   -----------  -----------
U.S.GOVERNMENT FUND
Net asset value at beginning of period   $       1.0000      $    1.0000   $    1.0000  $    1.0000   $    1.0000  $    1.0000
                                         --------------      -----------   -----------  -----------   -----------  -----------
Net investment income                            0.0166           0.0177        0.0084       0.0125        0.0224       0.0003
Dividends from net investment income            (0.0166)         (0.0177)      (0.0084)     (0.0125)      (0.0224)     (0.0003)
                                         --------------      -----------   -----------  -----------   -----------  -----------
Net asset value at end of period         $       1.0000      $    1.0000   $    1.0000  $    1.0000   $    1.0000  $    1.0000
                                         ==============      ===========   ===========  ===========   ===========  ===========
Total Return                                       1.67%            1.80%         0.84%        1.27%         2.28%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $         11.2      $       4.6   $      66.0  $      50.1   $      90.7  $       3.8
Ratio of expenses to average net assets            0.25%(a)         0.25%         0.25%        0.25%         0.25%        0.25%(a)
Ratio of net investment income to
 average net assets                                3.34%(a)         1.44%         0.83%        1.28%         1.71%        3.82%(a)

                                                                  CLASS 15
                                         ----------------------------------------------------------
                                          SIX MONTHS                                    NOVEMBER 18,
                                             ENDED              YEARS ENDED MAY 31,      2002* TO
                                          NOVEMBER 30,       -------------------------    MAY 31,
                                             2005               2005          2004         2003
                                         --------------      -----------   -----------  -----------
U.S.GOVERNMENT FUND
Net asset value at beginning of period   $       1.0000      $    1.0000   $    1.0000  $    1.0000
                                         --------------      -----------   -----------  -----------
Net investment income                            0.0171           0.0187        0.0094       0.0061
Dividends from net investment income            (0.0171)         (0.0187)      (0.0094)     (0.0061)
                                         --------------      -----------   -----------  -----------
Net asset value at end of period         $       1.0000      $    1.0000   $    1.0000  $    1.0000
                                         ==============      ===========   ===========  ===========
Total Return                                       1.72%            1.90%         0.94%        0.61%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $          0.1      $       0.1   $       0.1  $       0.1
Ratio of expenses to average net assets            0.15%(a)         0.15%         0.15%        0.15%(a)
Ratio of net investment income to
 average net assets                                3.44%(a)         1.87%         0.93%        1.17%(a)

                                                                CLASS 12
                                         ------------------------------------------------------
                                           SIX MONTHS               YEAR          FEBRUARY 24,
                                             ENDED                 ENDED          2004* TO
                                           NOVEMBER 30,            MAY 31,          MAY 31,
                                              2005                  2005             2004
                                         ---------------      ---------------   ---------------
U.S.GOVERNMENT FUND
Net asset value at beginning of period   $        1.0000      $        1.0000   $        1.0000
                                         ---------------      ---------------   ---------------
Net investment income                             0.0172               0.0190            0.0025
Dividends from net investment income             (0.0172)             (0.0190)          (0.0025)
                                         ---------------      ---------------   ---------------
Net asset value at end of period         $        1.0000      $        1.0000   $        1.0000
                                         ===============      ===============   ===============
Total Return                                        1.74%                1.94%             0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $          77.6      $          45.2   $           1.0
Ratio of expenses to average net assets             0.12%(a)             0.12%             0.13%(a)
Ratio of net investment income to
 average net assets                                 3.47%(a)             2.12%             0.96%(a)

                                                                 CLASS 8
                                         ----------------------------------------------------------
                                           SIX MONTHS                                     JUNE 7,
                                              ENDED              YEARS ENDED MAY 31,      2002* TO
                                           NOVEMBER 30,      -------------------------    MAY 31,
                                              2005              2005          2004         2003
                                         --------------      -----------   -----------  -----------
U.S.GOVERNMENT FUND
Net asset value at beginning of period   $       1.0000      $    1.0000   $    1.0000  $    1.0000
                                         --------------      -----------   -----------  -----------
Net investment income                            0.0174           0.0194        0.0101       0.0142
Dividends from net investment income            (0.0174)         (0.0194)      (0.0101)     (0.0142)
                                         --------------      -----------   -----------  -----------
Net asset value at end of period         $       1.0000      $    1.0000   $    1.0000  $    1.0000
                                         ==============      ===========   ===========  ===========
Total Return                                       1.76%            1.98%         1.01%        1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $      1,024.9      $     439.1   $     283.5  $      49.1
Ratio of expenses to average net assets            0.08%(a)         0.08%         0.08%        0.08%(a)
Ratio of net investment income
 to average net assets                             3.51%(a)         1.98%         1.00%        1.20%(a)

                                                                             CLASS R
                                    ------------------------------------------------------------------------------------------
                                     SIX MONTH
                                       ENDED                                     YEARS ENDED MAY 31,
                                    NOVEMBER 30,       -----------------------------------------------------------------------
                                        2005              2005           2004           2003           2002           2001
                                    ------------       -----------    -----------    -----------    -----------    -----------
U.S. TREASURY FUND
Net asset value at
  beginning of year                  $    1.0000       $    1.0000    $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                     -----------       -----------    -----------    -----------    -----------    -----------
Net investment income                     0.0111            0.0083         0.0009         0.0047         0.0166         0.0468
Dividends from net
  investment income                      (0.0111)          (0.0083)       (0.0009)       (0.0047)       (0.0166)       (0.0468)
                                     -----------       -----------    -----------    -----------    -----------    -----------
Net asset value at
  end of year                        $    1.0000       $    1.0000    $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                     ===========       ===========    ===========    ===========    ===========    ===========
Total Return                                1.11%             0.83%          0.09%          0.47%          1.68%          4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)                    $     345.8       $     313.9    $     377.5    $     356.2    $     344.3    $     401.2
Ratio of expenses to
  average net assets                        1.00%(a)          1.00%          1.00%          1.00%          1.00%          1.04%
Ratios of expenses to
  average net assets net
  of fee waivers                            1.00%(a)          0.99%          0.89%          1.00%          0.97%          0.99%
Ratio of net investment
  income to average
  net assets                                2.22%(a)          0.80%          0.09%          0.47%          1.64%          4.68%

                                                                        TREASURER'S TRUST
                                    ------------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                      MAY 29,
                                       ENDED                             YEARS ENDED MAY 31,                          2001*
                                    NOVEMBER 30,       --------------------------------------------------------    TO MAY 31,
                                        2005              2005           2004           2003           2002           2001
                                    ------------       -----------    -----------    -----------    -----------    -----------
U.S. TREASURY FUND
Net asset value at
  beginning of period                $    1.0000       $    1.0000    $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                     -----------       -----------    -----------    -----------    -----------    -----------
Net investment income                     0.0131            0.0121         0.0039         0.0086         0.0203         0.0003
Dividends from net
  investment income                      (0.0131)          (0.0121)       (0.0039)       (0.0086)       (0.0203)       (0.0003)
                                     -----------       -----------    -----------    -----------    -----------    -----------
Net asset value at
  end of period                      $    1.0000       $    1.0000    $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                     ===========       ===========    ===========    ===========    ===========    ===========
Total Return                                1.32%             1.23%          0.39%          0.87%          2.06%          0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                  $      96.3       $      94.0    $     251.4    $     281.9    $     257.9    $      28.4
Ratio of expenses to
  average net assets                        0.60%(a)          0.60%          0.60%          0.60%          0.61%          0.60%(a)
Ratio of net investment
  income to average
  net assets                                2.62%(a)          1.17%          0.39%          0.85%          1.44%          3.44%(a)

                                                 CLASS 75                                    CLASS 45
                                      ------------------------------      ----------------------------------------------
                                       SIX MONTHS        AUGUST 16,        SIX MONTHS                         AUGUST 7,
                                         ENDED             2004*             ENDED          YEAR ENDED          2003*
                                      NOVEMBER 30,       TO MAY 31,       NOVEMBER 30,        MAY 31,        TO MAY 31,
                                          2005              2005              2005             2005             2004
                                      ------------      ------------      ------------     ------------     ------------
U.S TREASURY FUND
Net asset value at beginning
  of period                           $     1.0000      $     1.0000      $     1.0000     $     1.0000     $     1.0000
                                      ------------      ------------      ------------     ------------     ------------
Net investment income from
  investment operations                     0.0123            0.0100            0.0138           0.0137           0.0043
Dividends from net
  investment income                        (0.0123)          (0.0100)          (0.0138)         (0.0137)         (0.0043)
                                      ------------      ------------      ------------     ------------     ------------
Net asset value at end
  of period                           $     1.0000      $     1.0000      $     1.0000     $     1.0000     $     1.0000
                                      ============      ============      ============     ============     ============
Total Return                                  1.24%             1.01%             1.39%            1.38%            0.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                          $        1.4      $        1.4      $        1.3     $        0.0^    $        0.0^
Ratio of expenses to
  average net assets                          0.75%(a)          0.76%(a)          0.45%            0.45%            0.43%(a)
Ratio of net investment
  income to average
  net assets                                  2.47%(a)          1.39%(a)          2.77%            1.38%            0.54%(a)

                                                              CLASS 25
                                           ---------------------------------------------
                                            SIX MONTHS                        AUGUST 7,
                                              ENDED           YEAR ENDED        2003*
                                           NOVEMBER 30,         MAY 31,      TO MAY 31,
                                               2005              2005           2004
                                           ------------      ------------   ------------
U.S TREASURY FUND
Net asset value at
  beginning of period                      $     1.0000      $     1.0000   $     1.0000
                                           ------------      ------------   ------------
Net investment income from                       0.0148            0.0156         0.0058
  investment operations
Dividends from net investment income            (0.0148)          (0.0156)       (0.0058)
                                           ------------      ------------   ------------
Net asset value at end of period           $     1.0000      $     1.0000   $     1.0000
                                           ============      ============   ============
Total Return                                       1.49%             1.59%          0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $        0.0      $        0.0^  $        0.0^
Ratio of expenses to average net assets            0.25%(a)          0.25%          0.26%(a)
Ratio of net investment income to                  2.96%(a)          1.66%          0.71%(a)
  average net assets

                                                                                   CLASS 12
                                                               ------------------------------------------------
                                                                SIX MONTHS                         FEBRUARY 24,
                                                                   ENDED          YEAR ENDED           2004*
                                                               NOVEMBER 30,         MAY 31,         TO MAY 31,
                                                                   2005              2005              2004
                                                               ------------      ------------      ------------
U.S TREASURY FUND
Net asset value at beginning of period                         $     1.0000      $     1.0000      $     1.0000
                                                               ------------      ------------      ------------
Net investment income from investment operations                     0.0155            0.0170            0.0022
Dividends from net investment income                                (0.0155)          (0.0170)          (0.0022)
                                                               ------------      ------------      ------------
Net asset value at end of period                               $     1.0000      $     1.0000      $     1.0000
                                                               ============      ============      ============
Total Return                                                           1.56%             1.72%             0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                            $        0.0      $        0.0^     $        0.0^
Ratio of expenses to average net assets                                0.12%(a)          0.12%             0.12%(a)
Ratio of net investment income to average net assets                   3.10%(a)          1.78%             0.83%(a)

                                                                                        CLASS 8
                                                          ------------------------------------------------------------------
                                                           SIX MONTHS                                              JUNE 7,
                                                             ENDED               YEARS ENDED MAY 31,                2002*
                                                          NOVEMBER 30,      ------------------------------       TO MAY 31,
                                                              2005              2005              2004              2003
                                                          ------------      ------------      ------------      ------------
U.S TREASURY FUND
Net asset value at beginning of period                    $     1.0000      $     1.0000      $     1.0000      $     1.0000
                                                          ------------      ------------      ------------      ------------
Net investment income from investment operations                0.0158            0.0173            0.0091            0.0143
Dividends from net investment income                           (0.0158)          (0.0173)          (0.0091)          (0.0143)
                                                          ------------      ------------      ------------      ------------
Net asset value at end of period                          $     1.0000      $     1.0000      $     1.0000      $     1.0000
                                                          ============      ============      ============      ============
Total Return                                                      1.59%             1.77%             0.91%             1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                       $       35.2      $       45.3      $       45.9      $       10.4
Ratio of expenses to average net assets                           0.08%(a)          0.08%             0.08%             0.08%(a)
Ratio of net investment income to average net assets              3.14%(a)          1.69%             0.90%             1.12%(a)

----------
*   Inception of Class Operations.
+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.
^   Amount is less than $500,000.
(a) Annualized.
(b) As there were no fee waivers during the period, this is not applicable.

                                                                                              CLASS R
                                                               --------------------------------------------------------------------
                                                               SIX MONTH
                                                                 ENDED                          YEARS ENDED MAY 31,
                                                               NOV. 30,       -----------------------------------------------------
                                                                 2005            2005       2004       2003       2002       2001
                                                               ---------      ---------  ---------  ---------  ---------  ---------
INTERSTATE TAX-EXEMPT FUND
Net asset value at beginning of year                           $  1.0000      $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000
                                                               ---------      ---------  ---------  ---------  ---------  ---------
Net investment income                                             0.0074         0.0070     0.0010     0.0034     0.0108     0.0289
Dividends from net investment income                             (0.0074)       (0.0070)   (0.0010)   (0.0034)   (0.0108)   (0.0289)
                                                               ---------      ---------  ---------  ---------  ---------  ---------
Net asset value at end of year                                 $  1.0000      $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000
                                                               =========      =========  =========  =========  =========  =========
Total Return                                                        0.74%          0.70%      0.10%      0.34%      1.09%      2.95%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)                              $   283.5      $   261.4  $   283.5  $   280.4  $   295.7  $   296.2
Ratio of expenses to average net assets                             1.00%(a)       1.00%      1.00%      1.00%      1.01%      1.01%
Ratio of expenses to average net assets net of fee waivers          1.00%(a)       1.00%      0.90%      0.99%      1.01%      1.01%
Ratio of net investment income to average net assets                1.46%(a)       0.69%      0.10%      0.33%      1.08%      2.89%

                                                                                TREASURER'S TRUST
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS                                                  APRIL 17,
                                                        ENDED                   YEARS ENDED MAY 31,                 2001*
                                                       NOV. 30,      -----------------------------------------   TO MAY 31,
                                                         2005           2005       2004       2003       2002        2001
                                                      ----------     ---------  ---------  ---------  ---------  -----------
Net asset value at beginning of period                $   1.0000     $  1.0000  $  1.0000  $  1.0000  $  1.0000  $    1.0000
                                                      ----------     ---------  ---------  ---------  ---------  -----------
Net investment income                                     0.0094        0.0109     0.0040     0.0074     0.0149       0.0002
Dividends from net investment income                     (0.0094)      (0.0109)   (0.0040)   (0.0074)   (0.0149)     (0.0002)
                                                      ----------     ---------  ---------  ---------  ---------  -----------
Net asset value at end of period                      $   1.0000     $  1.0000  $  1.0000  $  1.0000  $  1.0000  $    1.0000
                                                      ==========     =========  =========  =========  =========  ===========
Total Return                                                0.95%         1.10%      0.40%      0.74%      1.50%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                   $     36.2     $    48.7  $    22.5  $    29.2  $    20.5  $      85.4
Ratio of expenses to average net assets                     0.60%(a)      0.60%      0.60%      0.60%      0.61%        0.60%(a)
Ratio of net investment income to average net assets        1.86%(a)      1.24%      0.37%      0.71%      1.59%        2.56%(a)

                                   CLASS 75                      CLASS 70                         CLASS 45
                          ---------------------------    ------------------------    ----------------------------------
                             SIX                            SIX                         SIX
                            MONTHS      SEPTEMBER 23,      MONTHS      AUGUST 16,      MONTHS        YEAR     AUGUST 7,
                            ENDED         2004* TO         ENDED        2004* TO       ENDED        ENDED      2003* TO
                           NOV. 30,        MAY 31,        NOV. 30,       MAY 31,      NOV. 30,      MAY 31,    MAY 31,
                             2005           2005            2005          2005          2005         2005       2004
                          ---------     -------------    ---------     ----------    ---------    ---------   ---------
Net asset value at
  beginning of
  period                  $  1.0000     $      1.0000    $  1.0000     $   1.0000    $  1.0000    $  1.0000   $  1.0000
                          ---------     -------------    ---------     ----------    ---------    ---------   ---------
Net investment
  income                     0.0086            0.0083       0.0089         0.0092       0.0102       0.0123      0.0044
Dividends from
  net investment
  income                    (0.0086)          (0.0083)     (0.0089)       (0.0092)     (0.0102)     (0.0123)    (0.0044)
                          ---------     -------------    ---------     ----------    ---------    ---------   ---------
Net asset value
  at end of
  period                  $  1.0000     $      1.0000     $ 1.0000     $   1.0000    $  1.0000    $  1.0000   $  1.0000
                          =========     =============    =========     ==========    =========    =========   =========
Total Return                   0.87%             0.83%        0.89%          0.93%        1.02%        1.25%       0.45%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)              $     0.0     $          --^   $     1.3     $      0.9    $     0.5    $    0.10   $      --^
Ratio of
  expenses to
  average net
  assets                       0.75%(a)          0.75%(a)     0.70%(a)       0.71%(a)     0.45%(a)     0.46%       0.44%(a)
Ratio of net
  investment
  income to
  average
  net assets                   1.71%(a)          1.60%(a)     1.76%(a)       1.10%(a)     2.01%(a)     1.37%       0.55%(a)

                                                                                   CLASS 25
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS                                                  MAY 29,
                                                         ENDED                 YEARS ENDED MAY 31,                 2001*
                                                       NOV. 30,      --------------------------------------      TO MAY 31,
                                                         2005           2005      2004       2003       2002        2001
                                                      ----------     ---------  ---------  ---------  ---------  ----------
Net asset value at beginning of period                $   1.0000     $  1.0000  $  1.0000  $  1.0000  $  1.0000  $   1.0000
                                                      ----------     ---------  ---------  ---------  ---------  ----------
Net investment income                                     0.0112        0.0144     0.0075     0.0109     0.0184      0.0002
Dividends from net investment income                     (0.0112)      (0.0144)   (0.0075)   (0.0109)   (0.0184)    (0.0002)
                                                      ----------     ---------  ---------  ---------  ---------  ----------
Net asset value at end of period                      $   1.0000     $  1.0000  $  1.0000  $  1.0000  $  1.0000  $   1.0000
                                                      ==========     =========  =========  =========  =========  ==========
Total Return                                                1.12%         1.46%      0.75%      1.09%      1.86%       0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                   $     36.2     $    77.7  $    15.9  $    17.8  $    16.3  $     45.7
Ratio of expenses to average net assets                     0.25%(a)      0.25%      0.25%      0.25%      0.26%       0.25%(a)
Ratio of net investment income to average net assets        2.21%(a)      1.76%      0.74%      1.07%      1.96%       2.91%(a)

                                                                          CLASS 15
                                                       -----------------------------------------------
                                                         SIX
                                                        MONTHS                             JANUARY 13,
                                                        ENDED       YEARS ENDED MAY 31,     2003* TO
                                                       NOV. 30,     -------------------      MAY 31,
                                                         2005          2005       2004        2003
                                                       ---------    ---------  ---------  ------------
Net asset value at beginning of period                 $  1.0000    $  1.0000  $  1.0000  $     1.0000
                                                       ---------    ---------  ---------  ------------
Net investment income                                     0.0117       0.0154     0.0085        0.0039
Dividends from net investment income                     (0.0117)     (0.0154)   (0.0085)      (0.0039)
                                                       ---------    ---------  ---------  ------------
Net asset value at end of period                       $  1.0000    $  1.0000  $  1.0000  $     1.0000
                                                       =========    =========  =========  ============
Total Return                                                1.17%        1.56%      0.86%         0.39%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                    $    0.1     $   0.10   $    0.1   $        0.1
Ratio of expenses to average net assets                    0.15%(a)     0.16%      0.15%          0.15%(a)
Ratio of net investment income to average net assets       2.31%(a)     1.54%      0.85%          1.03%(a)

                                       CLASS 12                                  CLASS 8
                              -------------------------     --------------------------------------------------
                                 SIX                          SIX
                                MONTHS      FEBRUARY 1,      MONTHS           YEARS ENDED         JANUARY 13,
                                 ENDED       2005* TO        ENDED               MAY 31,            2003* TO
                               NOV. 30,       MAY 31,       NOV. 30,     ---------------------      MAY 31,
                                 2005          2005           2005         2005         2004         2003
                              ---------     -----------     ---------     ---------   ---------    -----------
Net asset value at
  beginning of
  period                      $  1.0000     $    1.0000     $  1.0000     $  1.0000   $  1.0000    $    1.0000
                              ---------     -----------     ---------     ---------   ---------    -----------
Net investment
  income                         0.0118          0.0069        0.0120        0.0161      0.0092         0.0042
Dividends from net
  investment
  income                        (0.0118)        (0.0069)      (0.0120)      (0.0161)    (0.0092)       (0.0042)
                              ---------     -----------     ---------     ---------   ---------    -----------
Net asset value at
  end of period               $  1.0000     $    1.0000     $  1.0000     $  1.0000   $  1.0000    $    1.0000
                              =========     ===========     =========     =========   =========    ===========
Total Return                       1.19%           0.70%         1.21%         1.64%       0.93%          0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)                  $     0.0            $--^      $  666.4     $ 1,023.4   $    66.2    $       0.1
Ratio of expenses
  to average
  net assets                       0.12%(a)        0.12%(a)      0.08%(a)      0.08%       0.08%          0.08%(a)
Ratio of net
  investment
  income to
  average net
  assets                           2.36%(a)        2.12%(a)      2.38%(a)      1.80%       0.92%          1.10%(a)

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
CALIFORNIA TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0071           0.0068        0.0006        0.0033        0.0098        0.0236
Dividends from net
  investment income                      (0.0071)         (0.0068)      (0.0006)      (0.0033)      (0.0098)      (0.0236)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.71%            0.69%         0.06%         0.33%         0.98%         2.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $     101.8      $     105.2   $     101.2   $     109.0   $     109.3   $     136.2
Ratio of expenses to average
  net assets                                1.00%(a)         1.00%         1.00%         1.00%         1.01%         1.00%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.89%         0.99%         1.01%         1.00%
Ratio of net investment income to
  average net assets                        1.40%(a)         0.69%         0.06%         0.32%         1.00%         2.36%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
CONNECTICUT TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0071           0.0068        0.0006        0.0025        0.0092        0.0273
Dividends from net
  investment income                      (0.0071)         (0.0068)      (0.0006)      (0.0025)      (0.0092)      (0.0273)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.71%            0.68%         0.06%         0.25%         0.92%         2.75%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      26.0      $      23.4   $      21.5   $      36.4   $      41.2   $      40.2
Ratio of expenses to average
  net assets                                1.00%(a)         1.00%         1.00%         1.00%         1.01%         1.01%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.86%         0.98%         1.01%         1.01%
Ratio of net investment income to
  average net assets                        1.41%(a)         0.68%         0.06%         0.25%         0.92%         2.73%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
FLORIDA TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0075           0.0072        0.0006        0.0036        0.0105        0.0294
Dividends from net
  investment income                      (0.0075)         (0.0072)      (0.0006)      (0.0036)      (0.0105)      (0.0294)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.76%            0.73%         0.06%         0.36%         1.05%         2.98%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      53.3      $      43.1   $      39.5   $      45.9   $      32.1   $      28.9
Ratio of expenses to
  average net assets                        1.00%(a)         1.00%         1.00%         1.00%         1.00%         1.01%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.91%         0.99%         1.00%         1.01%
Ratio of net investment income to
  average net assets                        1.51%(a)         0.74%         0.06%         0.35%         0.99%         2.94%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
MASSACHUSETTS TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0073           0.0068        0.0006        0.0030        0.0099        0.0279
Dividends from net
  investment income                      (0.0073)         (0.0068)      (0.0006)      (0.0030)      (0.0099)      (0.0279)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.74%            0.68%         0.06%         0.30%         0.99%         2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      18.8      $      22.2   $      17.8   $      20.8   $      21.0   $      18.8
Ratio of expenses to
  average net assets                        1.00%(a)         1.01%         1.01%         1.00%         1.00%         1.00%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.88%         0.98%         1.00%         1.00%
Ratio of net investment income to
  average net assets                        1.45%(a)         0.69%         0.06%         0.30%         0.99%         2.79%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
MICHIGAN TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0074           0.0069        0.0006        0.0029        0.0080        0.0276
Dividends from net
  investment income                      (0.0074)         (0.0069)      (0.0006)      (0.0029)      (0.0080)      (0.0276)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.74%            0.70%         0.06%         0.29%         0.81%         2.83%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      14.2      $      16.6   $      12.1   $       7.9   $       8.5   $       4.8
Ratio of expenses to
  average net assets                        1.00%(a)         1.01%         1.00%         1.00%         1.01%         1.00%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.91%         0.98%         1.00%         1.00%
Ratio of net investment income to
  average net assets                        1.46%(a)         0.77%         0.06%         0.29%         0.64%         2.76%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
NEW JERSEY TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0072           0.0068        0.0006        0.0029        0.0101        0.0277
Dividends from net
  investment income                      (0.0072)         (0.0068)      (0.0006)      (0.0029)      (0.0101)      (0.0277)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.72%            0.68%         0.06%         0.29%         1.01%         2.83%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      50.5      $      45.0   $      50.2   $      56.0   $      57.5   $      52.9
Ratio of expenses to
  average net assets                        1.00%(a)         1.00%         1.00%         1.00%         1.01%         1.01%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         0.99%         0.87%         0.97%         1.01%         1.01%
Ratio of net investment income to
  average net assets                        1.43%(a)         0.66%         0.06%         0.28%         0.94%         2.77%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
OHIO TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0075           0.0071        0.0006        0.0030        0.0082        0.0281
Dividends from net
  investment income                      (0.0075)         (0.0071)      (0.0006)      (0.0030)      (0.0082)      (0.0281)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.75%            0.71%         0.06%         0.30%         0.83%         2.88%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      20.4      $      19.0   $      10.9   $      10.4   $       5.7   $       8.1
Ratio of expenses to
  average net assets                        1.00%(a)         1.00%         1.01%         1.00%         1.01%         1.00%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.92%         0.99%         1.01%         1.00%
Ratio of net investment
  income to average net assets              1.50%(a)         0.79%         0.06%         0.29%         0.81%         2.81%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
PENNSYLVANIA TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0076           0.0070        0.0007        0.0036        0.0097        0.0287
Dividends from net
  investment income                      (0.0076)         (0.0070)      (0.0007)      (0.0036)      (0.0097)      (0.0287)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.76%            0.70%         0.07%         0.36%         0.97%         2.97%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)    $      49.9      $      44.7   $      46.1   $      40.6   $      51.5   $      34.1
Ratio of expenses to
  average net assets                        1.00%(a)         1.00%         1.00%         1.00%         1.01%         1.00%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.93%         1.00%         1.01%         1.00%
Ratio of net investment
  income to average net assets              1.52%(a)         0.70%         0.07%         0.34%         0.89%         2.87%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,       -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
VIRGINIA TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0070           0.0067        0.0006        0.0025        0.0069        0.0253
Dividends from net
  investment income                      (0.0070)         (0.0067)      (0.0006)      (0.0025)      (0.0069)      (0.0253)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.71%            0.67%         0.06%         0.25%         0.69%         2.77%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                         $      14.1      $      13.7   $      11.0   $      11.3   $      13.0   $       6.7
Ratio of expenses to
  average net assets                        1.00%(a)         1.00%         1.00%         1.00%         1.01%         1.00%
Ratio of expenses to average
  net assets net of fee waivers             1.00%(a)         1.00%         0.90%         0.95%         0.99%         1.00%
Ratio of net investment income
  to average net assets                     1.41%(a)         0.70%         0.06%         0.24%         0.60%         2.53%

                                      SIX MONTH
                                        ENDED                                 YEARS ENDED MAY 31,
                                       NOV. 30,        -------------------------------------------------------------------
                                         2005             2005          2004          2003          2002          2001
                                     -----------      -----------   -----------   -----------   -----------   -----------
NEW YORK TAX-EXEMPT FUND
Net asset value at
  beginning of year                  $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net investment income                     0.0070           0.0067        0.0006        0.0034        0.0095        0.0281
Dividends from net
  investment income                      (0.0070)         (0.0067)      (0.0006)      (0.0034)      (0.0095)      (0.0281)
                                     -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of year       $    1.0000      $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000
                                     ===========      ===========   ===========   ===========   ===========   ===========
Total Return                                0.70%            0.67%         0.06%         0.34%         0.95%         2.87%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year
  (millions)                         $     174.1      $     164.4   $     172.6   $     228.4   $     234.4   $     281.6
Ratio of expenses to
  average net assets                        1.00%(a)         1.02%         1.02%         1.00%         1.01%         1.01%
Ratio of expenses to average net
  assets net of fee waivers                 1.00%(a)         1.01%         0.89%         0.99%         1.01%         1.01%
Ratio of net investment income to
  average net assets                        1.39%(a)         0.66%         0.06%         0.34%         0.94%         2.81%

----------
*   Inception of Class Operations.
(a) Annualized.
^   Amount is less than $50,000.

(9) OTHER MATTERS

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2005 and held for the entire period ending November 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PRIMARY FUND CLASS R
Actual                                 $ 1,000.00               $ 1,006.52            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 95

Actual                                 $ 1,000.00               $ 1,006.67            $ 4.76
Hypothetical                           $ 1,000.00               $ 1,020.07            $ 5.00

* Expenses are equal to the Fund's expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PRIMARY FUND CLASS 75
Actual                                 $ 1,000.00               $ 1,007.17            $ 3.76
Hypothetical                           $ 1,000.00               $ 1,021.12            $ 3.95

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 70

Actual                                 $ 1,000.00               $ 1,007.32            $ 3.51
Hypothetical                           $ 1,000.00               $ 1,021.38            $ 3.69

* Expenses are equal to the Fund's expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS TREASURER'S TRUST

Actual                                 $ 1,000.00               $ 1,007.57            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 45

Actual                                 $ 1,000.00               $ 1,007.92            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 35

Actual                                 $ 1,000.00               $ 1,008.22            $ 1.75
Hypothetical                           $ 1,000.00               $ 1,023.23            $ 1.84

* Expenses are equal to the Fund's expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 25

Actual                                 $ 1,000.00               $ 1,008.47            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 20

Actual                                 $ 1,000.00               $ 1,008.57            $ 1.00
Hypothetical                           $ 1,000.00               $ 1,024.02            $ 1.05

* Expenses are equal to the Fund's expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 15

Actual                                 $ 1,000.00               $ 1,008.72            $ 0.75
Hypothetical                           $ 1,000.00               $ 1,024.28            $ 0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PRIMARY FUND CLASS 12
Actual                                 $ 1,000.00               $ 1,008.77            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 8

Actual                                 $ 1,000.00               $ 1,008.87            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS R

Actual                                 $ 1,000.00               $ 1,006.47            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS TREASURER'S TRUST

Actual                                 $ 1,000.00               $ 1,007.47            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 45

Actual                                 $ 1,000.00               $ 1,007.87            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 25

Actual                                 $ 1,000.00               $ 1,008.37            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 15

Actual                                 $ 1,000.00               $ 1,008.62            $ 0.75
Hypothetical                           $ 1,000.00               $ 1,024.28            $ 0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 12

Actual                                 $ 1,000.00               $ 1,008.72            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
U.S. GOVERNMENT FUND CLASS 8
Actual                                 $ 1,000.00               $ 1,008.82            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS R

Actual                                 $ 1,000.00               $ 1,005.57            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 75

Actual                                 $ 1,000.00               $ 1,006.22            $ 3.76
Hypothetical                           $ 1,000.00               $ 1,021.12            $ 3.95

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS TREASURER'S TRUST

Actual                                 $ 1,000.00               $ 1,006.62            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 45

Actual                                 $ 1,000.00               $ 1,006.97            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 25

Actual                                 $ 1,000.00               $ 1,007.47            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's d expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 12

Actual                                 $ 1,000.00               $ 1,007.82            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 8

Actual                                 $ 1,000.00               $ 1,007.93            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                       MAY 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
INTERSTATE TAX-EXEMPT CLASS R
Actual                                 $ 1,000.00               $ 1,003.71            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S TRUST

Actual                                 $ 1,000.00               $ 1,004.76            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75

Actual                                 $ 1,000.00               $ 1,004.36            $ 3.76
Hypothetical                           $ 1,000.00               $ 1,021.12            $ 3.95

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 70

Actual                                 $ 1,000.00               $ 1,004.46            $ 3.51
Hypothetical                           $ 1,000.00               $ 1,021.38            $ 3.69

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 45

Actual                                 $ 1,000.00               $ 1,005.11            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 25

Actual                                 $ 1,000.00               $ 1,005.62            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 15

Actual                                 $ 1,000.00               $ 1,005.87            $ 0.75
Hypothetical                           $ 1,000.00               $ 1,024.28            $ 0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 12

Actual                                 $ 1,000.00               $ 1,005.97            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                       MAY 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
INTERSTATE TAX- EXEMPT CLASS 8
Actual                                 $ 1,000.00               $ 1,006.07            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.56            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.56      $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81      $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.81            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.71            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MICHIGAN TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.71            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.61            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OHIO TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.76            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                       MAY 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PENNSYLVANIA TAX-EXEMPT
Actual                                 $ 1,000.00               $ 1,003.81            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.56            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT

Actual                                 $ 1,000.00               $ 1,003.51            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund. The Board met on June 30, 2005, to consider the approval of the Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the respective Fund's shareholders for their approval (where applicable).

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees noted that each of the Funds slightly underperformed relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds do not invest in commercial paper and typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreements with respect to each Fund.

SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to The Reserve Fund's Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management The Reserve Fund had failed to protect its assets by failing to identify and collect amounts due to The Reserve Fund. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

Additionally, as part of its report dated September 26, 2005 filed as an exhibit to the Form N-SAR filed on September 28, 2005 for Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust, PricewaterhouseCoopers, LLP advised management that certain bank accounts were not reconciled adequately and the procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the Fund level. These conditions have been corrected.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

                  (This page has been left blank intentionally)

[THE RESERVE LOGO]
A TRADITION OF FINANCIAL INNOVATION(SM)

GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
AMER/SEMI-ANNUAL11/05

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:       /s/ Bruce R. Bent II
          --------------------
          Name:  Bruce R. Bent II
          Title: Co-Chief Executive Officer

Date:     March 15, 2006

By:       /s/ Arthur T. Bent III
          ----------------------
          Name:  Arthur T. Bent III
          Title: Co-Chief Executive Officer

Date:     March 15, 2006


          Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Bruce R. Bent II
          --------------------
          Name:  Bruce R. Bent II
          Title: Co-Chief Executive Officer

Date:     March 15, 2006


By:       /s/ Arthur T. Bent III
          ----------------------
          Name:  Arthur T. Bent III
          Title: Co-Chief Executive Officer

Date:     March 15, 2006


By:       /s/ Patrick J. Farrell
          Name:  Patrick J. Farrell
          Title: Chief Financial Officer

Date:     March 15, 2006